UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Lithium & Battery Tech ETF

Ticker: LIT

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Lithium & Battery Tech ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lit/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Lithium & Battery Tech ETF	$45	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,046,904,155	47	$5,995,495	9.26%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.6%
France	0.1%
Brazil	0.3%
Netherlands	0.4%
Canada	1.3%
Chile	3.5%
Japan	8.5%
United States	12.2%
South Korea	12.3%
Australia	27.2%
China	34.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Rio Tinto PLC ADR	19.1%
Albemarle	6.1%
Samsung SDI	5.5%
TDK	4.4%
NAURA Technology Group, Cl A	4.3%
Panasonic Holdings	4.1%
LG Energy Solution	3.9%
Eve Energy, Cl A	3.8%
Tesla	3.7%
Contemporary Amperex Technology, Cl A	3.7%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/lit/

GX-SA-LIT-2026

Global X Funds

Global X SuperDividend® ETF

Ticker: SDIV

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X SuperDividend® ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdiv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® ETF	$31	0.58%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,274,927,892	112	$3,337,581	49.72%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures ContractsFootnote Reference**	0.0%
Repurchase Agreements	4.1%
Other Countries	12.3%
Spain	2.0%
Israel	2.2%
Thailand	2.7%
Hong Kong	2.7%
South Africa	3.1%
Indonesia	3.2%
China	4.9%
United Kingdom	6.1%
Norway	8.4%
Brazil	17.2%
United States	34.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Thaifoods Group NVDR	1.8%
Var Energi	1.3%
Ithaca Energy PLC	1.4%
Petroleo Brasileiro	1.4%
Odontoprev	1.3%
Aker BP	1.3%
DNO	1.3%
Harbour Energy PLC	1.2%
Petroreconcavo S	1.2%
FLEX LNG	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sdiv/

GX-SA-SDIV-2026

Global X Funds

Global X Social Media ETF

Ticker: SOCL

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Social Media ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/socl/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Social Media ETF	$29	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$92,239,613	53	$383,528	6.53%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	8.0%
United Arab Emirates	0.0%
Singapore	0.2%
United Kingdom	0.5%
Germany	1.1%
Australia	1.5%
Japan	3.9%
South Korea	13.5%
China	35.1%
United States	43.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Meta Platforms, Cl A	9.5%
Tencent Holdings	9.5%
NAVER	9.0%
Reddit, Cl A	8.8%
Kuaishou Technology, Cl B	6.9%
Alphabet, Cl A	5.7%
Baidu ADR	5.0%
NetEase ADR	5.0%
Pinterest, Cl A	4.8%
Kakao	4.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/socl/

GX-SA-SOCL-2026

Global X Funds

Global X Guru® Index ETF

Ticker: GURU

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Guru® Index ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/guru/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Guru® Index ETF	$38	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,383,894	90	$212,443	59.28%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.5%
Energy	2.4%
Materials	3.1%
Consumer Staples	3.3%
Utilities	4.5%
Communication Services	7.6%
Consumer Discretionary	10.8%
Financials	11.5%
Industrials	14.6%
Information Technology	20.0%
Health Care	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sandisk	2.0%
Bloom Energy, Cl A	2.0%
Lumentum Holdings	1.7%
Avis Budget Group	1.6%
Celestica	1.5%
Quanta Services	1.5%
Amazon.com	1.4%
Alphabet, Cl A	1.4%
Broadcom	1.4%
Arista Networks	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/guru/

GX-SA-GURU-2026

Global X Funds

Global X SuperIncome® Preferred ETF

Ticker: SPFF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X SuperIncome® Preferred ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/spff/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperIncome® Preferred ETF	$25	0.48%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$130,060,462	51	$310,615	36.63%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.8%
United States	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
PG&E	4.5%
Microchip Technology	3.8%
Ares Management	3.7%
Hewlett Packard Enterprise	3.5%
Wells Fargo	3.1%
Bank of America	3.1%
NextEra Energy Capital Holdings	3.1%
Albemarle	2.9%
Oracle	2.9%
Athene Holding	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/spff/

GX-SA-SPFF-2026

Global X Funds

Global X SuperDividend® U.S. ETF

Ticker: DIV

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X SuperDividend® U.S. ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/div/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® U.S. ETF	$24	0.45%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$750,803,210	55	$1,536,196	32.84%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	1.8%
Consumer Discretionary	1.8%
Health Care	3.6%
Financials	5.7%
Materials	6.2%
Communication Services	6.4%
Industrials	7.6%
Utilities	12.0%
Consumer Staples	15.0%
Real Estate	17.9%
Energy	23.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tsakos Energy Navigation	2.8%
Millicom International Cellular	2.6%
CBL & Associates Properties	2.4%
FLEX LNG	2.4%
CVR Partners	2.4%
Plains All American Pipeline	2.2%
SFL, Cl B	2.2%
Alexander's	2.2%
Westlake Chemical Partners	2.2%
Altria Group	2.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/div/

GX-SA-DIV-2026

Global X Funds

Global X MSCI SuperDividend® Emerging Markets ETF

Ticker: SDEM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X MSCI SuperDividend® Emerging Markets ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdem/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® Emerging Markets ETF	$35	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,941,872	63	$144,986	18.47%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures ContractsFootnote Reference**	0.0%
Repurchase Agreements	2.5%
Other Countries	14.9%
South Africa	2.4%
Hungary	2.5%
Poland	3.8%
Czech Republic	3.9%
Thailand	4.3%
India	4.3%
Colombia	5.1%
Indonesia	5.2%
Taiwan	7.3%
China	20.4%
Brazil	25.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vibra Energia	3.3%
PetroChina, Cl H	3.1%
Innolux	2.9%
Cia Paranaense de Energia - Copel	2.8%
Grupo Cibest	2.6%
PTT Exploration & Production PCL NVDR	2.5%
Gree Electric Appliances of Zhuhai, Cl A	2.5%
Yutong Bus, Cl A	2.5%
Interconexion Electrica	2.5%
MOL Hungarian Oil & Gas	2.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sdem/

GX-SA-SDEM-2026

Global X Funds

Global X SuperDividend® REIT ETF

Ticker: SRET

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X SuperDividend® REIT ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sret/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® REIT ETF	$31	0.59%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$236,762,959	32	$621,138	48.61%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures ContractsFootnote Reference**	0.0%
France	3.1%
Singapore	3.1%
Belgium	3.1%
United Kingdom	6.1%
United States	83.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Sila Realty Trust	4.2%
Getty Realty	3.8%
Apollo Commercial Real Estate Finance	3.6%
Sabra Health Care REIT	3.7%
Apple Hospitality REIT	3.6%
Healthcare Realty Trust, Cl A	3.6%
Omega Healthcare Investors	3.6%
Broadstone Net Lease, Cl A	3.6%
Gaming and Leisure Properties	3.5%
LTC Properties	3.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sret/

GX-SA-SRET-2026

Global X Funds

Global X Renewable Energy Producers ETF

Ticker: RNRG

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Renewable Energy Producers ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rnrg. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Renewable Energy Producers ETF	$35	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$31,202,695	38	$89,673	8.81%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	1.9%
Energy	2.1%
Industrials	2.8%
Utilities	94.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Orsted	6.9%
Enlight Renewable Energy	6.8%
Axia Energia	6.6%
EDP Renovaveis	6.0%
Verbund	5.8%
Meridian Energy	5.5%
Brookfield Renewable Partners, Cl A	4.8%
Engie Brasil Energia	4.7%
Mercury NZ	4.1%
Contact Energy	4.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rnrg

GX-SA-RNRG-2026

Global X Funds

Global X S&P 500® Catholic Values ETF

Ticker: CATH

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X S&P 500® Catholic Values ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/cath/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Catholic Values ETF	$15	0.29%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,213,337,780	448	$1,599,387	1.88%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term InvestmentFootnote Reference**	0.0%
Real Estate	1.9%
Materials	2.0%
Utilities	2.4%
Energy	3.5%
Consumer Staples	4.9%
Health Care	8.3%
Industrials	8.9%
Consumer Discretionary	10.0%
Communication Services	11.1%
Financials	12.2%
Information Technology	34.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.2%
Apple	6.7%
Microsoft	5.1%
Amazon.com	4.2%
Alphabet, Cl A	3.6%
Broadcom	3.3%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
JPMorgan Chase	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/cath/

GX-SA-CATH-2026

Global X Funds

Global X MSCI SuperDividend® EAFE ETF

Ticker: EFAS

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X MSCI SuperDividend® EAFE ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/efas/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® EAFE ETF	$30	0.55%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$47,925,649	51	$107,133	12.42%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures ContractsFootnote Reference**	0.0%
Other Countries	9.3%
China	2.1%
Portugal	2.2%
Netherlands	2.2%
Australia	2.3%
Japan	3.2%
Sweden	3.5%
Spain	8.3%
Norway	8.8%
Italy	12.5%
United Kingdom	13.6%
Hong Kong	14.5%
France	16.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Repsol	3.2%
Eni	3.0%
Equinor	2.7%
Aker BP	2.6%
Engie	2.5%
Admiral Group PLC	2.5%
Sino Land	2.4%
CaixaBank	2.3%
APA Group	2.3%
NN Group	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/efas/

GX-SA-EFAS-2026

Global X Funds

Global X E-commerce ETF

Ticker: EBIZ

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X E-commerce ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ebiz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X E-commerce ETF	$23	0.50%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$29,230,166	43	$104,469	10.18%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	0.4%
Repurchase Agreements	0.9%
Consumer Staples	2.3%
Real Estate	2.6%
Communication Services	5.2%
Industrials	5.7%
Information Technology	8.6%
Consumer Discretionary	75.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Amazon.com	5.3%
eBay	5.2%
JD.com ADR	4.8%
Etsy	4.5%
RB Global	4.5%
PDD Holdings ADR	4.4%
Williams-Sonoma	4.2%
Trip.com Group ADR	4.1%
Carvana, Cl A	4.1%
Expedia Group	4.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ebiz/

GX-SA-EBIZ-2026

Global X Funds

Global X S&P Catholic Values Developed ex-U.S. ETF

Ticker: CEFA

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X S&P Catholic Values Developed ex-U.S. ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/cefa/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P Catholic Values Developed ex-U.S. ETF	$18	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,600,025	358	$59,043	4.60%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.3%
Communication Services	3.0%
Utilities	3.1%
Energy	4.4%
Materials	5.7%
Consumer Staples	6.9%
Consumer Discretionary	8.9%
Information Technology	10.1%
Health Care	10.6%
Industrials	19.3%
Financials	26.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
ASML Holding	3.1%
HSBC Holdings PLC	1.7%
Siemens	1.7%
Hoya	1.6%
EssilorLuxottica	1.6%
Shell PLC	1.4%
Toyota Motor	1.4%
Schneider Electric	1.3%
Argenx	1.3%
ABB	1.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/cefa/

GX-SA-CEFA-2026

Global X Funds

Global X NASDAQ 100® Tail Risk ETF

Ticker: QTR

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Tail Risk ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qtr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Tail Risk ETF	$13	0.25%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,218,317	103	$3,713	9.71%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	0.1%
Financials	0.2%
Purchased Options	0.3%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information Technology	53.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.5%
Apple	7.0%
Microsoft	5.3%
Amazon.com	5.0%
Alphabet, Cl A	3.9%
Alphabet, Cl C	3.7%
Broadcom	3.5%
Tesla	3.3%
Meta Platforms, Cl A	3.2%
Walmart	3.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qtr/

GX-SA-QTR-2026

Global X Funds

Global X NASDAQ 100® Collar 95-110 ETF

Ticker: QCLR

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Collar 95-110 ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qclr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Collar 95-110 ETF	$12	0.25%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,973,953	105	$4,622	9.80%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-5.8%
Real Estate	0.1%
Financials	0.2%
Purchased Options	0.3%
Energy	0.7%
Materials	1.2%
Utilities	1.5%
Industrials	3.8%
Health Care	4.4%
Consumer Staples	8.0%
Consumer Discretionary	12.9%
Communication Services	15.9%
Information Technology	56.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	9.0%
Apple	7.4%
Microsoft	5.6%
Amazon.com	5.3%
Alphabet, Cl A	4.1%
Alphabet, Cl C	3.9%
Broadcom	3.7%
Tesla	3.5%
Meta Platforms, Cl A	3.4%
Walmart	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qclr/

GX-SA-QCLR-2026

Global X Funds

Global X S&P 500® Tail Risk ETF

Ticker: XTR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X S&P 500® Tail Risk ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xtr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Tail Risk ETF	$13	0.25%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,568,368	504	$3,394	1.50%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	0.3%
Real Estate	1.9%
Materials	1.9%
Utilities	2.3%
Energy	3.5%
Consumer Staples	5.0%
Health Care	8.5%
Industrials	8.8%
Consumer Discretionary	9.9%
Communication Services	11.0%
Financials	12.0%
Information Technology	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	7.8%
Apple	6.4%
Microsoft	4.9%
Amazon.com	4.2%
Alphabet, Cl A	3.6%
Broadcom	3.2%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.2%
Tesla	1.7%
Berkshire Hathaway, Cl B	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xtr/

GX-SA-XTR-2026

Global X Funds

Global X S&P 500® Collar 95-110 ETF

Ticker: XCLR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X S&P 500® Collar 95-110 ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xclr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Collar 95-110 ETF	$12	0.25%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,250,343	506	$4,150	1.00%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-2.4%
Purchased Options	0.3%
Materials	2.0%
Real Estate	2.0%
Utilities	2.4%
Energy	3.6%
Consumer Staples	5.1%
Health Care	8.6%
Industrials	9.0%
Consumer Discretionary	10.2%
Communication Services	11.2%
Financials	12.3%
Information Technology	35.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.0%
Apple	6.6%
Microsoft	5.0%
Amazon.com	4.3%
Alphabet, Cl A	3.7%
Broadcom	3.3%
Alphabet, Cl C	3.0%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
Berkshire Hathaway, Cl B	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xclr/

GX-SA-XCLR-2026

Global X Funds

Global X Rare Earth & Critical Materials ETF

Ticker: EART

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Rare Earth & Critical Materials ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/eart/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Rare Earth & Critical Materials ETF	$34	0.59%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,262,327	50	$89,811	11.51%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Indonesia	0.5%
France	0.7%
Sweden	3.0%
Canada	3.4%
Chile	3.9%
Japan	4.3%
Mexico	7.8%
Australia	13.0%
United States	14.3%
South Africa	16.9%
China	32.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Albemarle	4.5%
Anglo American PLC	4.4%
PLS Group	4.2%
Rio Tinto PLC	4.2%
Zhejiang Huayou Cobalt, Cl A	4.2%
China Northern Rare Earth Group High-Tech, Cl A	4.1%
Antofagasta PLC	3.9%
Freeport-McMoRan	3.9%
Grupo Mexico, Cl B	3.9%
Southern Copper	3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/eart/

GX-SA-EART-2026

Global X Funds

Global X Russell 2000 ETF

Ticker: RSSL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Russell 2000 ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rssl/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 ETF	$4	0.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,427,015,994	1,924	$551,579	5.70%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
RightFootnote Reference**	0.0%
Futures ContractsFootnote Reference**	0.0%
Consumer Staples	1.7%
Short-Term Investment	2.0%
Communication Services	2.6%
Utilities	2.8%
Materials	4.7%
Real Estate	5.2%
Energy	6.3%
Consumer Discretionary	8.1%
Information Technology	16.3%
Health Care	16.2%
Financials	16.4%
Industrials	19.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy, Cl A	1.9%
Credo Technology Group Holding	0.9%
Fabrinet	0.8%
Coeur Mining	0.6%
Nextpower, Cl A	0.5%
EchoStar, Cl A	0.5%
TTM Technologies	0.5%
IonQ	0.5%
Sterling Infrastructure	0.5%
Advanced Energy Industries	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rssl/

GX-SA-RSSL-2026

Global X Funds

Global X U.S. Electrification ETF

Ticker: ZAP

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X U.S. Electrification ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zap/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Electrification ETF	$27	0.50%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$443,983,120	45	$765,617	5.14%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer DiscretionaryFootnote Reference**	0.0%
Industrials	24.7%
Utilities	75.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Bloom Energy, Cl A	5.3%
Quanta Services	4.7%
Eaton PLC	4.1%
NextEra Energy	4.1%
Constellation Energy	4.1%
Dominion Energy	4.0%
National Grid PLC ADR	4.0%
American Electric Power	4.0%
Southern	3.9%
Xcel Energy	3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/zap/

GX-SA-ZAP-2026

Global X Funds

Global X S&P 500® U.S. Market Leaders Top 50 ETF

Ticker: FLAG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X S&P 500® U.S. Market Leaders Top 50 ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/flag/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® U.S. Market Leaders Top 50 ETF	$14	0.29%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,648,282	50	$2,376	4.40%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Energy	0.5%
Communication Services	3.8%
Industrials	7.4%
Financials	8.1%
Consumer Staples	12.0%
Consumer Discretionary	19.5%
Information Technology	20.5%
Health Care	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Walmart	5.3%
Amazon.com	5.2%
Cisco Systems	5.2%
UnitedHealth Group	5.1%
Merck	5.0%
AbbVie	4.3%
Eli Lilly	4.3%
Home Depot	4.3%
Microsoft	3.9%
PepsiCo	3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/flag/

GX-SA-FLAG-2026

Global X Funds

Global X S&P 500® U.S. Revenue Leaders ETF

Ticker: EGLE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X S&P 500® U.S. Revenue Leaders ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/egle. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® U.S. Revenue Leaders ETF	$9	0.19%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,050,401	373	$1,903	4.30%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	1.2%
Energy	2.7%
Real Estate	3.0%
Utilities	4.1%
Consumer Staples	5.3%
Communication Services	5.6%
Industrials	11.6%
Health Care	11.9%
Consumer Discretionary	12.7%
Financials	14.8%
Information Technology	27.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Microsoft	8.5%
Amazon.com	7.4%
Micron Technology	3.5%
Berkshire Hathaway, Cl B	2.2%
JPMorgan Chase	2.2%
Cisco Systems	2.2%
Palantir Technologies, Cl A	1.9%
Eli Lilly	1.9%
Oracle	1.6%
Walmart	1.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/egle

GX-SA-EGLE-2026

Global X Funds

Global X S&P 500® Christian Values ETF

Ticker: CHRI

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X S&P 500® Christian Values ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/chri. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Christian Values ETF	$15	0.29%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,135,391	468	$5,027	3.01%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.9%
Materials	1.9%
Utilities	2.3%
Energy	3.5%
Consumer Staples	4.9%
Health Care	8.3%
Industrials	9.0%
Consumer Discretionary	10.0%
Communication Services	11.0%
Financials	12.0%
Information Technology	35.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	7.9%
Apple	6.5%
Microsoft	4.9%
Amazon.com	4.2%
Alphabet, Cl A	3.7%
Broadcom	3.2%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
Berkshire Hathaway, Cl B	1.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/chri

GX-SA-CHRI-2026

Global X Funds

Global X NYSE® 100 ETF

Ticker: NYSX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X NYSE® 100 ETF (the "Fund") for the period from March 25, 2026 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/NYSX/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X NYSE® 100 ETF	$1	0.09%Footnote Reference†
Footnote	Description
Footnote†	Annualized.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,431,879	101	$124	0.57%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	1.4%
Financials	4.2%
U.S. Treasury Obligation	9.9%
Consumer Discretionary	11.9%
Communication Services	14.1%
Information Technology	68.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	9.6%
Apple	8.2%
Microsoft	6.1%
Amazon.com	5.3%
Alphabet, Cl A	4.6%
Broadcom	4.0%
Alphabet, Cl C	4.0%
Taiwan Semiconductor Manufacturing ADR	3.9%
Tesla	2.9%
Meta Platforms, Cl A	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/NYSX/

GX-SA-NYSX-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X SuperDividend® ETF (ticker: SDIV)
Global X Social Media ETF (ticker: SOCL)
Global X Guru® Index ETF (ticker: GURU)
Global X SuperIncome® Preferred ETF (ticker: SPFF)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X E-commerce ETF (ticker: EBIZ)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X NASDAQ 100® Tail Risk ETF (ticker: QTR)
Global X NASDAQ 100® Collar 95-110 ETF (ticker: QCLR)
Global X S&P 500® Tail Risk ETF (ticker: XTR)
Global X S&P 500® Collar 95-110 ETF (ticker: XCLR)
Global X Rare Earth & Critical Materials ETF (ticker: EART) (formerly, Global X Disruptive Materials ETF)
Global X Russell 2000 ETF (ticker: RSSL)
Global X U.S. Electrification ETF (ticker: ZAP)
Global X S&P 500® U.S. Market Leaders Top 50 ETF (ticker: FLAG)
Global X S&P 500® U.S. Revenue Leaders ETF (ticker: EGLE)
Global X S&P 500® Christian Values ETF (ticker: CHRI)
Global X NYSE® 100 ETF (ticker: NYSX)

Semi-Annual Financials and Other Information

April 30, 2026

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 27.2%
Materials — 27.2%
Elevra Lithium *(A)	805,115	$7,860,597
ESG Minerals *(B)	397,586	—
European Lithium *(A)	8,216,497	2,333,360
IGO *	3,642,742	19,458,756
ioneer *(A)	12,942,256	1,163,102
Liontown *	11,035,609	18,644,984
Mineral Resources *	918,804	42,085,097
PLS Group *	15,872,042	68,695,319
Rio Tinto PLC ADR	3,898,761	391,747,505
Vulcan Energy Resources *(A)	1,715,299	4,772,530

TOTAL AUSTRALIA		556,761,250
BRAZIL — 0.3%
Materials — 0.3%
Sigma Lithium *	298,863	6,595,906

CANADA — 1.3%
Materials — 1.3%
Lithium Americas *(A)	1,742,169	9,983,777
Lithium Argentina *(A)	752,500	7,640,548
PMET Resources *(A)	836,500	3,669,021
Standard Lithium *(A)	1,172,784	4,540,865

TOTAL CANADA		25,834,211
CHILE — 3.5%
Materials — 3.5%
Sociedad Quimica y Minera de Chile ADR *	769,014	70,880,020

CHINA — 34.3%
Consumer Discretionary — 3.4%
BYD, Cl H	5,375,021	70,328,981

Industrials — 11.9%
Contemporary Amperex Technology, Cl A	1,168,709	74,580,067
Eve Energy, Cl A	7,247,072	76,996,196
Jiangxi Special Electric Motor, Cl A *	7,306,140	17,162,989

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sunwoda Electronic, Cl A	7,129,691	$28,623,742
Wuxi Lead Intelligent Equipment, Cl A	5,599,110	45,252,783
		242,615,777
Information Technology — 4.3%
NAURA Technology Group, Cl A	1,120,440	88,061,220

Materials — 14.7%
Ganfeng Lithium Group, Cl A	5,744,232	74,556,850
Guangzhou Tinci Materials Technology, Cl A	6,779,185	60,039,150
Shanghai Putailai New Energy Technology, Cl A	5,120,108	27,180,446
Sinomine Resource Group, Cl A	3,183,656	42,305,228
Tianqi Lithium, Cl A *	5,207,373	60,996,006
Yunnan Energy New Material, Cl A *	2,903,259	35,247,804
		300,325,484
TOTAL CHINA		701,331,462
FRANCE — 0.1%
Materials — 0.1%
Eramet (A)	46,120	3,164,907

JAPAN — 8.5%
Consumer Discretionary — 4.1%
Panasonic Holdings	4,132,260	84,462,071

Information Technology — 4.4%
TDK	4,875,120	89,923,961

TOTAL JAPAN		174,386,032
NETHERLANDS — 0.4%
Materials — 0.4%
AMG Critical Materials	187,439	7,867,126

SOUTH KOREA — 12.3%
Industrials — 6.8%
Ecopro	286,381	39,775,139
L&F *	154,241	20,288,848

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
LG Energy Solution *	255,051	$79,187,557
		139,251,544
Information Technology — 5.5%
Samsung SDI *	239,546	112,246,811

TOTAL SOUTH KOREA		251,498,355
UNITED STATES — 12.2%
Consumer Discretionary — 4.0%
Lucid Group, Cl A *(A)	982,796	6,260,411
Tesla *	199,921	76,295,851
		82,556,262
Industrials — 2.1%
EnerSys	196,627	41,932,674

Materials — 6.1%
Albemarle	636,554	125,210,172

TOTAL UNITED STATES		249,699,108
TOTAL COMMON STOCK (Cost $1,326,222,909)		2,048,018,377

	Face Amount
REPURCHASE AGREEMENTS(C) — 0.6%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $2,183,735 (collateralized by various U.S. Treasury Obligations, ranging in par value $150 - $189,533, 0.000% - 6.750%, 05/15/2026 - 02/15/2056, with a total market value of $2,220,968)	$2,183,510	2,183,510

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citigroup Global Markets, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $2,955,294 (collateralized by various U.S. Government Obligations, ranging in par value $4,244 - $1,310,441, 3.500% - 6.050%, 04/09/2027 - 12/15/2060, with a total market value of $3,004,176)	$2,954,994	$2,954,994
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $2,955,294 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $781 - $1,231,762, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $3,002,177)	2,954,994	2,954,994
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $755,521 (collateralized by various U.S. Treasury Obligations, ranging in par value $118,156 - $820,816, 3.000% - 3.250%, 05/15/2042 - 02/15/2048, with a total market value of $757,597)	755,445	755,445
RBC Dominion Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $2,955,293 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,816 - $2,934,627, 0.000% - 5.000%, 08/18/2026 - 02/01/2056, with a total market value of $2,994,323)	2,954,994	2,954,994

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Standard Chartered Bank 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $770,586 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,367 - $643,097, 0.125% - 5.000%, 05/31/2028 - 03/20/2056, with a total market value of $783,063)	$770,508	$770,508
TOTAL REPURCHASE AGREEMENTS (Cost $12,574,445)		12,574,445
TOTAL INVESTMENTS — 100.7% (Cost $1,338,797,354)		$2,060,592,822

Percentages are based on Net Assets of $2,046,904,155.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $25,359,353.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $12,574,445. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $12,860,269.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$2,048,018,377	$—	$—	^	$2,048,018,377
Repurchase Agreements	—	12,574,445	—		12,574,445
Total Investments in Securities	$2,048,018,377	$12,574,445	$—		$2,060,592,822

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 92.8%
AUSTRALIA — 0.9%
Industrials — 0.9%
McMillan Shakespeare (A)	1,040,120	$11,792,693

BRAZIL — 10.8%
Consumer Discretionary — 3.4%
Cyrela Brazil Realty Empreendimentos e Participacoes	2,105,100	9,924,695
Direcional Engenharia	3,983,900	10,274,790
Grendene	13,493,600	11,862,148
Vulcabras	3,599,360	11,399,707
		43,461,340
Consumer Staples — 1.0%
MBRF Global Foods	3,416,400	11,951,640

Energy — 1.2%
Petroreconcavo S	5,944,700	15,463,092

Financials — 1.0%
BB Seguridade Participacoes	1,891,300	12,860,719

Health Care — 1.3%
Odontoprev	5,444,200	16,663,465

Industrials — 0.8%
Tegma Gestao Logistica	1,612,500	10,324,091

Information Technology — 1.2%
Intelbras Industria de Telecomunicacao Eletronica Brasileira	5,172,400	14,814,176

Materials — 0.9%
Vale	732,500	11,934,881

TOTAL BRAZIL		137,473,404

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 4.9%
Consumer Discretionary — 0.6%
Brilliance China Automotive Holdings	23,044,000	$7,971,819

Consumer Staples — 0.8%
Sun Art Retail Group	55,592,300	10,360,907

Industrials — 1.8%
COSCO SHIPPING Holdings, Cl H (A)	6,999,700	12,866,849
Greentown Management Holdings (A)	33,089,700	9,461,743
		22,328,592
Real Estate — 1.7%
C&D International Investment Group	6,214,932	11,765,431
Sunac Services Holdings (A)	70,923,200	9,506,221
		21,271,652
TOTAL CHINA		61,932,970
FRANCE — 2.0%
Communication Services — 1.1%
Metropole Television (A)	897,609	13,667,142

Real Estate — 0.9%
ICADE ‡	501,568	12,037,914

TOTAL FRANCE		25,705,056
GREECE — 0.7%
Consumer Discretionary — 0.7%
Allwyn	627,356	8,904,617

HONG KONG — 2.7%
Industrials — 1.0%
Orient Overseas International	708,000	12,336,620

Information Technology — 1.7%
PAX Global Technology	20,435,200	10,173,580

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VTech Holdings	1,507,920	$11,607,158
		21,780,738
TOTAL HONG KONG		34,117,358
INDONESIA — 3.2%
Energy — 3.2%
Alamtri Resources	93,357,200	13,590,996
Bukit Asam	81,275,700	13,475,521
Indo Tambangraya Megah	9,353,600	14,400,545

TOTAL INDONESIA		41,467,062
IRELAND — 1.1%
Utilities — 1.1%
Greencoat Renewables PLC (A)	14,974,659	13,525,816

ISRAEL — 2.2%
Energy — 1.0%
Energean PLC (A)	1,051,442	12,765,836

Industrials — 1.2%
ZIM Integrated Shipping Services	555,764	14,694,400

TOTAL ISRAEL		27,460,236
KAZAKHSTAN — 1.0%
Financials — 1.0%
Halyk Savings Bank of Kazakhstan JSC GDR	382,579	13,122,460

KUWAIT — 2.0%
Communication Services — 1.1%
Mobile Telecommunications KSCP	7,336,886	13,600,081

Consumer Discretionary — 0.9%
Humansoft Holding KSC	1,457,870	11,383,239

TOTAL KUWAIT		24,983,320

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 0.9%
Financials — 0.9%
Banco del Bajio	3,822,000	$11,933,929

NEW ZEALAND — 0.9%
Communication Services — 0.9%
Spark New Zealand (A)	9,438,727	11,558,691

NORWAY — 8.4%
Energy — 6.2%
Aker BP	429,167	16,635,953
DNO	7,661,033	16,330,734
FLEX LNG (A)	473,814	15,365,788
SFL, Cl B	1,195,579	13,785,026
Var Energi	3,484,187	17,577,118
		79,694,619
Industrials — 2.2%
Hoegh Autoliners	1,044,329	14,874,722
Wallenius Wilhelmsen, Cl B	990,393	12,626,643
		27,501,365
TOTAL NORWAY		107,195,984
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC *(B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PAO *(B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—

TOTAL RUSSIA		—
SINGAPORE — 0.9%
Real Estate — 0.9%
ESR-REIT ‡	6,311,500	11,993,114

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 3.1%
Energy — 2.3%
Exxaro Resources	1,055,966	$13,905,239
Thungela Resources (A)	1,737,660	15,113,480
		29,018,719
Materials — 0.8%
Kumba Iron Ore (A)	538,450	10,075,141

TOTAL SOUTH AFRICA		39,093,860
SPAIN — 2.0%
Communication Services — 1.0%
Atresmedia de Medios de Comunicacion	2,037,728	12,382,028

Real Estate — 1.0%
Metrovacesa (A)	955,253	13,357,047

TOTAL SPAIN		25,739,075
TAIWAN — 1.9%
Industrials — 1.9%
Evergreen Marine Taiwan	2,086,200	13,300,270
Yang Ming Marine Transport	7,250,000	11,246,429

TOTAL TAIWAN		24,546,699
THAILAND — 2.7%
Consumer Staples — 1.8%
Thaifoods Group NVDR	74,453,500	22,840,249

Real Estate — 0.9%
Sansiri NVDR	261,054,800	11,211,802

TOTAL THAILAND		34,052,051
UNITED KINGDOM — 6.1%
Communication Services — 1.0%
WPP PLC	3,321,159	12,058,562

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.6%
Taylor Wimpey PLC	7,715,428	$8,158,694

Energy — 2.6%
Harbour Energy PLC	4,045,233	16,105,735
Ithaca Energy PLC	4,749,132	17,436,888
		33,542,623
Financials — 1.9%
Legal & General Group PLC	3,367,879	11,518,849
Standard Life PLC	1,217,107	12,503,165
		24,022,014
TOTAL UNITED KINGDOM		77,781,893
UNITED STATES — 34.4%
Communication Services — 1.1%
Playtika Holding	3,743,008	13,680,694

Energy — 1.2%
Nordic American Tankers	2,712,445	15,135,443

Financials — 23.7%
Adamas Trust ‡	1,517,924	13,630,958
AGNC Investment ‡	1,083,058	11,935,299
Annaly Capital Management ‡	533,117	12,208,379
Apollo Commercial Real Estate Finance ‡	1,159,554	12,685,521
Arbor Realty Trust ‡	1,598,190	12,625,701
ARMOUR Residential REIT ‡	672,924	11,803,087
Blackstone Mortgage Trust, Cl A ‡	630,222	11,967,916
BrightSpire Capital ‡	2,134,678	12,381,132
Chimera Investment ‡	874,608	12,025,860
Dynex Capital ‡	878,152	11,960,430
Ellington Financial ‡	951,657	12,609,455
Franklin BSP Realty Trust ‡	1,391,472	12,662,395
GQG Partners, Cl CDI (A)	10,071,906	11,875,540
Invesco Mortgage Capital ‡	1,416,540	11,516,470
Ladder Capital, Cl A ‡	1,186,370	12,195,884
MFA Financial ‡	1,245,148	12,762,767
Orchid Island Capital, Cl A ‡	1,638,522	11,518,810
PennyMac Mortgage Investment Trust ‡	967,717	11,786,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Redwood Trust ‡	1,868,661	$10,389,755
Rithm Capital ‡	1,157,234	11,317,749
Starwood Property Trust ‡	681,490	12,512,156
TFS Financial (A)	824,817	12,405,248
TPG RE Finance Trust ‡	1,391,472	11,771,853
Two Harbors Investment ‡	1,080,216	12,498,099
Western Union (A)	1,282,755	11,660,243
		302,707,500
Industrials — 0.6%
Alight, Cl A	9,490,808	7,852,695

Real Estate — 7.8%
Alexander’s ‡	52,761	13,293,661
Armada Hoffler Properties REIT ‡	1,787,298	10,884,645
Brandywine Realty Trust ‡	3,883,091	11,765,766
Community Healthcare Trust ‡	699,440	12,044,357
Easterly Government Properties ‡	514,946	12,054,886
Global Net Lease ‡	1,245,026	11,902,448
Innovative Industrial Properties ‡	268,110	14,544,967
Park Hotels & Resorts ‡	1,099,510	12,611,380
		99,102,110
TOTAL UNITED STATES		438,478,442
TOTAL COMMON STOCK (Cost $1,155,826,474)		1,182,858,730

PREFERRED STOCK — 6.4%
BRAZIL— 6.4%
Energy — 1.4%
Petroleo Brasileiro (C)	1,748,400	17,222,919
Financials — 1.0%
Itausa (C)	4,417,800	12,342,601
Industrials — 1.0%
Marcopolo (C)	10,141,400	13,189,682
Materials — 1.9%
Bradespar (C)	2,679,000	12,334,670
Unipar Carbocloro (C)	967,900	12,168,685
		24,503,355

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 1.1%
Cia Energetica de Minas Gerais (C)	5,520,700	$13,894,826
TOTAL BRAZIL		81,153,383
TOTAL PREFERRED STOCK (Cost $68,645,817)		81,153,383

	Face Amount
REPURCHASE AGREEMENTS(D) — 4.1%
Citigroup Global Markets, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $12,375,451 (collateralized by various U.S. Government Obligations, ranging in par value $17,774 - $5,487,543, 3.500% - 6.050%, 04/09/2027 - 12/15/2060, with a total market value of $12,580,150)	$12,374,196	12,374,196
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $12,375,451 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,272 - $5,158,071, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $12,571,777)	12,374,196	12,374,196
JP Morgan Securities LLC 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $2,765,044 (collateralized by various U.S. Government Obligations, ranging in par value $3,041 - $890,557, 3.500% - 7.000%, 08/01/2040 - 05/01/2056, with a total market value of $2,807,072)	2,764,764	2,764,764
Nomura Securities International, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $12,375,451 (collateralized by various U.S. Government Obligations, ranging in par value $6,707 - $2,096,907, 2.500% - 6.500%, 09/01/2028 - 09/01/2062, with a total market value of $12,566,780)	12,374,196	12,374,196

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
RBC Dominion Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $12,375,447 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $11,793 - $12,288,909, 0.000% - 5.000%, 08/18/2026 - 02/01/2056, with a total market value of $12,538,889)	$12,374,196	$12,374,196
Standard Chartered Bank 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $394,647 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,212 - $329,355, 0.125% - 5.000%, 05/31/2028 - 03/20/2056, with a total market value of $401,037)	394,607	394,607
TOTAL REPURCHASE AGREEMENTS (Cost $52,656,155)		52,656,155
TOTAL INVESTMENTS — 103.3% (Cost $1,277,128,446)		$1,316,668,268

Percentages are based on Net Assets of $1,274,927,892.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI EAFE Index	31	Jun-2026	$4,571,351	$4,721,455	$150,104
S&P Mid Cap 400 Index E-Mini	7	Jun-2026	2,420,860	2,555,840	134,980
			$6,992,211	$7,277,295	$285,084

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $67,587,287.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® ETF

(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $52,656,155. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $17,728,563.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$1,182,858,730	$—	$—	^	$1,182,858,730
Preferred Stock	81,153,383	—	—		81,153,383
Repurchase Agreements	—	52,656,155	—		52,656,155
Total Investments in Securities	$1,264,012,113	$52,656,155	$—		$1,316,668,268

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$285,084	$—	$—		$285,084
Total Other Financial Instruments	$285,084	$—	$—		$285,084

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 1.5%
Information Technology — 1.5%
Life360, CDI *	93,047	$1,350,630

CHINA — 35.1%
Communication Services — 34.5%
Baidu ADR *(A)	36,754	4,650,484
Bilibili ADR *(A)	136,801	3,013,726
Hello Group ADR	44,005	274,591
HUYA ADR (A)	28,577	89,732
JOYY ADR	11,357	669,949
Kuaishou Technology, Cl B	1,159,488	6,349,709
Meitu (A)	1,445,200	767,452
NetEase ADR	38,819	4,561,621
Newborn Town *	221,600	261,097
Tencent Holdings	146,427	8,744,031
Tencent Music Entertainment Group ADR	231,019	2,118,444
Weibo ADR (A)	34,853	293,114
		31,793,950
Consumer Staples — 0.6%
East Buy Holding *(A)	179,200	590,643

TOTAL CHINA		32,384,593
GERMANY — 1.1%
Communication Services — 1.1%
United Internet	32,214	1,009,711

JAPAN — 3.9%
Communication Services — 3.9%
Anycolor	12,008	210,880
DeNA	24,006	388,802
giftee	7,176	52,296
Gree	21,787	50,330
Kakaku.com	49,705	831,351
MIXI	13,430	222,312
Nexon	105,559	1,780,030

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
note inc *	3,100	$47,952

TOTAL JAPAN		3,583,953
SINGAPORE — 0.2%
Communication Services — 0.2%
Grindr *(A)	14,709	196,659

SOUTH KOREA — 13.5%
Communication Services — 13.5%
Com2uSCorp	3,492	77,105
Kakao	124,510	3,970,687
NAVER	58,462	8,316,803
SOOP	2,903	114,304

TOTAL SOUTH KOREA		12,478,899
UNITED ARAB EMIRATES — 0.0%
Communication Services — 0.0%
Yalla Group ADR *	7,002	46,773

UNITED KINGDOM — 0.5%
Communication Services — 0.5%
Trustpilot Group PLC *	131,285	464,543

UNITED STATES — 43.8%
Communication Services — 43.1%
Alphabet, Cl A	13,676	5,262,525
Angi, Cl A *	11,552	84,792
Bumble, Cl A *	29,228	121,296
IAC *	25,797	1,149,514
Match Group	94,277	3,527,845
Meta Platforms, Cl A	14,293	8,746,030
Nextdoor Holdings *	97,086	155,338
Pinterest, Cl A *	225,973	4,442,629
Reddit, Cl A *	55,037	8,103,098
Rumble *(A)	44,297	333,556
Snap, Cl A *	446,499	2,710,249
Spotify Technology *	8,647	3,861,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trump Media & Technology Group *	64,844	$593,323
Yelp, Cl A *	23,299	643,052
		39,734,565
Consumer Discretionary — 0.2%
Groupon, Cl A *(A)	10,233	145,411

Industrials — 0.1%
Fiverr International *	12,163	141,577

Information Technology — 0.4%
Sprinklr, Cl A *(A)	48,185	237,070
Sprout Social, Cl A *	21,400	128,400
		365,470
TOTAL UNITED STATES		40,387,023
TOTAL COMMON STOCK (Cost $130,037,086)		91,902,784

	Face Amount
REPURCHASE AGREEMENTS(B) — 8.0%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,725,014 (collateralized by various U.S. Treasury Obligations, ranging in par value $118 - $149,719, 0.000% - 6.750%, 05/15/2026 - 02/15/2056, with a total market value of $1,754,425)	$1,724,836	1,724,836
Citigroup Global Markets, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $440,431 (collateralized by various U.S. Treasury Obligations, ranging in par value $18,577 - $433,652, 1.250% - 3.500%, 06/30/2028 - 02/15/2029, with a total market value of $446,014)	440,386	440,386

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,725,011 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $456 - $718,982, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $1,752,377)	$1,724,836	$1,724,836
Natwest Markets Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,725,010 (collateralized by various U.S. Treasury Obligations, ranging in par value $247 - $246,038, 0.375% - 5.000%, 05/15/2026 - 08/15/2055, with a total market value of $1,736,069)	1,724,836	1,724,836
RBC Dominion Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,725,010 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,644 - $1,712,948, 0.000% - 5.000%, 08/18/2026 - 02/01/2056, with a total market value of $1,747,792)	1,724,836	1,724,836
TOTAL REPURCHASE AGREEMENTS (Cost $7,339,730)		7,339,730
TOTAL INVESTMENTS — 107.6% (Cost $137,376,816)		$99,242,514

Percentages are based on Net Assets of $92,239,613.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $8,182,543.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $7,339,730. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $786,795.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Social Media ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$91,902,784	$—	$—	$91,902,784
Repurchase Agreements	—	7,339,730	—	7,339,730
Total Investments in Securities	$91,902,784	$7,339,730	$—	$99,242,514

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL — 0.9%
Financials — 0.9%
NU Holdings, Cl A *	37,073	$536,817

CANADA — 3.8%
Consumer Discretionary — 1.3%
Restaurant Brands International	9,278	748,549

Information Technology — 1.5%
Celestica *	2,192	897,822

Materials — 1.0%
Triple Flag Precious Metals	17,776	567,232

TOTAL CANADA		2,213,603
CHINA — 0.9%
Consumer Discretionary — 0.9%
Alibaba Group Holding ADR	4,101	540,840

FRANCE — 1.0%
Health Care — 1.0%
Abivax ADR *	5,013	588,426

IRELAND — 1.0%
Industrials — 1.0%
AerCap Holdings	4,126	586,758

NETHERLANDS — 0.9%
Health Care — 0.9%
Newamsterdam Pharma *	17,865	510,224

NORWAY — 0.8%
Industrials — 0.8%
T1 Energy *	98,535	472,968

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 0.9%
Consumer Discretionary — 0.9%
Sportradar Group, Cl A *	37,165	$485,003

UNITED STATES — 89.8%
Communication Services — 7.6%
Alphabet, Cl A	2,106	810,389
EchoStar, Cl A *(A)	5,561	684,781
Electronic Arts	3,179	643,334
Meta Platforms, Cl A	993	607,627
Stubhub Holdings, Cl A *	71,440	520,798
TKO Group Holdings, Cl A	2,995	557,340
Warner Bros Discovery *	22,190	600,239
		4,424,508
Consumer Discretionary — 7.7%
Amazon.com *	3,120	826,987
Carvana, Cl A *	1,761	697,004
Expedia Group	3,135	778,640
Green Brick Partners *	8,022	541,004
Lithia Motors, Cl A	2,094	607,511
Planet Fitness, Cl A *	6,780	452,023
Tesla *	1,553	592,671
		4,495,840
Consumer Staples — 3.3%
Albertsons, Cl A	35,257	594,080
Maplebear *	17,595	745,148
Post Holdings *	5,902	618,235
		1,957,463
Energy — 2.4%
Expand Energy	6,419	655,701
Targa Resources	2,807	730,044
		1,385,745
Financials — 10.6%
American Express	1,839	594,089
Blackrock	585	623,376
Interactive Brokers Group, Cl A	8,499	675,671

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Janus Henderson Group PLC	13,033	$672,633
JPMorgan Chase	2,061	645,567
MarketAxess Holdings	3,614	568,085
Mastercard, Cl A	1,210	608,533
Morgan Stanley	3,604	686,886
Shift4 Payments, Cl A *(A)	10,763	476,586
Visa, Cl A	1,987	655,392
		6,206,818
Health Care — 20.3%
Apogee Therapeutics *	9,059	750,900
Arcutis Biotherapeutics *	23,918	555,376
Boston Scientific *	8,375	482,484
Caris Life Sciences *	30,350	576,650
Corcept Therapeutics *	16,044	746,367
CVS Health	8,187	681,895
Eli Lilly	626	585,060
Henry Schein *	8,187	610,668
Immunovant *	23,885	648,358
Incyte *	6,203	590,960
Krystal Biotech *	2,247	589,298
Kymera Therapeutics *	7,506	608,511
Madrigal Pharmaceuticals *	1,300	672,607
Natera *	2,954	608,997
Nuvalent, Cl A *	6,241	625,847
PTC Therapeutics *	9,268	602,976
Rhythm Pharmaceuticals *	6,307	513,138
Scholar Rock Holding *	13,555	631,799
United Therapeutics *	1,342	766,752
		11,848,643
Industrials — 12.8%
Atkore	9,588	749,302
Avis Budget Group *	5,181	936,051
Bloom Energy, Cl A *	4,048	1,147,041
CoreCivic *	34,296	701,696
HEICO, Cl A	2,476	517,534
Howmet Aerospace	2,562	622,669
Modine Manufacturing *	2,937	747,848

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Quanta Services	1,230	$895,157
Uber Technologies *	8,779	655,001
United Airlines Holdings *	5,464	491,760
		7,464,059
Information Technology — 18.5%
Apple	2,417	655,853
AppLovin, Cl A *	1,580	705,233
Arista Networks *	4,578	790,666
Broadcom	1,916	799,796
CoreWeave, Cl A *	6,669	744,260
Dynatrace *	17,541	635,160
Fair Isaac *	466	477,650
First Solar *	2,668	538,643
Guidewire Software *	4,959	686,276
Lumentum Holdings *	1,071	966,385
Microsoft	1,599	652,040
NVIDIA	3,399	678,338
Qorvo *	7,600	716,072
Salesforce	3,402	600,555
Sandisk *	1,060	1,162,301
		10,809,228
Materials — 2.1%
Linde PLC	1,316	659,500
Sherwin-Williams	1,747	561,853
		1,221,353
Utilities — 4.5%
Constellation Energy	2,164	677,332
Eversource Energy	8,908	629,796
Southwest Gas Holdings	7,374	693,525
Talen Energy *	1,680	625,665
		2,626,318
TOTAL UNITED STATES		52,439,975
TOTAL COMMON STOCK (Cost $54,403,041)		58,374,614

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 1.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.580% (Cost $880,926)	880,926	$880,926
TOTAL INVESTMENTS — 101.5% (Cost $55,283,967)		$59,255,540

Percentages are based on Net Assets of $58,383,894.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $870,755.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $880,926. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2026.

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperIncome® Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
UNITED STATES— 99.4%
Consumer Discretionary — 3.2%
Ford Motor, 6.500%	104,449	$2,304,145
Whirlpool, 8.500%	45,581	1,903,007
		4,207,152
Financials — 59.1%
AGNC Investment, 8.750% ‡	59,950	1,531,723
Allstate, 7.375%	104,681	2,741,595
Annaly Capital Management, 8.875% ‡	46,684	1,221,720
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	41,382	1,063,517
Apollo Global Management, 6.750%	48,096	3,161,350
Ares Management, 6.750%	122,905	4,822,792
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	86,450	2,208,798
Athene Holding, 6.350%, TSFR3M + 4.253% (A)	150,060	3,653,961
Bank of America, 7.250%	3,327	4,068,156
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	86,934	2,219,425
Citigroup, 6.250%	139,413	3,534,120
Citizens Financial Group, 6.500%, H15T5Y + 2.629% (A)	69,409	1,749,801
Corebridge Financial, 6.375%	104,538	2,503,685
F&G Annuities & Life, 7.300%	64,462	1,385,288
Fifth Third Bancorp, 6.875%, H15T5Y + 3.125% (A)	69,870	1,803,345
First Citizens BancShares, 6.625%, H15T5Y + 2.830% (A)	69,574	1,752,569
Flagstar Bank, 6.375%, US0003M + 3.821% (A)	90,044	2,071,012
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	104,570	2,634,118
KKR, 6.875%	35,258	884,623
KKR, 6.250%	74,686	3,314,565
Lincoln National, 9.000%	87,151	2,306,887
M&T Bank, 7.500%	131,555	3,498,047
M&T Bank, 6.350%	78,459	1,966,967
Morgan Stanley, 6.625%	53,192	1,359,588
Morgan Stanley, 6.500%	53,384	1,349,014
Morgan Stanley, 5.850%	53,282	1,289,424
Pinnacle Financial Partners, 8.397%, H15T5Y + 4.127% (A)	60,652	1,589,082

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperIncome® Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	87,209	$2,244,760
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	86,252	2,142,500
Shift4 Payments, 6.000%	42,788	2,395,272
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	88,028	2,315,136
Wells Fargo, 7.500%	3,423	4,076,143
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	74,150	1,964,234
		76,823,217
Health Care — 2.6%
Bruker, 6.375%	11,708	3,432,434
Industrials — 2.1%
QXO, 5.500%	49,222	2,784,981
Information Technology — 15.0%
Hewlett Packard Enterprise, 7.625%	59,378	4,549,542
Microchip Technology, 7.500%	62,229	4,895,556
Oracle, 6.500%	77,982	3,795,384
Strategy, 10.000% (B)	23,537	2,376,060
Strategy, 10.000% (B)	24,015	1,845,553
Strategy, 8.000%	26,314	2,058,807
		19,520,902
Materials — 2.9%
Albemarle, 7.250%	48,943	3,814,617
Utilities — 14.5%
DTE Energy, 6.250%	104,701	2,592,397
NextEra Energy Capital Holdings, 6.500%	153,986	3,942,042
PG&E, 6.000%	139,765	5,878,516
SCE Trust VII, 7.500%	95,996	2,421,979
SCE Trust VIII, 6.950%	60,684	1,452,168
Southern, 6.500%	98,377	2,508,613
		18,795,715
TOTAL UNITED STATES		129,379,018
TOTAL PREFERRED STOCK (Cost $127,964,729)		129,379,018

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperIncome® Preferred ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.580% (Cost $2,301,600)	2,301,600	$2,301,600
TOTAL INVESTMENTS — 101.2% (Cost $130,266,329)		$131,680,618

Percentages are based on Net Assets of $130,060,462.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $2,264,245.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $2,301,600. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2026.

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 83.3%
GREECE — 2.8%
Energy — 2.8%
Tsakos Energy Navigation	524,208	$21,324,781

GUATEMALA — 2.6%
Communication Services — 2.6%
Millicom International Cellular	226,325	19,210,466

NORWAY — 4.6%
Energy — 4.6%
FLEX LNG (A)	556,521	18,047,976
SFL, Cl B	1,440,604	16,610,164

TOTAL NORWAY		34,658,140
PANAMA — 1.6%
Industrials — 1.6%
Copa Holdings, Cl A	101,583	11,751,122

UNITED KINGDOM — 2.1%
Industrials — 2.1%
Global Ship Lease, Cl A	383,305	15,485,522

UNITED STATES — 69.6%
Communication Services — 3.8%
AT&T	519,267	13,568,447
Verizon Communications	304,351	14,617,978
		28,186,425
Consumer Discretionary — 1.8%
Vail Resorts (A)	108,735	13,828,917

Consumer Staples — 15.0%
Altria Group	223,807	16,259,578
Cal-Maine Foods (A)	184,714	14,271,004
Conagra Brands	794,286	11,398,004
Energizer Holdings	651,654	12,759,385
Flowers Foods	1,550,945	14,051,562
JBS NV, Cl A *	928,798	14,916,496

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kraft Heinz	630,033	$14,276,548
Universal	277,831	14,886,185
		112,818,762
Energy — 3.9%
Hess Midstream, Cl A	407,948	15,950,767
Vitesse Energy (A)	693,913	13,017,808
		28,968,575
Financials — 5.7%
Orchid Island Capital, Cl A ‡	2,000,546	14,063,839
TFS Financial (A)	977,305	14,698,667
Western Union (A)	1,587,092	14,426,666
		43,189,172
Health Care — 3.6%
Perrigo PLC	1,037,549	12,284,580
Pfizer	544,082	14,526,990
		26,811,570
Industrials — 3.9%
Ennis	721,307	15,060,890
United Parcel Service, Cl B	129,727	14,114,298
		29,175,188
Materials — 4.0%
Ardagh Metal Packaging	3,119,385	12,009,632
CVR Partners	140,010	18,034,688
		30,044,320
Real Estate — 17.9%
Alexander’s ‡	65,430	16,485,743
CBL & Associates Properties ‡	403,580	18,169,172
Community Healthcare Trust ‡	832,636	14,337,992
Easterly Government Properties ‡	624,391	14,616,993
Gaming and Leisure Properties ‡	316,933	15,358,573
LTC Properties ‡	376,061	14,373,052
National Health Investors ‡	163,630	12,584,783
Omega Healthcare Investors ‡	313,228	14,712,319

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Universal Health Realty Income Trust ‡	339,326	$13,810,568
		134,449,195
Utilities — 10.0%
Avista	348,267	14,313,774
Clearway Energy, Cl C	366,277	14,782,940
Dominion Energy	226,817	14,629,696
Northwest Natural Holding	298,906	15,842,018
Northwestern Energy Group	214,939	15,548,687
		75,117,115
TOTAL UNITED STATES		522,589,239
TOTAL COMMON STOCK (Cost $584,554,868)		625,019,270

MASTER LIMITED PARTNERSHIPS — 16.4%
UNITED STATES— 16.4%
Energy — 12.2%
Delek Logistics Partners	276,431	14,686,779
Global Partners	313,835	15,139,400
MPLX	261,628	14,721,808
Plains All American Pipeline	734,435	16,906,694
USA Compression Partners	578,634	15,895,076
Western Midstream Partners	343,107	14,918,292
		92,268,049
Materials — 2.2%
Westlake Chemical Partners	707,067	16,297,894
Utilities — 2.0%
Suburban Propane Partners	739,849	14,870,965
TOTAL UNITED STATES		123,436,908
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $78,835,368)		123,436,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.8%
Citigroup Global Markets, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $3,231,650 (collateralized by various U.S. Government Obligations, ranging in par value $4,641 - $1,432,984, 3.500% - 6.050%, 04/09/2027 - 12/15/2060, with a total market value of $3,285,104)	$3,231,322	$3,231,322
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $3,231,650 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $855 - $1,346,947, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $3,282,917)	3,231,322	3,231,322
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $825,104 (collateralized by various U.S. Treasury Obligations, ranging in par value $129,038 - $896,413, 3.000% - 3.250%, 05/15/2042 - 02/15/2048, with a total market value of $827,371)	825,021	825,021
RBC Dominion Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $3,231,649 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,079 - $3,209,051, 0.000% - 5.000%, 08/18/2026 - 02/01/2056, with a total market value of $3,274,329)	3,231,322	3,231,322

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Standard Chartered Bank 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $3,231,650 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $9,927 - $2,696,991, 0.125% - 5.000%, 05/31/2028 - 03/20/2056, with a total market value of $3,283,975)	$3,231,322	$3,231,322
TOTAL REPURCHASE AGREEMENTS (Cost $13,750,309)		13,750,309
TOTAL INVESTMENTS — 101.5% (Cost $677,140,545)		$762,206,487

Percentages are based on Net Assets of $750,803,210.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $23,057,670.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $13,750,309. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $9,367,643.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$625,019,270	$—	$—	$625,019,270
Master Limited Partnerships	123,436,908	—	—	123,436,908
Repurchase Agreements	—	13,750,309	—	13,750,309
Total Investments in Securities	$748,456,178	$13,750,309	$—	$762,206,487

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 94.6%
BRAZIL — 23.1%
Communication Services — 2.4%
TIM	211,700	$1,094,106

Consumer Discretionary — 3.3%
Vibra Energia	230,116	1,537,986

Consumer Staples — 4.2%
Ambev	345,800	1,007,057
MBRF Global Foods	257,200	899,766
		1,906,823
Financials — 6.0%
Banco Bradesco	306,300	1,027,885
Banco do Brasil	164,900	735,073
Caixa Seguridade Participacoes	269,600	978,859
		2,741,817
Health Care — 2.2%
Rede D’Or Sao Luiz	132,800	1,022,707

Utilities — 5.0%
Cia Paranaense de Energia - Copel	404,900	1,292,130
CPFL Energia	103,000	1,011,519
		2,303,649
TOTAL BRAZIL		10,607,088
CHINA — 20.4%
Consumer Discretionary — 2.5%
Gree Electric Appliances of Zhuhai, Cl A	194,500	1,140,124

Energy — 3.1%
PetroChina, Cl H	914,900	1,404,978

Financials — 7.4%
Bank of China, Cl H	1,239,400	800,557
Bank of Communications, Cl H	818,380	746,950
China CITIC Bank, Cl H	883,200	924,492

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Construction Bank, Cl H	836,800	$937,878
		3,409,877
Industrials — 5.8%
COSCO SHIPPING Holdings, Cl H (A)	395,000	726,089
Jiangsu Expressway, Cl H	585,000	793,815
Yutong Bus, Cl A	218,900	1,134,493
		2,654,397
Utilities — 1.6%
China Gas Holdings	801,000	742,334

TOTAL CHINA		9,351,710
COLOMBIA — 2.5%
Utilities — 2.5%
Interconexion Electrica ESP	145,907	1,131,078

CZECH REPUBLIC — 3.9%
Financials — 3.9%
Komercni Banka	15,636	832,453
Moneta Money Bank	109,313	962,419

TOTAL CZECH REPUBLIC		1,794,872
EGYPT — 2.0%
Consumer Staples — 2.0%
Eastern SAE	1,240,699	921,384

HONG KONG — 1.5%
Industrials — 1.5%
Orient Overseas International	40,500	705,697

HUNGARY — 2.5%
Energy — 2.5%
MOL Hungarian Oil & Gas	84,628	1,126,300

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 4.3%
Energy — 1.7%
Coal India	154,431	$783,351

Materials — 2.0%
Vedanta	150,113	429,476
Vedanta Aluminium Metal *(B)	150,113	255,213
Vedanta Iron and Steel *(B)	150,113	255,214
		939,903
Utilities — 0.6%
Talwandi Sabo Power *(B)	150,113	255,214

TOTAL INDIA		1,978,468
INDONESIA — 5.2%
Communication Services — 1.6%
Telkom Indonesia Persero	4,439,600	720,698

Financials — 3.6%
Bank Mandiri Persero	2,253,400	571,486
Bank Negara Indonesia Persero	2,734,600	587,678
Bank Rakyat Indonesia Persero	2,888,300	498,904
		1,658,068
TOTAL INDONESIA		2,378,766
KUWAIT — 1.9%
Communication Services — 1.9%
Mobile Telecommunications KSCP	475,952	882,252

MEXICO — 1.5%
Industrials — 1.5%
Grupo Aeroportuario del Sureste, Cl B	23,060	700,991

PHILIPPINES — 1.4%
Communication Services — 1.4%
PLDT	32,775	666,429

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 3.8%
Financials — 3.8%
Bank Polska Kasa Opieki	15,302	$954,109
Powszechny Zaklad Ubezpieczen	44,512	780,008

TOTAL POLAND		1,734,117
ROMANIA — 1.8%
Real Estate — 1.8%
NEPI Rockcastle	96,691	816,373

RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC *(B)	1,194,381	—
PhosAgro PJSC GDR *(B)	42	—
Severstal PAO *(B)	71,665	—

TOTAL RUSSIA		—
SAUDI ARABIA — 1.7%
Energy — 1.7%
Saudi Arabian Oil (A)	105,509	780,944

SOUTH AFRICA — 2.4%
Financials — 2.4%
Absa Group (A)	79,526	1,109,650

TAIWAN — 7.3%
Industrials — 2.8%
Evergreen Marine Taiwan	111,000	707,664
Yang Ming Marine Transport	358,000	555,341
		1,263,005
Information Technology — 4.5%
Catcher Technology	109,000	718,995
Innolux	1,798,700	1,359,620
		2,078,615
TOTAL TAIWAN		3,341,620

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 4.3%
Energy — 2.5%
PTT Exploration & Production NVDR	245,100	$1,157,923

Financials — 1.8%
SCB X NVDR	200,200	804,547

TOTAL THAILAND		1,962,470
UNITED ARAB EMIRATES — 1.4%
Real Estate — 1.4%
Emaar Properties PJSC	200,839	645,240

UNITED STATES — 1.7%
Consumer Staples — 1.7%
JBS NV, Cl A *	49,981	802,695

TOTAL COMMON STOCK (Cost $38,278,678)		43,438,144

PREFERRED STOCK — 4.8%
BRAZIL— 2.2%
Utilities — 2.2%
Cia Energetica de Minas Gerais (C)	392,685	988,333
TOTAL BRAZIL		988,333
COLOMBIA— 2.6%
Financials — 2.6%
Grupo Cibest (C)	70,715	1,216,762
TOTAL COLOMBIA		1,216,762
RUSSIA— 0.0%
Energy — 0.0%
Surgutneftegas PJSC *(B)(C)	3,166,303	—
TOTAL RUSSIA		—
TOTAL PREFERRED STOCK (Cost $2,712,631)		2,205,095

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 2.5%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $272,768 (collateralized by various U.S. Treasury Obligations, ranging in par value $19 - $23,674, 0.000% - 6.750%, 05/15/2026 - 02/15/2056, with a total market value of $277,419)	$272,740	$272,740
Citigroup Global Markets, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $69,643 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,938 - $68,571, 1.250% - 3.500%, 06/30/2028 - 02/15/2029, with a total market value of $70,526)	69,636	69,636
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $272,768 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $72 - $113,689, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $277,095)	272,740	272,740
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $272,768 (collateralized by various U.S. Treasury Obligations, ranging in par value $42,658 - $296,341, 3.000% - 3.250%, 05/15/2042 - 02/15/2048, with a total market value of $273,517)	272,740	272,740

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
RBC Dominion Securities, Inc. 3.630%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $272,768 (collateralized by various U.S. Treasury Obligations, ranging in par value $267 - $153,827, 0.000% - 4.625%, 05/31/2027 - 02/15/2051, with a total market value of $278,161)	$272,740	$272,740
TOTAL REPURCHASE AGREEMENTS (Cost $1,160,596)		1,160,596
TOTAL INVESTMENTS — 101.9% (Cost $42,151,905)		$46,803,835

Percentages are based on Net Assets of $45,941,872.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets Index.	2	Jun-2026	$212,487	$213,000	$513

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $1,097,906.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $1,160,596. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$42,672,503	$—	$765,641		$43,438,144
Preferred Stock	2,205,095	—	—	^	2,205,095
Repurchase Agreements	—	1,160,596	—		1,160,596
Total Investments in Securities	$44,877,598	$1,160,596	$765,641		$46,803,835

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$513	$—	$—		$513
Total Other Financial Instruments	$513	$—	$—		$513

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock
Beginning Balance as of October 31, 2025	$-
Transfers out of Level 3	-
Transfers into Level 3	765,641
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of April 30, 2026	$765,641

Transfers into Level 3 were the result of shares received in a spin-off transaction that were classified as Level 3 because the securities were not publicly traded as of the reporting date and fair value was determined using significant unobservable inputs.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.2%
BELGIUM — 3.1%
Real Estate — 3.1%
Cofinimmo ‡	75,999	$7,475,268

FRANCE — 3.1%
Real Estate — 3.1%
Gecina ‡	86,632	7,301,648

SINGAPORE — 3.1%
Real Estate — 3.1%
Mapletree Industrial Trust ‡	4,757,900	7,359,792

UNITED KINGDOM — 6.1%
Real Estate — 6.1%
LondonMetric Property PLC ‡	2,892,432	7,444,105
Primary Health Properties ‡	5,546,409	7,039,279

TOTAL UNITED KINGDOM		14,483,384
UNITED STATES — 83.8%
Financials — 40.8%
AGNC Investment ‡	664,200	7,319,484
Annaly Capital Management ‡	328,591	7,524,734
Apollo Commercial Real Estate Finance ‡	792,227	8,666,963
ARMOUR Residential REIT ‡	428,044	7,507,892
Blackstone Mortgage Trust, Cl A ‡	412,313	7,829,824
Dynex Capital ‡	538,547	7,335,010
Ellington Financial ‡	566,362	7,504,297
Franklin BSP Realty Trust ‡	622,932	5,668,681
Invesco Mortgage Capital ‡	171,420	1,393,645
Ladder Capital, Cl A ‡	708,836	7,286,834
Orchid Island Capital, Cl A ‡	964,063	6,777,363
Rithm Capital ‡	667,114	6,524,375
Starwood Property Trust ‡	431,600	7,924,176
TPG RE Finance Trust ‡	874,779	7,400,630
		96,663,908
Real Estate — 43.0%
Apple Hospitality REIT ‡	638,873	8,605,619

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Broadstone Net Lease, Cl A ‡	423,662	$8,388,508
EPR Properties ‡	145,589	8,125,322
Gaming and Leisure Properties ‡	172,811	8,374,421
Getty Realty ‡	269,371	8,921,567
Healthcare Realty Trust, Cl A ‡	459,147	8,586,049
Kilroy Realty ‡	220,487	7,333,398
LTC Properties ‡	215,185	8,224,371
Omega Healthcare Investors ‡	179,825	8,446,380
Sabra Health Care REIT ‡	417,581	8,627,223
Sila Realty Trust ‡	329,375	10,022,881
VICI Properties, Cl A ‡	275,364	8,040,629
		101,696,368
TOTAL UNITED STATES		198,360,276
TOTAL COMMON STOCK (Cost $222,178,585)		234,980,368
TOTAL INVESTMENTS — 99.2% (Cost $222,178,585)		$234,980,368

Percentages are based on Net Assets of $236,762,959.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Dow Jones U.S. Real Estate	37	Jun-2026	$1,335,294	$1,441,890	$106,596

‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X SuperDividend® REIT ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$234,980,368	$—	$—	$234,980,368
Total Investments in Securities	$234,980,368	$—	$—	$234,980,368

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$106,596	$—	$—	$106,596
Total Other Financial Instruments	$106,596	$—	$—	$106,596

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 94.6%
AUSTRIA — 5.8%
Utilities — 5.8%
Verbund	24,069	$1,811,217

BRAZIL — 11.3%
Utilities — 11.3%
Axia Energia	165,755	2,064,286
Engie Brasil Energia	205,177	1,454,078

TOTAL BRAZIL		3,518,364
CANADA — 5.3%
Utilities — 5.3%
Boralex, Cl A	23,545	635,893
Northland Power	59,619	1,023,217

TOTAL CANADA		1,659,110
CHINA — 3.4%
Utilities — 3.4%
China Datang Renewable Power, Cl H	570,300	110,656
China Longyuan Power Group, Cl H	757,200	643,747
Xinyi Energy Holdings	1,943,900	295,292

TOTAL CHINA		1,049,695
DENMARK — 6.9%
Utilities — 6.9%
Orsted *	80,750	2,159,426

GERMANY — 2.1%
Energy — 2.1%
Verbio *	14,578	645,380

INDIA — 1.0%
Utilities — 1.0%
ReNew Energy Global PLC, Cl A *	56,095	301,791

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 4.2%
Utilities — 4.2%
Barito Renewables Energy *	3,041,000	$783,528
Pertamina Geothermal Energy	9,595,400	543,240

TOTAL INDONESIA		1,326,768
ISRAEL — 9.9%
Utilities — 9.9%
Energix-Renewable Energies	131,614	977,247
Enlight Renewable Energy *	23,895	2,127,939

TOTAL ISRAEL		3,105,186
ITALY — 3.0%
Utilities — 3.0%
ERG	34,391	927,066

JAPAN — 0.6%
Industrials — 0.6%
West Holdings	10,501	192,791

NEW ZEALAND — 13.6%
Utilities — 13.6%
Contact Energy	226,327	1,265,878
Mercury NZ	322,595	1,272,519
Meridian Energy	511,531	1,710,615

TOTAL NEW ZEALAND		4,249,012
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC *	271,804,543	—

SOUTH AFRICA — 1.5%
Utilities — 1.5%
Scatec *	36,209	469,029

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.0%
Utilities — 1.0%
SK Eternix *	7,751	$303,100

SPAIN — 11.6%
Utilities — 11.6%
EDP Renovaveis	112,906	1,878,058
Grenergy Renovables *	6,539	926,604
Solaria Energia y Medio Ambiente *	28,587	815,210

TOTAL SPAIN		3,619,872
THAILAND — 0.4%
Utilities — 0.4%
Energy Absolute PLC NVDR *	1,698,030	137,520

TURKEY — 0.8%
Utilities — 0.8%
Akfen Yenilenebilir Enerji *	272,996	134,490
IC Enterra Yenilenebilir Enerji *	420,797	103,838

TOTAL TURKEY		238,328
UNITED KINGDOM — 3.0%
Utilities — 3.0%
Drax Group PLC	77,524	930,810

UNITED STATES — 9.2%
Industrials — 2.2%
Sunrun *	53,215	677,427

Utilities — 7.0%
Clearway Energy, Cl C	19,412	783,468
Ormat Technologies	10,432	1,198,637
XPLR Infrastructure *	21,549	223,032
		2,205,137
TOTAL UNITED STATES		2,882,564
TOTAL COMMON STOCK (Cost $41,812,941)		29,527,029

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 4.8%
CANADA— 4.8%
Utilities — 4.8%
Brookfield Renewable Partners, Cl A	45,879	$1,511,098
TOTAL MASTER LIMITED PARTNERSHIP (Cost $906,277)		1,511,098

	Face Amount
REPURCHASE AGREEMENTS(A) — 1.9%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $249,026 (collateralized by various U.S. Treasury Obligations, ranging in par value $16 - $14,118, 0.000% - 6.750%, 05/15/2026 – 02/15/2056, with a total market value of $254,006)	$249,000	249,000
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $249,025 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $43 - $19,568, 0.500% - 6.500%, 05/12/2027 – 05/01/2056, with a total market value of $253,980)	249,000	249,000
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $80,862 (collateralized by various U.S. Treasury Obligations, ranging in par value $9,225 - $71,859, 3.000% - 3.250%, 05/15/2042 – 02/15/2048, with a total market value of $82,471)	80,854	80,854
TOTAL REPURCHASE AGREEMENTS (Cost $578,854)		578,854
TOTAL INVESTMENTS — 101.3% (Cost $43,298,072)		$31,616,981

Percentages are based on Net Assets of $31,202,695.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,527,029	$—	$—	$29,527,029
Master Limited Partnership	1,511,098	—	—	1,511,098
Repurchase Agreements	—	578,854	—	578,854
Total Investments in Securities	$31,038,127	$578,854	$—	$31,616,981

Amount designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.8%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	5,147	$1,511,108

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	5,988	1,267,420

UNITED STATES — 99.6%
Communication Services — 11.1%
Alphabet, Cl A	114,628	44,108,854
Alphabet, Cl C	92,081	35,169,417
AT&T	137,821	3,601,263
Charter Communications, Cl A *	1,691	279,302
Comcast, Cl A	70,640	1,910,106
EchoStar, Cl A *(A)	2,652	326,567
Electronic Arts	4,431	896,701
Fox, Cl A	3,955	251,103
Fox, Cl B	2,787	158,915
Live Nation Entertainment *	3,104	490,246
Meta Platforms, Cl A	43,067	26,353,128
Netflix *	83,120	7,780,863
News, Cl A	7,285	191,741
News, Cl B	2,412	73,518
Omnicom Group	6,186	474,590
Paramount Skydance, Cl B (A)	6,111	62,577
Take-Two Interactive Software *	3,418	730,632
TKO Group Holdings, Cl A	1,307	243,220
T-Mobile US	9,335	1,824,992
Trade Desk, Cl A *	8,665	204,407
Verizon Communications	83,020	3,987,451
Walt Disney	34,880	3,618,800
Warner Bros Discovery *	48,799	1,320,013
		134,058,406
Consumer Discretionary — 10.0%
Airbnb, Cl A *	8,399	1,178,884
Amazon.com *	193,700	51,342,122
Aptiv PLC *	4,218	254,177

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *	324	$1,200,106
Best Buy	3,869	234,036
Booking Holdings	15,772	2,655,374
Carnival	22,800	604,428
Carvana, Cl A *	2,804	1,109,823
Chipotle Mexican Grill, Cl A *	25,817	877,520
Darden Restaurants	2,290	459,282
Deckers Outdoor *	2,815	287,693
Domino’s Pizza	608	206,367
DoorDash, Cl A *	7,407	1,249,191
DR Horton	5,346	822,536
eBay	8,955	926,663
Expedia Group	2,327	577,957
Ford Motor	77,693	938,531
Garmin	3,235	812,438
General Motors	17,929	1,378,561
Genuine Parts	2,759	295,848
Hasbro	2,646	253,593
Hilton Worldwide Holdings	4,542	1,471,926
Home Depot	19,738	6,489,854
Lennar, Cl A	4,277	386,213
Lowe’s	11,124	2,656,300
Lululemon Athletica *	2,126	292,750
Marriott International, Cl A	4,359	1,576,607
McDonald’s	14,120	4,145,491
NIKE, Cl B	23,629	1,048,182
Norwegian Cruise Line Holdings *	9,018	163,947
NVR *	55	347,373
O’Reilly Automotive *	16,696	1,659,582
Pool	641	136,738
PulteGroup	3,824	467,905
Ralph Lauren, Cl A	776	278,305
Ross Stores	6,422	1,462,867
Royal Caribbean Cruises	4,998	1,318,272
Starbucks	22,589	2,379,299
Tapestry	4,020	583,061
Tesla *	55,772	21,284,268
TJX	22,025	3,452,419
Tractor Supply	10,468	367,427

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ulta Beauty *	887	$476,745
Williams-Sonoma	2,373	430,011
Yum! Brands	5,507	879,192
		121,419,864
Consumer Staples — 4.9%
Archer-Daniels-Midland	12,592	938,608
Brown-Forman, Cl B	4,473	115,269
Bunge Global	3,556	451,861
Campbell’s Company (A)	5,162	107,318
Clorox	3,163	305,040
Colgate-Palmolive	21,118	1,802,633
Conagra Brands	12,535	179,877
Constellation Brands, Cl A	3,687	577,310
Costco Wholesale	11,624	11,792,897
Dollar General	5,765	668,048
Dollar Tree *	4,836	469,624
Estee Lauder, Cl A	6,485	497,464
General Mills	13,981	493,669
Hershey	3,887	721,971
Hormel Foods	7,630	163,816
J M Smucker	2,796	274,092
Keurig Dr Pepper	35,588	1,046,287
Kimberly-Clark	8,692	855,554
Kraft Heinz	22,332	506,043
Kroger	15,257	1,038,544
McCormick	6,649	338,035
Molson Coors Beverage, Cl B	4,433	189,466
Mondelez International, Cl A	33,586	2,063,524
Monster Beverage *	18,680	1,439,668
PepsiCo	35,816	5,676,478
Procter & Gamble	60,881	8,954,986
Sysco	12,549	937,536
Target	11,854	1,538,057
Tyson Foods, Cl A	7,385	473,157
Walmart	114,854	15,152,688
		59,769,520

’

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — 3.5%
APA	6,992	$284,784
Baker Hughes, Cl A	19,501	1,358,635
Chevron	36,947	7,142,225
ConocoPhillips	24,148	3,037,335
Coterra Energy	14,962	537,285
Devon Energy	12,233	628,409
Diamondback Energy	3,679	756,513
EOG Resources	10,704	1,504,661
EQT	12,307	739,405
Expand Energy	4,688	478,879
Exxon Mobil	82,388	12,714,940
Halliburton	16,516	698,627
Kinder Morgan	38,587	1,268,355
Marathon Petroleum	5,813	1,443,310
Occidental Petroleum	14,176	858,782
ONEOK	12,408	1,147,244
Phillips 66	7,950	1,424,242
SLB	29,478	1,676,709
Targa Resources	4,231	1,100,398
Texas Pacific Land	1,145	508,002
Valero Energy	6,007	1,517,248
Williams	24,071	1,836,858
		42,662,846
Financials — 12.2%
Aflac	10,546	1,198,764
Allstate	5,860	1,273,144
American Express	12,086	3,904,382
American International Group	12,109	905,753
Ameriprise Financial	2,050	973,320
Aon PLC, Cl A	4,829	1,504,958
Apollo Global Management	10,463	1,346,797
Arch Capital Group *	8,067	762,009
Ares Management, Cl A	4,640	544,736
Arthur J Gallagher	5,793	1,195,675
Assurant	1,133	267,694
Bank of America	149,659	8,000,770
Bank of New York Mellon	15,521	2,085,557
Blackrock	3,248	3,461,069

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Blackstone	16,878	$2,119,539
Block, Cl A *	12,356	871,222
Brown & Brown	6,609	397,531
Capital One Financial	14,097	2,696,756
CBOE Global Markets	2,366	710,013
Charles Schwab	37,674	3,452,445
Chubb	8,206	2,683,362
Cincinnati Financial	3,529	577,344
Citigroup	39,410	5,043,692
Citizens Financial Group	9,588	623,699
CME Group, Cl A	8,137	2,341,991
Coinbase Global, Cl A *	5,039	946,173
Corpay *	1,575	482,690
Erie Indemnity, Cl A	565	123,695
Everest Group	925	330,003
FactSet Research Systems	845	192,305
Fidelity National Information Services	11,673	543,145
Fifth Third Bancorp	20,290	1,029,920
Fiserv *	12,137	760,383
Franklin Resources	6,931	207,722
Global Payments	5,371	386,497
Globe Life	1,790	276,197
Goldman Sachs Group	6,768	6,252,075
Hartford Insurance Group	6,287	860,125
Huntington Bancshares	45,786	767,373
Interactive Brokers Group, Cl A	10,041	798,260
Intercontinental Exchange	12,805	2,024,342
Invesco	10,011	262,388
Jack Henry & Associates	1,624	249,690
JPMorgan Chase	60,802	19,045,011
KeyCorp	21,132	467,229
KKR	15,480	1,615,183
Loews	3,816	429,720
M&T Bank	3,416	746,840
Marsh & McLennan	10,923	1,831,896
Mastercard, Cl A	18,366	9,236,629
MetLife	12,418	994,682
Moody’s	3,451	1,593,844
Morgan Stanley	27,127	5,170,135

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MSCI, Cl A	1,653	$977,601
Nasdaq	10,124	930,497
Northern Trust	4,203	699,127
PayPal Holdings	20,768	1,041,308
PNC Financial Services Group	9,099	2,029,077
Principal Financial Group	4,458	449,857
Progressive	13,210	2,658,909
Prudential Financial	7,857	770,850
Raymond James Financial	3,965	627,739
Regions Financial	19,577	558,923
Robinhood Markets, Cl A *	17,831	1,299,702
S&P Global	6,903	2,976,781
State Street	6,284	960,447
Synchrony Financial	7,848	598,018
T Rowe Price Group	4,940	508,227
Travelers	4,867	1,485,116
Truist Financial	28,467	1,466,051
US Bancorp	35,058	1,986,386
Visa, Cl A	37,914	12,505,554
W R Berkley	6,733	449,966
Wells Fargo	69,754	5,735,871
Willis Towers Watson PLC	2,154	551,855
		147,834,236
Health Care — 8.3%
Align Technology *	3,762	662,150
Amgen	30,318	10,497,607
Baxter International	28,967	509,240
Biogen *	8,263	1,564,021
Boston Scientific *	83,468	4,808,591
Cardinal Health	13,237	2,553,153
Cencora	10,954	3,373,942
Cigna Group	14,838	4,311,626
CVS Health	71,609	5,964,314
DaVita *	1,873	290,577
Dexcom *	21,654	1,289,496
Edwards Lifesciences *	32,658	2,726,943
Elevance Health	12,426	4,677,395
GE HealthCare Technologies	25,648	1,560,424

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	69,840	$9,137,866
Henry Schein *	5,632	420,091
Humana	6,791	1,605,664
IDEXX Laboratories *	4,491	2,518,553
Incyte *	9,416	897,062
Insulet *	3,963	682,191
Intuitive Surgical *	19,985	9,145,336
IQVIA Holdings *	9,550	1,512,433
Labcorp Holdings	4,660	1,196,688
McKesson	6,896	5,621,619
Medtronic PLC	72,153	5,842,228
Mettler-Toledo International *	1,148	1,465,548
Quest Diagnostics	6,183	1,200,739
ResMed	8,203	1,753,883
Solventum *	8,300	559,088
STERIS PLC	5,522	1,197,611
Stryker	19,390	6,110,371
West Pharmaceutical Services	4,052	1,205,835
Zimmer Biomet Holdings	11,156	919,589
Zoetis, Cl A	23,762	2,731,917
		100,513,791
Industrials — 8.9%
3M	13,201	1,934,211
A O Smith	2,820	174,389
Allegion PLC	2,167	297,919
AMETEK	5,771	1,359,071
Automatic Data Processing	10,094	2,139,322
Axon Enterprise *	1,971	791,869
Broadridge Financial Solutions	2,926	450,546
Builders FirstSource *	2,774	219,396
Carrier Global	19,719	1,324,525
Caterpillar	11,663	10,381,353
CH Robinson Worldwide	2,973	540,521
Cintas	8,523	1,489,053
Comfort Systems USA	890	1,637,823
Copart *	22,337	739,578
CSX	46,633	2,118,537
Cummins	3,456	2,319,011

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deere	6,333	$3,735,647
Delta Air Lines	16,299	1,108,169
Dover	3,374	763,907
Eaton PLC	9,742	4,218,383
EMCOR Group	1,127	1,004,912
Emerson Electric	14,094	1,979,361
Equifax	3,017	524,777
Expeditors International of Washington	3,353	495,875
Fastenal	28,806	1,294,254
FedEx	5,428	2,189,167
Fortive	7,868	470,428
GE Aerospace	26,310	7,628,058
GE Vernova	6,763	7,327,440
Generac Holdings *	1,471	381,327
Howmet Aerospace	10,052	2,443,038
Hubbell, Cl B	1,334	677,899
IDEX	1,870	407,380
Illinois Tool Works	6,584	1,698,738
Ingersoll Rand	8,919	712,271
Jacobs Solutions	2,944	380,983
JB Hunt Transport Services	1,868	469,858
Johnson Controls International PLC	15,352	2,241,853
Lennox International	809	432,726
Masco	5,114	367,287
Nordson	1,328	383,062
Norfolk Southern	5,632	1,778,755
Old Dominion Freight Line	4,609	979,090
Otis Worldwide	9,750	759,330
PACCAR	13,169	1,564,477
Paychex	8,107	750,951
Pentair PLC	4,106	331,395
Quanta Services	3,747	2,726,954
Republic Services, Cl A	5,055	1,057,607
Rockwell Automation	2,818	1,152,308
Rollins	7,355	409,894
Snap-On	1,303	499,570
Southwest Airlines	12,327	467,440
Stanley Black & Decker	3,889	303,964
Trane Technologies PLC	5,552	2,734,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Uber Technologies *	51,622	$3,851,517
Union Pacific	14,890	4,012,557
United Airlines Holdings *	8,116	730,440
United Parcel Service, Cl B	18,530	2,016,064
United Rentals	1,577	1,513,668
Veralto	6,219	548,516
Verisk Analytics, Cl A	3,486	643,132
Vertiv Holdings, Cl A	9,598	3,152,847
Waste Management	9,314	2,165,971
Westinghouse Air Brake Technologies	4,276	1,154,050
WW Grainger	1,101	1,278,646
Xylem	6,102	721,012
		108,558,661
Information Technology — 34.4%
Accenture PLC, Cl A	12,569	2,246,206
Adobe *	8,385	2,063,548
Akamai Technologies *	2,937	302,452
Amphenol, Cl A	25,110	3,697,950
Analog Devices	9,978	4,013,750
Apple	299,878	81,371,895
Applied Materials	16,221	6,399,022
AppLovin, Cl A *	5,536	2,470,994
Arista Networks *	21,091	3,642,627
Autodesk *	4,329	1,025,973
Broadcom	96,843	40,425,173
Cadence Design Systems *	5,561	1,832,850
CDW	2,661	364,318
Ciena *	2,876	1,517,320
Cisco Systems	80,713	7,385,239
Cognizant Technology Solutions, Cl A	9,769	516,780
Coherent *	3,835	1,226,088
Crowdstrike Holdings, Cl A *	5,156	2,298,287
Datadog, Cl A *	6,710	886,995
Dell Technologies, Cl C	6,064	1,267,073
EPAM Systems *	1,132	128,799
F5 *	1,158	375,076
Fair Isaac *	478	489,950
First Solar *	2,201	444,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	12,907	$1,088,189
Gartner *	1,438	213,529
Gen Digital	11,257	217,148
GoDaddy, Cl A *	2,761	239,627
HP	18,743	390,979
Intel *	95,898	9,060,443
Intuit	5,683	2,207,845
Jabil	2,166	731,003
Keysight Technologies *	3,493	1,222,236
KLA	2,679	4,689,188
Lam Research	25,503	6,576,204
Lumentum Holdings *	1,458	1,315,583
Microchip Technology	11,055	1,027,120
Micron Technology	22,982	11,885,371
Microsoft	151,672	61,848,808
Monolithic Power Systems	1,001	1,616,024
Motorola Solutions	3,375	1,481,726
NetApp	4,048	448,397
NVIDIA	496,349	99,056,370
ON Semiconductor *	8,053	811,823
Oracle	34,642	5,590,872
Palantir Technologies, Cl A *	46,654	6,490,038
Palo Alto Networks *	16,510	2,960,573
PTC *	2,436	332,027
QUALCOMM	21,804	3,915,562
Roper Technologies	2,186	775,615
Salesforce	19,146	3,379,843
Sandisk *	3,012	3,302,688
Seagate Technology Holdings PLC	4,451	2,998,372
ServiceNow *	21,361	1,886,390
Skyworks Solutions	3,083	216,334
Super Micro Computer *	10,271	281,425
Synopsys *	3,912	1,887,931
Teradyne	3,193	1,096,700
Texas Instruments	18,533	5,209,256
Trimble *	4,850	326,502
Tyler Technologies *	886	302,250
VeriSign	1,682	451,886
Western Digital	6,926	3,009,486

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	4,349	$532,318
Zebra Technologies, Cl A *	1,010	228,523
		417,694,929
Materials — 2.0%
Air Products & Chemicals	4,387	1,316,319
Albemarle	2,330	458,311
Amcor PLC	9,099	346,126
Avery Dennison	1,522	249,502
Ball	5,288	322,991
CF Industries Holdings	3,071	381,418
Corteva	13,249	1,073,302
CRH PLC	13,205	1,563,736
Dow	14,143	572,650
DuPont de Nemours	8,072	368,568
Ecolab	5,034	1,311,860
Freeport-McMoRan	28,328	1,636,792
International Flavors & Fragrances	5,057	355,001
International Paper	10,401	316,398
Linde PLC	9,214	4,617,504
LyondellBasell Industries, Cl A	5,084	379,266
Martin Marietta Materials	1,192	737,931
Mosaic	6,248	145,391
Newmont	21,506	2,389,102
Nucor	4,507	1,015,382
Packaging Corp of America	1,757	375,032
PPG Industries	4,421	479,679
Sherwin-Williams	4,540	1,460,109
Smurfit WestRock PLC	10,292	395,110
Steel Dynamics	2,708	619,211
Vulcan Materials	2,608	786,938
		23,673,629
Real Estate — 1.9%
American Tower ‡	10,029	1,832,399
AvalonBay Communities ‡	3,031	554,673
BXP ‡	3,155	184,441
Camden Property Trust ‡	2,224	233,564
CBRE Group, Cl A *	6,218	887,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CoStar Group *	9,073	$314,017
Crown Castle ‡	9,339	829,116
Digital Realty Trust ‡	6,922	1,390,907
Equinix ‡	2,116	2,291,268
Equity Residential ‡	7,363	481,393
Essex Property Trust ‡	1,381	363,493
Extra Space Storage ‡	4,544	651,292
Federal Realty Investment Trust ‡	1,678	186,090
Host Hotels & Resorts ‡	13,710	289,692
Invitation Homes ‡	12,094	347,944
Iron Mountain ‡	6,349	799,911
Kimco Realty ‡	14,440	341,362
Mid-America Apartment Communities ‡	2,509	324,113
ProLogis ‡	19,916	2,828,470
Public Storage ‡	3,377	1,021,374
Realty Income ‡	19,712	1,266,299
Regency Centers ‡	3,537	275,355
SBA Communications, Cl A ‡	2,291	506,769
Simon Property Group ‡	6,970	1,419,859
UDR ‡	6,453	234,502
Welltower ‡	14,959	3,251,189
Weyerhaeuser ‡	15,441	378,613
		23,485,600
Utilities — 2.4%
AES	14,038	202,849
Alliant Energy	5,075	372,657
Ameren	5,451	619,506
American Electric Power	10,670	1,462,964
American Water Works	3,853	494,802
Atmos Energy	3,255	618,385
CenterPoint Energy	12,867	561,645
CMS Energy	6,035	463,126
Consolidated Edison	7,114	793,140
Constellation Energy	6,136	1,920,568
Dominion Energy	16,834	1,085,793
DTE Energy	4,096	621,322
Duke Energy	15,332	1,986,261
Edison International	7,577	526,526

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	8,910	$1,050,578
Evergy	4,534	375,597
Eversource Energy	7,391	522,544
Exelon	20,157	927,020
FirstEnergy	10,243	486,747
NextEra Energy	41,050	4,017,974
NiSource	9,439	455,715
NRG Energy	4,187	651,413
PG&E	43,332	720,178
Pinnacle West Capital	2,366	245,402
PPL	14,575	545,688
Public Service Enterprise Group	9,840	803,534
Sempra	12,863	1,223,529
Southern	21,697	2,098,100
Vistra	6,269	989,499
WEC Energy Group	6,425	757,764
Xcel Energy	11,655	966,782
		28,567,608
TOTAL UNITED STATES		1,208,239,090
TOTAL COMMON STOCK (Cost $811,191,501)		1,211,017,618

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.580% (Cost $373,495)	373,495	373,495
TOTAL INVESTMENTS — 99.8% (Cost $811,564,996)		$1,211,391,113

Percentages are based on Net Assets of $1,213,337,780.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $372,118.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $373,495. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2026.

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.1%
AUSTRALIA — 2.3%
Utilities — 2.3%
APA Group	144,845	$1,076,767

AUSTRIA — 2.1%
Energy — 2.1%
OMV	14,041	990,717

BELGIUM — 1.9%
Financials — 1.9%
Ageas	11,730	917,782

CHINA — 2.1%
Industrials — 2.1%
SITC International Holdings	244,300	1,019,145

FRANCE — 16.6%
Communication Services — 2.2%
Orange	50,696	1,056,761

Consumer Discretionary — 1.9%
Renault	25,572	893,016

Consumer Staples — 2.1%
Carrefour	52,026	1,034,442

Financials — 3.2%
AXA	16,200	777,998
Credit Agricole	38,225	744,116
		1,522,114
Real Estate — 4.7%
Covivio ‡	13,327	878,586
Gecina ‡	6,849	577,258
Klepierre ‡	19,741	797,995
		2,253,839

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.5%
Engie	35,845	$1,180,285

TOTAL FRANCE		7,940,457
GERMANY — 1.7%
Materials — 1.7%
Evonik Industries	40,296	835,718

HONG KONG — 14.5%
Communication Services — 1.8%
HKT Trust & HKT	538,020	871,546

Consumer Staples — 2.2%
WH Group	873,500	1,061,525

Real Estate — 6.6%
Henderson Land Development	244,033	958,843
Link REIT ‡	207,500	1,038,327
Sino Land	728,400	1,161,349
		3,158,519
Utilities — 3.9%
CK Infrastructure Holdings	113,200	949,385
Power Assets Holdings	112,673	928,424
		1,877,809
TOTAL HONG KONG		6,969,399
ITALY — 12.5%
Energy — 3.0%
Eni	51,372	1,446,284

Financials — 7.4%
Banca Monte dei Paschi di Siena	65,054	690,771
Banco BPM	67,624	982,455
Generali	20,169	901,416
Poste Italiane	35,850	949,995
		3,524,637

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.1%
Snam	128,879	$1,016,845

TOTAL ITALY		5,987,766
JAPAN — 3.2%
Communication Services — 1.5%
SoftBank	498,365	705,703

Industrials — 1.7%
Mitsui OSK Lines	21,892	829,131

TOTAL JAPAN		1,534,834
NETHERLANDS — 2.2%
Financials — 2.2%
NN Group	12,256	1,068,202

NORWAY — 8.8%
Communication Services — 1.7%
Telenor	49,383	809,549

Energy — 5.3%
Aker BP	33,001	1,279,229
Equinor	32,079	1,282,112
		2,561,341
Financials — 1.8%
DNB Bank	28,220	851,217

TOTAL NORWAY		4,222,107
PORTUGAL — 2.2%
Utilities — 2.2%
EDP	192,032	1,045,895

SPAIN — 8.3%
Communication Services — 1.4%
Telefonica	147,972	669,665

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Energy — 3.2%
Repsol	57,097	$1,525,748

Financials — 2.3%
CaixaBank	87,493	1,112,547

Utilities — 1.4%
Naturgy Energy Group	20,768	652,411

TOTAL SPAIN		3,960,371
SWEDEN — 3.5%
Financials — 1.6%
Svenska Handelsbanken, Cl A	55,063	776,973

Industrials — 1.9%
Volvo, Cl B	26,481	913,335

TOTAL SWEDEN		1,690,308
SWITZERLAND — 1.6%
Financials — 1.6%
Zurich Insurance Group	1,079	750,285

UNITED KINGDOM — 13.6%
Consumer Staples — 3.7%
British American Tobacco PLC	17,144	1,007,086
Imperial Brands PLC	20,160	767,314
		1,774,400
Financials — 9.9%
Admiral Group PLC	25,690	1,179,215
Aviva PLC	92,841	786,711
Legal & General Group PLC	234,216	801,068
M&G PLC	254,264	1,045,844
Standard Life PLC	91,155	936,422
		4,749,260
TOTAL UNITED KINGDOM		6,523,660

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 2.0%
Industrials — 2.0%
AP Moller - Maersk, Cl A	405	$949,860

TOTAL COMMON STOCK (Cost $40,156,682)		47,483,273
TOTAL INVESTMENTS — 99.1% (Cost $40,156,682)		$47,483,273

Percentages are based on Net Assets of $47,925,649.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI EAFE Index	2	Jun-2026	$307,073	$304,610	$(2,463)

‡	Real Estate Investment Trust

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$47,483,273	$—	$—	$47,483,273
Total Investments in Securities	$47,483,273	$—	$—	$47,483,273

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(2,463)	$—	$—	$(2,463)
Total Other Financial Instruments	$(2,463)	$—	$—	$(2,463)

*	Futures contracts are valued at unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.7%
Consumer Discretionary — 0.7%
Temple & Webster Group *	18,993	$77,014
Web Travel Group *	64,017	121,966

TOTAL AUSTRALIA		198,980
BRAZIL — 4.4%
Consumer Discretionary — 4.0%
MercadoLibre *	661	1,184,929

Information Technology — 0.4%
VTEX, Cl A *	28,940	108,814

TOTAL BRAZIL		1,293,743
CANADA — 8.1%
Industrials — 4.5%
RB Global	12,529	1,306,775

Information Technology — 3.6%
Shopify, Cl A *	8,819	1,068,245

TOTAL CANADA		2,375,020
CHINA — 26.5%
Communication Services — 4.0%
NetEase ADR	9,994	1,174,395

Consumer Discretionary — 20.2%
Alibaba Group Holding ADR	8,176	1,078,251
JD.com ADR (A)	46,568	1,411,942
PDD Holdings ADR *	12,880	1,286,454
Trip.com Group ADR	22,127	1,199,505
Vipshop Holdings ADR	63,634	915,693
		5,891,845
Consumer Staples — 2.3%
Alibaba Health Information Technology *(A)	1,231,500	686,983

TOTAL CHINA		7,753,223

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.6%
Consumer Discretionary — 0.6%
Jumia Technologies ADR *	25,675	$182,036

ISRAEL — 2.4%
Consumer Discretionary — 2.4%
Global-e Online *	22,235	697,512

JAPAN — 4.2%
Consumer Discretionary — 3.6%
Rakuten Group *	218,180	1,057,033

Information Technology — 0.6%
AnyMind Group (A)	27,561	67,010
BASE	50,364	91,918
		158,928
TOTAL JAPAN		1,215,961
POLAND — 3.7%
Consumer Discretionary — 3.7%
Allegro.eu *	130,909	1,072,874

SINGAPORE — 3.2%
Consumer Discretionary — 3.2%
Sea ADR *	11,091	941,404

UNITED STATES — 46.2%
Communication Services — 1.2%
Shutterstock	5,565	89,986
TripAdvisor *	22,719	252,862
		342,848
Consumer Discretionary — 36.8%
Amazon.com *	5,870	1,555,902
Bed Bath & Beyond *(A)	15,274	74,843
Booking Holdings	6,694	1,127,002
Carvana, Cl A *	3,029	1,198,878
Domino’s Pizza	3,410	1,157,422

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
eBay	14,712	$1,522,398
Etsy *	20,430	1,314,466
Expedia Group	4,778	1,186,712
GigaCloud Technology, Cl A *	4,995	222,228
Groupon, Cl A *(A)	6,458	91,768
Lands’ End *(A)	6,950	78,465
Williams-Sonoma	6,722	1,218,094
		10,748,178
Financials — 0.4%
LendingTree *	2,330	115,545

Industrials — 1.2%
ACV Auctions, Cl A *	34,273	177,877
Liquidity Services *	4,841	172,581
		350,458
Information Technology — 4.0%
Commerce.com *	26,108	73,886
GoDaddy, Cl A *	12,846	1,114,904
		1,188,790
Real Estate — 2.6%
CoStar Group *	21,749	752,733

TOTAL UNITED STATES		13,498,552
TOTAL COMMON STOCK (Cost $37,946,080)		29,229,305

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.9%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $7,001 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $608, 0.000% - 6.750%, 05/15/2026 - 02/15/2056, with a total market value of $7,120)	$7,000	7,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $249,025 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $66 - $103,793, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $252,976)	$249,000	$249,000
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $17,607 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,754 - $19,128, 3.000% - 3.250%, 05/15/2042 - 02/15/2048, with a total market value of $17,655)	17,605	17,605
TOTAL REPURCHASE AGREEMENTS (Cost $273,605)		273,605
TOTAL INVESTMENTS — 100.9% (Cost $38,219,685)		$29,502,910

Percentages are based on Net Assets of $29,230,166.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $494,924.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $273,605. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $223,482.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X E-commerce ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,229,305	$—	$—	$29,229,305
Repurchase Agreements	—	273,605	—	273,605
Total Investments in Securities	$29,229,305	$273,605	$—	$29,502,910

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.2%
AUSTRALIA — 9.8%
Communication Services — 0.1%
REA Group	116	$14,165
Telstra Group	9,070	34,691
		48,856
Consumer Discretionary — 0.5%
Aristocrat Leisure	1,655	56,256
Wesfarmers	3,067	160,790
		217,046
Consumer Staples — 0.5%
Coles Group	5,617	89,288
Woolworths Group	5,178	128,024
		217,312
Energy — 0.3%
Santos	8,040	46,243
Woodside Energy Group	4,674	112,740
		158,983
Financials — 3.2%
ANZ Group Holdings	7,513	197,964
Commonwealth Bank of Australia	4,171	520,760
Insurance Australia Group	5,851	31,591
Macquarie Group	880	148,729
National Australia Bank	7,646	219,224
QBE Insurance Group	3,739	60,053
Suncorp Group	2,683	33,004
Westpac Banking	8,525	235,968
		1,447,293
Health Care — 1.7%
Cochlear	769	51,970
CSL	5,707	510,295
Pro Medicus	657	63,484
Sigma Healthcare	67,543	135,482
		761,231

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.5%
Brambles	4,751	$77,298
Computershare	1,909	41,421
Transurban Group	10,896	109,672
		228,391
Information Technology — 0.0%
WiseTech Global	532	16,340

Materials — 2.6%
BHP Group	12,916	498,841
Fortescue	4,228	59,730
Glencore PLC	23,964	184,895
Northern Star Resources	3,639	54,941
Rio Tinto	946	113,853
Rio Tinto PLC	2,712	270,787
		1,183,047
Real Estate — 0.3%
Goodman Group ‡	5,027	106,907
Scentre Group ‡	12,905	34,421
		141,328
Utilities — 0.1%
Origin Energy	4,423	38,477

TOTAL AUSTRALIA		4,458,304
AUSTRIA — 0.3%
Energy — 0.1%
OMV	357	25,189

Financials — 0.2%
Erste Group Bank	799	88,290
Raiffeisen Bank International	326	17,744
		106,034
Industrials — 0.0%
Strabag	54	5,695

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.0%
Verbund	214	$16,104

TOTAL AUSTRIA		153,022
BELGIUM — 1.7%
Consumer Staples — 0.7%
Anheuser-Busch InBev	4,190	316,531

Financials — 0.2%
KBC Group	617	81,967

Health Care — 0.8%
UCB	1,424	386,201

TOTAL BELGIUM		784,699
BRAZIL — 0.1%
Materials — 0.1%
Yara International	415	24,045

CHINA — 0.6%
Consumer Discretionary — 0.4%
Chow Tai Fook Jewellery Group	6,200	8,413
Prosus	3,603	173,582
		181,995
Consumer Staples — 0.1%
Budweiser Brewing APAC	7,000	6,854
Wilmar International	11,112	31,498
		38,352
Financials — 0.1%
BOC Hong Kong Holdings	9,300	53,090

TOTAL CHINA		273,437
DENMARK — 0.9%
Financials — 0.2%
Danske Bank	1,637	84,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Coloplast, Cl B	1,414	$87,436

Industrials — 0.4%
DSV	690	168,815

Materials — 0.1%
Novonesis Novozymes B, Cl B	867	53,203

TOTAL DENMARK		393,564
FINLAND — 1.3%
Consumer Discretionary — 0.0%
Amer Sports *	426	14,940

Financials — 0.5%
Nordea Bank	8,570	159,416
Sampo, Cl A	6,269	65,081
		224,497
Industrials — 0.3%
Kone, Cl B	1,375	87,421
Wartsila Abp	1,714	71,879
		159,300
Information Technology — 0.4%
Nokia	13,589	169,050

Utilities — 0.1%
Fortum	1,126	28,319

TOTAL FINLAND		596,106
FRANCE — 8.4%
Consumer Discretionary — 1.2%
Christian Dior	10	4,988
Hermes International SCA	96	182,826
LVMH Moet Hennessy Louis Vuitton	692	366,424
		554,238

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.4%
Danone	2,733	$213,964
L’Oreal	973	417,801
		631,765
Energy — 1.0%
TotalEnergies	5,037	468,496

Financials — 1.1%
AXA	4,116	197,669
BNP Paribas	2,469	258,433
Credit Agricole	2,782	54,157
		510,259
Health Care — 1.6%
EssilorLuxottica	3,446	732,671

Industrials — 0.9%
Cie de Saint-Gobain	1,620	147,543
Vinci	1,765	266,050
		413,593
Information Technology — 0.1%
Dassault Systemes	1,655	37,071

Materials — 0.7%
Air Liquide	1,471	315,914

Utilities — 0.4%
Engie	4,754	156,537

TOTAL FRANCE		3,820,544
GERMANY — 8.9%
Communication Services — 0.6%
Deutsche Telekom	7,906	255,687

Consumer Discretionary — 0.4%
Bayerische Motoren Werke	719	65,719
Mercedes-Benz Group	1,970	114,586

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Volkswagen	82	$8,460
		188,765
Financials — 2.3%
Allianz	948	432,587
Commerzbank	2,473	102,142
Deutsche Bank	4,724	146,849
Deutsche Boerse	469	143,922
Hannover Rueck	150	45,327
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	326	195,337
		1,066,164
Health Care — 0.3%
Siemens Healthineers	3,462	141,651

Industrials — 3.3%
Deutsche Post	3,245	191,773
Siemens	2,585	765,815
Siemens Energy	2,552	540,588
		1,498,176
Information Technology — 1.4%
Infineon Technologies	3,259	218,406
SAP	2,567	438,132
		656,538
Materials — 0.3%
BASF	2,270	145,763

Utilities — 0.3%
E.ON	5,684	125,951

TOTAL GERMANY		4,078,695
HONG KONG — 1.8%
Financials — 1.2%
AIA Group	25,765	279,727
Futu Holdings ADR	148	22,867
Hong Kong Exchanges & Clearing	2,714	142,876

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Prudential PLC	6,274	$93,609
		539,079
Industrials — 0.2%
MTR	5,300	22,570
Techtronic Industries	4,883	69,751
		92,321
Real Estate — 0.2%
CK Asset Holdings	4,500	28,067
Henderson Land Development	3,550	13,948
Sun Hung Kai Properties	3,540	61,367
		103,382
Utilities — 0.2%
CK Infrastructure Holdings	1,250	10,483
CLP Holdings	3,766	36,104
Hong Kong & China Gas	26,710	24,651
Power Assets Holdings	3,400	28,016
		99,254
TOTAL HONG KONG		834,036
INDONESIA — 0.1%
Industrials — 0.1%
Jardine Matheson Holdings	695	47,184

IRELAND — 0.2%
Financials — 0.1%
AIB Group PLC	5,280	60,686

Industrials — 0.1%
Kingspan Group PLC	537	49,543

TOTAL IRELAND		110,229
ISRAEL — 1.2%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	6,406	17,427

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.0%
Global-e Online *	298	$9,348

Financials — 0.7%
Bank Hapoalim	3,273	87,597
Bank Leumi Le-Israel	3,657	92,387
First International Bank of Israel	130	10,855
Harel Insurance Investments & Financial Services	277	17,171
Israel Discount Bank, Cl A	3,049	33,897
Menora Mivtachim Holdings	53	8,637
Mizrahi Tefahot Bank	382	30,020
Phoenix Financial	572	34,353
		314,917
Information Technology — 0.4%
Camtek *	74	13,814
Cellebrite DI *	302	3,926
Check Point Software Technologies *	208	23,394
Nice *	151	15,222
Nova *	79	38,923
Tower Semiconductor *	276	56,674
Wix.com *	132	9,859
		161,812
Real Estate — 0.1%
Azrieli Group	91	14,543
Melisron	63	9,332
		23,875
TOTAL ISRAEL		527,379
ITALY — 3.1%
Consumer Discretionary — 0.3%
Ferrari	333	114,590

Energy — 0.3%
Eni	5,153	145,073

Financials — 1.7%
Banca Monte dei Paschi di Siena	5,377	57,095

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Generali	2,627	$117,409
Intesa Sanpaolo	38,193	258,733
Poste Italiane	1,127	29,864
UniCredit	3,879	298,588
		761,689
Industrials — 0.3%
Prysmian	1,046	156,996

Utilities — 0.5%
Enel	19,793	230,417

TOTAL ITALY		1,408,765
JAPAN — 26.9%
Communication Services — 1.7%
Capcom	736	15,513
KDDI	6,456	106,395
Konami Group	241	29,067
LY	5,658	14,886
Nexon	906	15,278
Nintendo	2,671	131,023
NTT	68,318	66,485
SoftBank	65,756	93,113
SoftBank Group	8,897	296,311
		768,071
Consumer Discretionary — 4.1%
Aisin	1,509	23,963
Asics	2,034	57,527
Bandai Namco Holdings	1,776	41,061
Bridgestone	3,168	66,006
Denso	5,238	62,924
Fast Retailing	592	278,008
Honda Motor	10,993	88,846
Isuzu Motors	1,510	20,679
Nitori Holdings	1,194	16,888
Oriental Land	3,307	46,185
Pan Pacific International Holdings	7,223	40,995
Panasonic Holdings	6,690	136,741

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Rakuten Group *	4,153	$20,120
Ryohin Keikaku	1,490	34,392
Sanrio	2,900	16,933
Sekisui House	1,802	39,213
Shimano	230	24,093
Subaru	1,588	23,809
Sumitomo Electric Industries	2,147	139,612
Suzuki Motor	5,357	59,773
Toyota Motor	32,268	622,483
		1,860,251
Consumer Staples — 1.0%
Aeon	11,697	112,711
Asahi Group Holdings	6,451	63,726
Kao	1,892	70,437
Kirin Holdings	3,463	54,794
Seven & i Holdings	10,060	120,113
Suntory Beverage & Food	570	16,365
Unicharm	5,471	31,844
		469,990
Energy — 0.3%
ENEOS Holdings	6,675	56,248
Inpex	2,215	58,660
		114,908
Financials — 4.6%
Daiichi Life Group	9,130	83,898
Daiwa Securities Group	3,445	32,261
Japan Exchange Group	2,562	30,467
Japan Post Bank	4,424	75,914
Mitsubishi HC Capital	2,446	22,219
Mitsubishi UFJ Financial Group	29,412	528,723
Mizuho Financial Group	6,205	266,169
MS&AD Insurance Group Holdings	3,042	78,309
Nomura Holdings	7,370	59,095
ORIX	2,913	98,057
Resona Holdings	5,793	71,662
SBI Holdings	1,296	26,126

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sompo Holdings	2,313	$85,565
Sumitomo Mitsui Financial Group	9,610	338,026
Sumitomo Mitsui Trust Group	1,783	58,916
T&D Holdings	1,292	31,264
Tokio Marine Holdings	4,850	222,901
		2,109,572
Health Care — 3.4%
Hoya	3,953	734,069
Kyowa Kirin	2,759	41,586
Olympus	13,049	128,779
Otsuka Holdings	6,091	443,109
Shionogi	9,488	191,934
		1,539,477
Industrials — 6.3%
Central Japan Railway	3,363	80,349
East Japan Railway	3,990	86,265
FANUC	3,212	140,918
Fujikura	5,788	220,543
IHI	3,787	68,947
ITOCHU	24,670	305,098
Kajima	1,625	63,432
Kawasaki Kisen Kaisha	2,284	37,349
Komatsu	3,240	135,571
Kubota	3,534	57,575
Marubeni	5,879	227,799
Mitsubishi Electric	7,471	297,066
Mitsui	10,169	382,607
Mitsui OSK Lines	1,252	47,418
NIDEC *	3,713	56,795
Nippon Yusen	1,486	53,758
Obayashi	2,218	51,789
Recruit Holdings	5,523	257,391
Secom	1,412	51,721
SMC	220	106,810
Sumitomo	4,313	160,735
		2,889,936

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 3.9%
Advantest	1,845	$332,725
Canon	2,309	59,042
Disco	237	111,932
Fujitsu	4,373	88,741
Keyence	492	223,858
Kyocera	3,568	61,715
Lasertec	224	61,023
Murata Manufacturing	4,652	153,063
NEC	3,397	88,900
Nomura Research Institute	1,136	30,027
Obic	825	21,906
Oracle Japan	105	5,792
Renesas Electronics	4,673	95,783
TDK	4,908	90,530
Tokyo Electron	1,185	335,676
		1,760,713
Materials — 0.9%
Asahi Kasei	3,476	34,049
Nippon Paint Holdings	2,710	17,109
Nippon Sanso Holdings	572	20,222
Nippon Steel	13,526	49,398
Nitto Denko	1,698	32,480
Shin-Etsu Chemical	5,066	234,250
		387,508
Real Estate — 0.6%
Daiwa House Industry	1,456	44,487
Mitsubishi Estate	3,015	85,310
Mitsui Fudosan	6,894	74,987
Sumitomo Realty & Development	2,348	72,565
		277,349
Utilities — 0.1%
Osaka Gas	968	35,099
Tokyo Gas	774	32,945
		68,044
TOTAL JAPAN		12,245,819

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 5.8%
Communication Services — 0.1%
Universal Music Group	2,407	$50,301

Consumer Staples — 0.6%
Heineken	1,172	90,930
Koninklijke Ahold Delhaize	3,778	177,360
		268,290
Financials — 0.6%
Adyen *	80	89,949
ING Groep	6,836	198,509
		288,458
Health Care — 1.3%
Argenx *	731	572,809

Industrials — 0.1%
Wolters Kluwer	813	63,344

Information Technology — 3.1%
ASML Holding	974	1,396,652

TOTAL NETHERLANDS		2,639,854
NEW ZEALAND — 0.5%
Financials — 0.0%
Infratil	2,464	18,090

Health Care — 0.3%
Fisher & Paykel Healthcare	6,872	147,878

Industrials — 0.1%
Auckland International Airport	5,993	29,109

Information Technology — 0.1%
Xero *	433	24,917

Utilities — 0.0%
Mercury NZ	1,833	7,231

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Meridian Energy	3,416	$11,423
		18,654
TOTAL NEW ZEALAND		238,648
NORWAY — 0.9%
Communication Services — 0.1%
Telenor	1,448	23,737
Vend Marketplaces, Cl B	412	11,285
		35,022
Consumer Staples — 0.2%
Mowi	1,874	41,378
Orkla	3,210	39,406
		80,784
Energy — 0.3%
Aker BP	734	28,452
Equinor	2,093	83,652
Var Energi	2,292	11,563
		123,667
Financials — 0.1%
DNB Bank	2,099	63,313
Gjensidige Forsikring	460	12,837
		76,150
Industrials — 0.1%
Kongsberg Gruppen	1,546	51,519
Kongsberg Maritime *	1,546	10,091
		61,610
Materials — 0.1%
Norsk Hydro	3,321	36,503

TOTAL NORWAY		413,736
PORTUGAL — 0.2%
Consumer Staples — 0.1%
Jeronimo Martins	1,182	28,369

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.0%
Galp Energia	1,035	$24,233

Utilities — 0.1%
EDP	7,717	42,030

TOTAL PORTUGAL		94,632
SINGAPORE — 1.9%
Communication Services — 0.1%
Singapore Telecommunications	16,390	59,071

Consumer Discretionary — 0.2%
Sea ADR *	1,016	86,238

Financials — 1.1%
DBS Group Holdings	4,868	223,610
Oversea-Chinese Banking	9,679	166,440
United Overseas Bank	3,259	92,507
		482,557
Industrials — 0.2%
Grab Holdings, Cl A *	10,107	38,609
Singapore Airlines	4,763	23,524
Singapore Technologies Engineering	5,028	42,323
		104,456
Information Technology — 0.2%
STMicroelectronics	1,629	87,892

Real Estate — 0.1%
CapitaLand Integrated Commercial Trust ‡	14,061	26,056

TOTAL SINGAPORE		846,270
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American PLC	2,998	146,107

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 3.4%
Consumer Discretionary — 0.5%
Amadeus IT Group	1,215	$69,837
Industria de Diseno Textil	3,061	181,618
		251,455
Financials — 1.9%
Banco Bilbao Vizcaya Argentaria	14,219	313,743
Banco Santander	36,591	445,541
CaixaBank	9,454	120,215
		879,499
Industrials — 0.2%
Aena SME	2,570	70,063

Utilities — 0.8%
Iberdrola	15,926	372,705

TOTAL SPAIN		1,573,722
SWEDEN — 3.7%
Consumer Discretionary — 0.1%
H & M Hennes & Mauritz, Cl B	1,319	23,466

Consumer Staples — 0.1%
Essity, Cl B	2,507	66,253

Financials — 1.0%
EQT	923	29,590
Industrivarden, Cl A	305	16,048
Industrivarden, Cl C	433	22,563
Investor, Cl B	4,541	182,584
L E Lundbergforetagen, Cl B	184	10,580
Skandinaviska Enskilda Banken, Cl A	3,773	73,874
Skandinaviska Enskilda Banken, Cl C	50	1,004
Svenska Handelsbanken, Cl A	3,878	54,721
Svenska Handelsbanken, Cl B	98	2,354
Swedbank, Cl A	2,257	78,967
		472,285

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.2%
Alfa Laval	1,021	$60,475
Assa Abloy, Cl B	3,499	132,897
Atlas Copco, Cl A	8,883	167,254
Atlas Copco, Cl B	5,506	92,154
Epiroc, Cl A	2,191	62,425
Epiroc, Cl B	1,389	34,260
Investment Latour, Cl B	494	11,202
Saab, Cl B	1,095	66,278
Sandvik	3,759	155,652
Volvo, Cl A	684	23,569
Volvo, Cl B	5,605	193,318
		999,484
Information Technology — 0.3%
Hexagon, Cl B	5,293	56,775
Telefonaktiebolaget LM Ericsson, Cl B	7,359	86,182
		142,957
TOTAL SWEDEN		1,704,445
SWITZERLAND — 3.6%
Consumer Discretionary — 0.6%
Cie Financiere Richemont, Cl A	1,467	278,562

Financials — 1.3%
UBS Group	7,517	331,611
Zurich Insurance Group	382	265,625
		597,236
Industrials — 1.4%
ABB	5,465	548,142
Schindler Holding	76	25,461
Schindler Holding	144	50,342
		623,945
Materials — 0.3%
Givaudan	21	74,784

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sika	408	$74,969
		149,753
TOTAL SWITZERLAND		1,649,496
UNITED KINGDOM — 7.4%
Consumer Discretionary — 0.3%
Compass Group PLC	4,639	131,052

Consumer Staples — 2.2%
Coca-Cola Europacific Partners PLC	876	82,843
Diageo PLC	9,438	188,652
Tesco PLC	27,066	177,291
Unilever PLC	9,244	539,753
		988,539
Financials — 3.7%
3i Group PLC	2,554	88,914
Barclays PLC	34,408	201,725
HSBC Holdings PLC	42,777	784,136
Lloyds Banking Group PLC	147,073	199,230
London Stock Exchange Group PLC	1,127	146,250
NatWest Group PLC	19,896	158,212
Standard Chartered PLC	4,602	116,488
		1,694,955
Industrials — 0.7%
CK Hutchison Holdings	9,720	80,713
RELX PLC	6,399	233,206
		313,919
Utilities — 0.5%
National Grid PLC	12,735	227,075

TOTAL UNITED KINGDOM		3,355,540
UNITED STATES — 6.2%
Communication Services — 0.3%
Spotify Technology *	357	159,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.1%
Stellantis *	5,530	$40,278

Energy — 2.1%
BP PLC	38,967	309,122
Shell PLC	14,086	636,619
		945,741
Financials — 0.3%
Swiss Re	745	119,983

Health Care — 1.0%
Alcon	5,899	439,153

Industrials — 1.9%
AP Moller - Maersk, Cl A	9	21,108
AP Moller - Maersk, Cl B	15	35,522
Experian PLC	3,224	117,803
Ferrovial	1,697	116,334
Schneider Electric	1,909	601,489
		892,256
Information Technology — 0.2%
ARM Holdings PLC ADR *	348	73,191
JFrog *	259	12,028
Monday.com *	104	6,851
		92,070
Materials — 0.3%
Holcim	1,272	117,888
James Hardie Industries PLC *	1,475	30,859
		148,747
TOTAL UNITED STATES		2,837,646
TOTAL COMMON STOCK (Cost $40,407,347)		45,255,924

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
PREFERRED STOCK — 0.2%
GERMANY— 0.2%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke (A)	149	$13,572
Dr Ing hc F Porsche (A)	299	14,468
Volkswagen (A)	563	56,942
TOTAL GERMANY		84,982
TOTAL PREFERRED STOCK (Cost $101,139)		84,982
TOTAL INVESTMENTS — 99.4% (Cost $40,508,486)		$45,340,906

Percentages are based on Net Assets of $45,600,025.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.6%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	8	$14,341

CANADA — 0.9%
Industrials — 0.2%
Thomson Reuters	71	6,794

Information Technology — 0.7%
Shopify, Cl A *	192	23,257

TOTAL CANADA		30,051
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	102	10,188

NETHERLANDS — 0.9%
Information Technology — 0.9%
ASML Holding	13	18,707
NXP Semiconductors	39	11,450

TOTAL NETHERLANDS		30,157
UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	71	6,714

UNITED STATES — 96.8%
Communication Services — 15.1%
Alphabet, Cl A	329	126,599
Alphabet, Cl C	309	118,020
Charter Communications, Cl A *	19	3,138
Comcast, Cl A	560	15,142
Electronic Arts	39	7,893
Meta Platforms, Cl A	167	102,189
Netflix *	663	62,063
Take-Two Interactive Software *	28	5,985
T-Mobile US	173	33,822

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	397	$10,739
		485,590
Consumer Discretionary — 11.4%
Airbnb, Cl A *	65	9,123
Amazon.com *	607	160,891
Booking Holdings	124	20,877
DoorDash, Cl A *	64	10,794
Marriott International, Cl A	41	14,829
O’Reilly Automotive *	130	12,922
Ross Stores	50	11,389
Starbucks	178	18,749
Tesla *	282	107,620
		367,194
Consumer Staples — 7.4%
Costco Wholesale	69	70,003
Keurig Dr Pepper	209	6,145
Kraft Heinz	193	4,373
Mondelez International, Cl A	199	12,226
Monster Beverage *	152	11,715
PepsiCo	213	33,758
Walmart	762	100,531
		238,751
Energy — 0.6%
Baker Hughes, Cl A	155	10,799
Diamondback Energy	44	9,048
		19,847
Financials — 0.2%
PayPal Holdings	142	7,120

Health Care — 4.2%
Alnylam Pharmaceuticals *	21	6,499
Amgen	83	28,739
Dexcom *	58	3,454
GE HealthCare Technologies	69	4,198
Gilead Sciences	193	25,252

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	12	$6,730
Insmed *	35	4,771
Intuitive Surgical *	56	25,626
Regeneron Pharmaceuticals	16	11,313
Vertex Pharmaceuticals *	40	17,095
		133,677
Industrials — 3.4%
Automatic Data Processing	63	13,352
Axon Enterprise *	12	4,821
Cintas	61	10,657
Copart *	148	4,900
CSX	289	13,129
Fastenal	181	8,132
Ferrovial	111	7,649
Honeywell International	99	21,219
Old Dominion Freight Line	34	7,223
PACCAR	83	9,861
Paychex	54	5,002
Verisk Analytics, Cl A	21	3,874
		109,819
Information Technology — 51.9%
Adobe *	64	15,750
Advanced Micro Devices *	254	90,040
Analog Devices	76	30,572
Apple	830	225,221
Applied Materials	123	48,522
AppLovin, Cl A *	48	21,425
ARM Holdings PLC ADR *	21	4,417
Autodesk *	33	7,821
Broadcom	268	111,871
Cadence Design Systems *	43	14,172
Cisco Systems	620	56,730
Cognizant Technology Solutions, Cl A	76	4,020
Crowdstrike Holdings, Cl A *	40	17,830
Datadog, Cl A *	53	7,006
Fortinet *	114	9,611
Intel *	779	73,600

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	44	$17,094
KLA	20	35,007
Lam Research	197	50,798
Marvell Technology	138	22,791
Microchip Technology	81	7,526
Micron Technology	176	91,020
Microsoft	420	171,268
Monolithic Power Systems	8	12,915
NVIDIA	1,375	274,409
Palantir Technologies, Cl A *	360	50,080
Palo Alto Networks *	127	22,774
QUALCOMM	167	29,990
Roper Technologies	16	5,677
SANDISK *	23	25,220
Seagate Technology Holdings	33	22,230
Strategy, Cl A *	49	8,107
Synopsys *	30	14,478
Texas Instruments	142	39,913
Western Digital	53	23,030
Workday, Cl A *	32	3,917
Zscaler *	25	3,267
		1,670,119
Materials — 1.1%
Linde PLC	72	36,082

Real Estate — 0.1%
CoStar Group *	70	2,423

Utilities — 1.4%
American Electric Power	85	11,654
Constellation Energy	57	17,841
Exelon	158	7,267
Xcel Energy	97	8,046
		44,808
TOTAL UNITED STATES		3,115,430
TOTAL COMMON STOCK (Cost $2,461,223)		3,206,881

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.3% (Cost $53,159)	$8,835
TOTAL INVESTMENTS — 99.9% (Cost $2,514,382)	$3,215,716

Percentages are based on Net Assets of $3,218,317.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Nasdaq-100 Index	1	$2,745,212	$21,800.00	6/18/2026	$4,435
Nasdaq-100 Micro Index	16	439,232	218.00	6/18/2026	4,400
Total Purchased Options		$3,184,444			$8,835

*	Non-income producing security.

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK(A) — 105.4%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	10	$17,926

CANADA — 1.0%
Industrials — 0.2%
Thomson Reuters	93	8,899

Information Technology — 0.8%
Shopify, Cl A *	251	30,404

TOTAL CANADA		39,303
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	136	13,584

NETHERLANDS — 1.0%
Information Technology — 1.0%
ASML Holding	18	25,902
NXP Semiconductors	50	14,679

TOTAL NETHERLANDS		40,581
UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	95	8,984

UNITED STATES — 102.4%
Communication Services — 15.9%
Alphabet, Cl A	429	165,079
Alphabet, Cl C	401	153,158
Charter Communications, Cl A *	26	4,295
Comcast, Cl A	734	19,847
Electronic Arts	52	10,523
Meta Platforms, Cl A	218	133,396
Netflix *	859	80,411
Take-Two Interactive Software *	38	8,123
T-Mobile US	223	43,597

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	507	$13,714
		632,143
Consumer Discretionary — 12.1%
Airbnb, Cl A *	86	12,071
Amazon.com *	792	209,928
Booking Holdings	162	27,274
DoorDash, Cl A *	85	14,335
Marriott International, Cl A	54	19,531
O’Reilly Automotive *	171	16,998
Ross Stores	66	15,034
Starbucks	233	24,542
Tesla *	368	140,440
		480,153
Consumer Staples — 7.8%
Costco Wholesale	90	91,308
Keurig Dr Pepper	282	8,291
Kraft Heinz	240	5,438
Mondelez International, Cl A	262	16,097
Monster Beverage *	195	15,029
PepsiCo	280	44,377
Walmart	995	131,270
		311,810
Energy — 0.7%
Baker Hughes, Cl A	206	14,352
Diamondback Energy	58	11,927
		26,279
Financials — 0.2%
PayPal Holdings	188	9,426

Health Care — 4.4%
Alnylam Pharmaceuticals *	27	8,356
Amgen	110	38,087
Dexcom *	80	4,764
GE HealthCare Technologies	95	5,780
Gilead Sciences	254	33,233

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	16	$8,973
Insmed *	45	6,135
Intuitive Surgical *	73	33,406
Regeneron Pharmaceuticals	21	14,848
Vertex Pharmaceuticals *	52	22,224
		175,806
Industrials — 3.6%
Automatic Data Processing	82	17,379
Axon Enterprise *	16	6,428
Cintas	82	14,326
Copart *	201	6,655
CSX	380	17,263
Fastenal	239	10,738
Ferrovial	147	10,130
Honeywell International	130	27,863
Old Dominion Freight Line	43	9,135
PACCAR	107	12,712
Paychex	75	6,947
Verisk Analytics, Cl A	28	5,166
		144,742
Information Technology — 54.9%
Adobe *	83	20,426
Advanced Micro Devices *	332	117,691
Analog Devices	100	40,226
Apple	1,084	294,143
Applied Materials	161	63,513
AppLovin, Cl A *	63	28,120
ARM Holdings PLC ADR *	30	6,310
Autodesk *	43	10,191
Broadcom	350	146,101
Cadence Design Systems *	56	18,457
Cisco Systems	802	73,383
Cognizant Technology Solutions, Cl A	97	5,131
Crowdstrike Holdings, Cl A *	52	23,179
Datadog, Cl A *	66	8,725
Fortinet *	151	12,731
Intel *	1,015	95,897

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	57	$22,145
KLA	27	47,260
Lam Research	256	66,012
Marvell Technology	175	28,901
Microchip Technology	111	10,313
Micron Technology	229	118,430
Microsoft	548	223,463
Monolithic Power Systems	10	16,144
NVIDIA	1,795	358,228
Palantir Technologies, Cl A *	465	64,686
Palo Alto Networks *	168	30,126
QUALCOMM	219	39,328
Roper Technologies	21	7,451
SANDISK *	30	32,895
Seagate Technology Holdings	44	29,640
Strategy, Cl A *	64	10,589
Synopsys *	39	18,821
Texas Instruments	186	52,281
Western Digital	69	29,982
Workday, Cl A *	45	5,508
Zscaler *	33	4,312
		2,180,739
Materials — 1.2%
Linde PLC	94	47,107

Real Estate — 0.1%
CoStar Group *	87	3,011

Utilities — 1.5%
American Electric Power	112	15,356
Constellation Energy	75	23,475
Exelon	210	9,658
Xcel Energy	123	10,203
		58,692
TOTAL UNITED STATES		4,069,908
TOTAL COMMON STOCK (Cost $3,351,981)		4,190,286

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 0.3% (Cost $107,967)	$10,549
TOTAL INVESTMENTS — 105.7% (Cost $3,459,948)	$4,200,835

WRITTEN OPTIONS — (5.8)%
(Premiums Received $(37,568))	$(230,670)

Percentages are based on Net Assets of $3,973,953.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Nasdaq-100 Index	1	$2,745,212	$22,850.00	6/18/2026	$6,890
Nasdaq-100 Micro Index	53	1,454,956	228.00	6/18/2026	3,659

Total Purchased Options		$4,200,168			$10,549
WRITTEN OPTIONS — (5.8)%
Call Options
Nasdaq-100 Index	(1)	$(2,745,212)	$26,450.00	6/18/2026	$(153,190)
Nasdaq-100 Micro Index	(52)	(1,427,504)	264.00	6/18/2026	(77,480)

Total Written Options		$(4,172,716)			$(230,670)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $4,156,053.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,190,286	$—	$—	$4,190,286
Purchased Options	10,549	—	—	10,549
Total Investments in Securities	$4,200,835	$—	$—	$4,200,835

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(230,670)	$—	$—	$(230,670)
Total Other Financial Instruments	$(230,670)	$—	$—	$(230,670)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.6%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	14	$4,110

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	16	3,387

UNITED STATES — 99.4%
Communication Services — 11.0%
Alphabet, Cl A	335	128,908
Alphabet, Cl C	269	102,742
AT&T	414	10,818
Charter Communications, Cl A *	3	496
Comcast, Cl A	210	5,678
EchoStar, Cl A *	6	739
Electronic Arts	13	2,631
Fox, Cl A	12	762
Fox, Cl B	10	570
Live Nation Entertainment *	11	1,737
Meta Platforms, Cl A	126	77,101
Netflix *	247	23,122
News, Cl A	25	658
News, Cl B	10	305
Omnicom Group	16	1,228
Paramount Skydance Corp, Cl B	18	184
Take-Two Interactive Software *	11	2,351
TKO Group Holdings, Cl A	2	372
T-Mobile US	27	5,278
Trade Desk, Cl A *	25	590
Verizon Communications	246	11,815
Walt Disney	104	10,790
Warner Bros Discovery *	144	3,895
		392,770
Consumer Discretionary — 9.9%
Airbnb, Cl A *	25	3,509
Amazon.com *	562	148,964
APTIV PLC *	14	844

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *	1	$3,704
Best Buy	12	726
Booking Holdings	47	7,913
Carnival	63	1,670
Carvana, Cl A *	10	3,958
Chipotle Mexican Grill, Cl A *	77	2,617
Darden Restaurants	9	1,805
Deckers Outdoor *	11	1,124
Domino’s Pizza	1	339
DoorDash, Cl A *	23	3,879
DR Horton	15	2,308
eBay	26	2,690
Expedia Group	9	2,235
Ford Motor	228	2,754
Garmin	11	2,763
General Motors	53	4,075
Genuine Parts	10	1,072
Hasbro	10	958
Hilton Worldwide Holdings	13	4,213
Home Depot	56	18,413
Las Vegas Sands	16	874
Lennar, Cl A	13	1,174
Lowe’s	31	7,403
Lululemon Athletica *	4	551
Marriott International, Cl A	13	4,702
McDonald’s	41	12,037
MGM Resorts International *	13	506
NIKE, Cl B	67	2,972
Norwegian Cruise Line Holdings *	28	509
O’Reilly Automotive *	50	4,970
Pool	1	213
PulteGroup	12	1,468
Ralph Lauren, Cl A	1	359
Ross Stores	17	3,872
Royal Caribbean Cruises	14	3,693
Starbucks	66	6,952
Tapestry	13	1,886
Tesla *	161	61,442
TJX	65	10,189

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	29	$1,018
Ulta Beauty *	2	1,075
Williams-Sonoma	9	1,631
Wynn Resorts	3	321
Yum! Brands	15	2,395
		354,745
Consumer Staples — 5.0%
Altria Group	99	7,192
Archer-Daniels-Midland	27	2,013
Brown-Forman, Cl B	12	309
Bunge Global	10	1,271
Casey’s General Stores	2	1,644
Church & Dwight	13	1,262
Clorox	9	868
Coca-Cola	224	17,642
Colgate-Palmolive	49	4,183
Conagra Brands	26	373
Constellation Brands, Cl A	10	1,566
Costco Wholesale	26	26,378
Dollar General	13	1,507
Dollar Tree *	12	1,165
Estee Lauder, Cl A	14	1,074
General Mills	29	1,024
Hershey	10	1,857
Hormel Foods	15	322
J M Smucker	4	392
Kenvue	113	1,981
Keurig Dr Pepper	79	2,323
Kimberly-Clark	17	1,673
Kraft Heinz	50	1,133
Kroger	37	2,519
McCormick	15	763
Molson Coors Beverage, Cl B	11	470
Mondelez International, Cl A	76	4,669
Monster Beverage *	40	3,083
PepsiCo	79	12,521
Philip Morris International	91	15,021
Procter & Gamble	132	19,416

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	27	$2,017
Target	26	3,374
The Campbell’s Company	13	270
Tyson Foods, Cl A	17	1,089
Walmart	251	33,114
		177,478
Energy — 3.5%
APA	27	1,100
Baker Hughes, Cl A	55	3,832
Chevron	107	20,684
ConocoPhillips	73	9,182
Coterra Energy	46	1,652
Devon Energy	37	1,901
Diamondback Energy	12	2,468
EOG Resources	29	4,076
EQT	37	2,223
Expand Energy	14	1,430
Exxon Mobil	240	37,039
Halliburton	50	2,115
Kinder Morgan	115	3,780
Marathon Petroleum	16	3,973
Occidental Petroleum	40	2,423
ONEOK	37	3,421
Phillips 66	24	4,300
SLB	88	5,005
Targa Resources	13	3,381
Texas Pacific Land	2	887
Valero Energy	16	4,041
Williams	69	5,265
		124,178
Financials — 12.0%
Aflac	27	3,069
Allstate	14	3,042
American Express	29	9,368
American International Group	29	2,169
Ameriprise Financial	4	1,899
Aon PLC, Cl A	13	4,051

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Apollo Global Management	27	$3,475
Arch Capital Group *	23	2,173
Ares Management, Cl A	12	1,409
Arthur J Gallagher	14	2,890
Assurant	2	473
Bank of America	391	20,903
Bank of New York Mellon	40	5,375
Berkshire Hathaway, Cl B *	106	50,202
Blackrock	9	9,590
Blackstone	41	5,149
Block, Cl A *	29	2,045
Brown & Brown	16	962
Capital One Financial	38	7,269
CBOE Global Markets	4	1,200
Charles Schwab	99	9,072
Chubb	21	6,867
Cincinnati Financial	10	1,636
Citigroup	104	13,310
Citizens Financial Group	25	1,626
CME Group, Cl A	21	6,044
Coinbase Global, Cl A *	13	2,441
Corpay *	2	613
Erie Indemnity, Cl A	1	219
Everest Group	1	357
FactSet Research Systems	1	228
Fidelity National Information Services	28	1,303
Fifth Third Bancorp	53	2,690
Fiserv *	29	1,817
Franklin Resources	17	509
Global Payments	13	935
Globe Life	3	463
Goldman Sachs Group	17	15,704
Hartford Financial Services Group	15	2,052
Huntington Bancshares	102	1,710
Interactive Brokers Group, Cl A	26	2,067
Intercontinental Exchange	35	5,533
Invesco	29	760
Jack Henry & Associates	3	461
JPMorgan Chase	155	48,551

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KeyCorp	52	$1,150
KKR	40	4,174
Loews	12	1,351
M&T Bank	10	2,186
Marsh & McLennan	28	4,696
Mastercard, Cl A	47	23,637
MetLife	30	2,403
Moody’s	10	4,619
Morgan Stanley	68	12,960
MSCI, Cl A	3	1,774
Nasdaq	27	2,482
Northern Trust	12	1,996
PayPal Holdings	53	2,657
PNC Financial Services Group	24	5,352
Principal Financial Group	12	1,211
Progressive	36	7,246
Prudential Financial	22	2,158
Raymond James Financial	11	1,742
Regions Financial	51	1,456
Robinhood Markets, Cl A *	48	3,499
S&P Global	17	7,331
State Street	15	2,293
Synchrony Financial	23	1,753
T Rowe Price Group	13	1,337
Travelers	13	3,967
Truist Financial	76	3,914
US Bancorp	91	5,156
Visa, Cl A	96	31,665
W R Berkley	16	1,069
Wells Fargo	183	15,048
Willis Towers Watson PLC	3	769
		426,732
Health Care — 8.5%
Abbott Laboratories	102	9,261
AbbVie	104	21,977
Agilent Technologies	15	1,733
Align Technology *	3	528
Amgen	29	10,041

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Baxter International	34	$598
Becton Dickinson	15	2,236
Biogen *	10	1,893
Bio-Techne	10	553
Boston Scientific *	88	5,070
Bristol-Myers Squibb	118	7,150
Cardinal Health	13	2,507
Cencora	12	3,696
Centene *	26	1,396
Charles River Laboratories International *	2	334
Cigna Group	15	4,359
Cooper *	13	818
CVS Health	75	6,247
Danaher	38	6,800
DaVita *	2	310
Dexcom *	24	1,429
Edwards Lifesciences *	36	3,006
Elevance Health	13	4,893
Eli Lilly	46	42,992
GE HealthCare Technologies	26	1,582
Gilead Sciences	75	9,813
HCA Healthcare	9	3,910
Henry Schein *	4	298
Humana	9	2,128
IDEXX Laboratories *	4	2,243
Incyte *	11	1,048
Insulet *	2	344
Intuitive Surgical *	20	9,152
IQVIA Holdings *	11	1,742
Johnson & Johnson	138	31,719
Labcorp Holdings	3	770
McKesson	7	5,706
Medtronic PLC	76	6,154
Merck	144	15,722
Mettler-Toledo International *	1	1,277
Moderna *	24	1,103
Pfizer	333	8,891
Quest Diagnostics	8	1,554
Regeneron Pharmaceuticals	5	3,535

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
ResMed	10	$2,138
Revvity	9	780
Solventum *	11	741
STERIS PLC	3	651
Stryker	20	6,303
Thermo Fisher Scientific	22	10,537
UnitedHealth Group	53	19,635
Universal Health Services, Cl B	2	336
Vertex Pharmaceuticals *	14	5,983
Viatris	65	971
Waters *	5	1,546
West Pharmaceutical Services	3	893
Zimmer Biomet Holdings	13	1,072
Zoetis, Cl A	26	2,989
		303,093
Industrials — 8.8%
3M	29	4,249
A O Smith	9	557
Allegion PLC	3	412
AMETEK	13	3,061
Automatic Data Processing	24	5,087
Axon Enterprise *	3	1,205
Boeing *	47	10,764
Broadridge Financial Solutions	9	1,386
Builders FirstSource *	5	395
Carrier Global	47	3,157
Caterpillar	27	24,033
CH Robinson Worldwide	9	1,636
Cintas	22	3,844
Comfort Systems USA	2	3,680
Copart *	52	1,722
CSX	107	4,861
Cummins	8	5,368
Deere	14	8,258
Delta Air Lines	38	2,584
Dover	10	2,264
Eaton PLC	22	9,526
EMCOR Group	2	1,783

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Emerson Electric	34	$4,775
Equifax	9	1,565
Expeditors International of Washington	10	1,479
Fastenal	66	2,965
FedEx	13	5,243
Fortive	16	957
GE Aerospace	60	17,396
GE Vernova	15	16,252
Generac Holdings *	2	518
General Dynamics	14	4,820
Honeywell International	38	8,145
Howmet Aerospace	24	5,833
Hubbell, Cl B	2	1,016
Huntington Ingalls Industries	1	364
IDEX	3	654
Illinois Tool Works	14	3,612
Ingersoll Rand	23	1,837
Jacobs Solutions	10	1,294
JB Hunt Transport Services	3	755
Johnson Controls International PLC	37	5,403
L3Harris Technologies	12	3,847
Leidos Holdings	9	1,343
Lennox International	1	535
Lockheed Martin	12	6,216
Masco	13	934
Nordson	2	577
Norfolk Southern	13	4,106
Northrop Grumman	8	4,636
Old Dominion Freight Line	11	2,337
Otis Worldwide	24	1,869
PACCAR	29	3,445
Parker-Hannifin	8	7,275
Paychex	16	1,482
Pentair PLC	11	888
Quanta Services	9	6,550
Republic Services, Cl A	12	2,511
Rockwell Automation	5	2,045
Rollins	17	947
RTX	78	13,733

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Snap-On	2	$767
Southwest Airlines	28	1,062
Stanley Black & Decker	10	782
Textron	12	1,151
Trane Technologies PLC	13	6,403
TransDigm Group	3	3,480
Uber Technologies *	120	8,953
Union Pacific	36	9,701
United Airlines Holdings *	16	1,440
United Parcel Service, Cl B	41	4,461
United Rentals	3	2,879
Veralto	14	1,235
Verisk Analytics, Cl A	10	1,845
Vertiv Holdings, Cl A	22	7,227
Waste Management	23	5,349
Westinghouse Air Brake Technologies	11	2,969
WW Grainger	2	2,323
Xylem	14	1,654
		313,672
Information Technology — 34.6%
Accenture PLC, Cl A	37	6,612
Adobe *	25	6,152
Advanced Micro Devices *	94	33,322
Akamai Technologies *	11	1,133
Amphenol, Cl A	73	10,751
Analog Devices	28	11,263
Apple	845	229,291
Applied Materials	46	18,147
AppLovin, Cl A *	15	6,695
Arista Networks *	62	10,708
Autodesk *	13	3,081
Broadcom	273	113,958
Cadence Design Systems *	15	4,944
CDW	10	1,369
Ciena *	9	4,748
Cisco Systems	232	21,228
Cognizant Technology Solutions, Cl A	27	1,428
Coherent *	10	3,197

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Corning	47	$7,719
Crowdstrike Holdings, Cl A *	14	6,241
Datadog, Cl A *	17	2,247
Dell Technologies, Cl C	16	3,343
EPAM Systems *	2	228
F5 *	2	648
Fair Isaac *	1	1,025
First Solar *	4	808
Fortinet *	38	3,204
Gartner *	3	445
Gen Digital	37	714
GoDaddy, Cl A *	10	868
Hewlett Packard Enterprise	77	2,215
HP	53	1,106
Intel *	262	24,754
International Business Machines	54	12,473
Intuit	15	5,828
Jabil	4	1,350
Keysight Technologies *	11	3,849
KLA	8	14,003
Lam Research	72	18,566
Lumentum Holdings *	4	3,609
Microchip Technology	29	2,694
Micron Technology	65	33,615
Microsoft	428	174,530
Monolithic Power Systems	2	3,229
Motorola Solutions	9	3,951
NetApp	13	1,440
NVIDIA	1,400	279,398
ON Semiconductor *	24	2,419
Oracle	100	16,139
Palantir Technologies, Cl A *	132	18,363
Palo Alto Networks *	46	8,249
PTC *	9	1,227
QNITY Electronics	12	1,688
QUALCOMM	63	11,314
Roper Technologies	4	1,419
Salesforce	54	9,533
SANDISK *	9	9,869

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology Holdings	13	$8,757
ServiceNow *	62	5,475
Skyworks Solutions	11	772
Super Micro Computer *	31	849
Synopsys *	12	5,791
Teledyne Technologies *	2	1,292
Teradyne	9	3,091
Texas Instruments	53	14,897
Trimble *	14	942
Tyler Technologies *	2	682
VeriSign	3	806
Western Digital	19	8,256
Workday, Cl A *	13	1,591
Zebra Technologies, Cl A *	2	453
		1,236,001
Materials — 1.9%
Air Products & Chemicals	13	3,901
Albemarle	9	1,770
Amcor PLC	24	913
Avery Dennison	3	492
Ball	16	977
CF Industries Holdings	10	1,242
Corteva	39	3,159
CRH PLC	39	4,618
Dow	44	1,782
DuPont de Nemours	25	1,142
Ecolab	14	3,648
Freeport-McMoRan	81	4,680
International Flavors & Fragrances	15	1,053
International Paper	31	943
Linde PLC	27	13,531
LyondellBasell Industries, Cl A	15	1,119
Martin Marietta Materials	3	1,857
Mosaic	18	419
Newmont	64	7,110
Nucor	13	2,929
Packaging Corp of America	3	640
PPG Industries	14	1,519

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	13	$4,181
Smurfit WestRock PLC	31	1,190
Steel Dynamics	10	2,287
Vulcan Materials	7	2,112
		69,214
Real Estate — 1.9%
Alexandria Real Estate Equities ‡	10	405
American Tower ‡	27	4,933
AvalonBay Communities ‡	10	1,830
BXP ‡	10	585
Camden Property Trust ‡	4	420
CBRE Group, Cl A *	15	2,141
CoStar Group *	25	865
Crown Castle ‡	25	2,219
Digital Realty Trust ‡	16	3,215
Equinix ‡	5	5,414
Equity Residential ‡	22	1,438
Essex Property Trust ‡	2	526
Extra Space Storage ‡	12	1,720
Federal Realty Investment Trust ‡	3	333
Healthpeak Properties ‡	39	631
Host Hotels & Resorts ‡	41	866
Invitation Homes ‡	39	1,122
Iron Mountain ‡	15	1,890
Kimco Realty ‡	38	898
Mid-America Apartment Communities ‡	9	1,163
ProLogis ‡	53	7,527
Public Storage ‡	11	3,327
Realty Income ‡	53	3,405
Regency Centers ‡	11	856
SBA Communications, Cl A ‡	4	885
Simon Property Group ‡	17	3,463
UDR ‡	17	618
Ventas ‡	28	2,460
VICI Properties, Cl A ‡	63	1,840
Welltower ‡	40	8,694
Weyerhaeuser ‡	40	981
		66,670

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.3%
AES	45	$650
Alliant Energy	15	1,101
Ameren	15	1,705
American Electric Power	29	3,976
American Water Works	12	1,541
Atmos Energy	11	2,090
CenterPoint Energy	38	1,659
CMS Energy	17	1,305
Consolidated Edison	23	2,564
Constellation Energy	16	5,008
Dominion Energy	50	3,225
DTE Energy	12	1,820
Duke Energy	47	6,089
Edison International	25	1,737
Entergy	26	3,066
Evergy	13	1,077
Eversource Energy	25	1,768
Exelon	61	2,805
FirstEnergy	28	1,331
NextEra Energy	120	11,746
NiSource	29	1,400
NRG Energy	12	1,867
PG&E	128	2,127
Pinnacle West Capital	9	933
PPL	41	1,535
Public Service Enterprise Group	28	2,286
Sempra	38	3,615
Southern	64	6,189
Vistra	16	2,525
WEC Energy Group	17	2,005
Xcel Energy	36	2,986
		83,731
TOTAL UNITED STATES		3,548,284
TOTAL COMMON STOCK (Cost $2,685,224)		3,555,781

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.3% (Cost $44,858)	$8,849
TOTAL INVESTMENTS — 99.9% (Cost $2,730,082)	$3,564,630

Percentages are based on Net Assets of $3,568,368.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index	9	$648,810	$590.00	6/20/2026	$4,829
S&P 500 Index	4	2,883,604	5,900.00	6/20/2026	4,020

Total Purchased Options		$3,532,414			$8,849

*	Non-income producing security.
‡	Real Estate Investment Trust

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK(A) — 102.1%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	14	$4,110

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	16	3,387

UNITED STATES — 101.9%
Communication Services — 11.2%
Alphabet, Cl A	313	120,442
Alphabet, Cl C	251	95,867
AT&T	372	9,720
Charter Communications, Cl A *	5	826
Comcast, Cl A	189	5,111
EchoStar, Cl A *	6	739
Electronic Arts	12	2,428
Fox, Cl A	11	698
Fox, Cl B	3	171
Live Nation Entertainment *	9	1,421
Meta Platforms, Cl A	117	71,594
Netflix *	226	21,156
News, Cl A	20	526
News, Cl B	6	183
Omnicom Group	18	1,381
Paramount Skydance Corp, Cl B	17	174
Take-Two Interactive Software *	9	1,924
TKO Group Holdings, Cl A	4	744
T-Mobile US	26	5,083
Trade Desk, Cl A *	24	566
Verizon Communications	225	10,807
Walt Disney	94	9,753
Warner Bros Discovery *	135	3,652
		364,966
Consumer Discretionary — 10.2%
Airbnb, Cl A *	22	3,088
Amazon.com *	526	139,422
APTIV PLC *	10	603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *	1	$3,704
Best Buy	12	726
Booking Holdings	43	7,240
Carnival	59	1,564
Carvana, Cl A *	8	3,166
Chipotle Mexican Grill, Cl A *	72	2,447
Darden Restaurants	6	1,203
Deckers Outdoor *	9	920
Domino’s Pizza	2	679
DoorDash, Cl A *	21	3,542
DR Horton	15	2,308
eBay	25	2,587
Expedia Group	6	1,490
Ford Motor	213	2,573
Garmin	9	2,260
General Motors	47	3,614
Genuine Parts	8	858
Hasbro	3	288
Hilton Worldwide Holdings	12	3,889
Home Depot	53	17,426
Las Vegas Sands	16	874
Lennar, Cl A	12	1,084
Lowe’s	30	7,164
Lululemon Athletica *	6	826
Marriott International, Cl A	12	4,340
McDonald’s	38	11,156
MGM Resorts International *	11	428
NIKE, Cl B	65	2,883
Norwegian Cruise Line Holdings *	24	436
O’Reilly Automotive *	46	4,572
Pool	2	427
PulteGroup	11	1,346
Ralph Lauren, Cl A	2	717
Ross Stores	18	4,100
Royal Caribbean Cruises	14	3,693
Starbucks	62	6,531
Tapestry	11	1,595
Tesla *	151	57,626
TJX	59	9,248

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	29	$1,018
Ulta Beauty *	2	1,075
Williams-Sonoma	7	1,269
Wynn Resorts	4	428
Yum! Brands	15	2,395
		330,828
Consumer Staples — 5.1%
Altria Group	92	6,684
Archer-Daniels-Midland	23	1,714
Brown-Forman, Cl B	9	232
Bunge Global	7	889
Casey’s General Stores	2	1,644
Church & Dwight	13	1,262
Clorox	7	675
Coca-Cola	207	16,303
Colgate-Palmolive	44	3,756
Conagra Brands	25	359
Constellation Brands, Cl A	8	1,253
Costco Wholesale	24	24,349
Dollar General	13	1,506
Dollar Tree *	10	971
Estee Lauder, Cl A	13	997
General Mills	29	1,024
Hershey	8	1,486
Hormel Foods	15	322
J M Smucker	6	588
Kenvue	104	1,823
Keurig Dr Pepper	74	2,176
Kimberly-Clark	18	1,772
Kraft Heinz	46	1,042
Kroger	33	2,246
McCormick	14	712
Molson Coors Beverage, Cl B	9	385
Mondelez International, Cl A	70	4,301
Monster Beverage *	39	3,006
PepsiCo	73	11,570
Philip Morris International	83	13,701
Procter & Gamble	124	18,239

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	26	$1,942
Target	25	3,244
The Campbell’s Company	10	208
Tyson Foods, Cl A	16	1,025
Walmart	235	31,004
		164,410
Energy — 3.6%
APA	19	774
Baker Hughes, Cl A	54	3,762
Chevron	100	19,331
ConocoPhillips	65	8,176
Coterra Energy	41	1,472
Devon Energy	34	1,746
Diamondback Energy	10	2,056
EOG Resources	30	4,217
EQT	34	2,043
Expand Energy	13	1,328
Exxon Mobil	224	34,570
Halliburton	46	1,946
Kinder Morgan	107	3,517
Marathon Petroleum	16	3,973
Occidental Petroleum	39	2,362
ONEOK	34	3,144
Phillips 66	22	3,941
SLB	83	4,721
Targa Resources	12	3,121
Texas Pacific Land	3	1,331
Valero Energy	17	4,294
Williams	67	5,113
		116,938
Financials — 12.3%
Aflac	24	2,728
Allstate	14	3,042
American Express	29	9,368
American International Group	27	2,020
Ameriprise Financial	5	2,374
Aon PLC, Cl A	11	3,428

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Apollo Global Management	25	$3,218
Arch Capital Group *	18	1,700
Ares Management, Cl A	10	1,174
Arthur J Gallagher	14	2,890
Assurant	3	709
Bank of America	354	18,925
Bank of New York Mellon	38	5,106
Berkshire Hathaway, Cl B *	99	46,886
Blackrock	8	8,525
Blackstone	40	5,023
Block, Cl A *	30	2,115
Brown & Brown	16	962
Capital One Financial	33	6,313
CBOE Global Markets	6	1,801
Charles Schwab	91	8,339
Chubb	20	6,540
Cincinnati Financial	8	1,309
Citigroup	93	11,902
Citizens Financial Group	23	1,496
CME Group, Cl A	19	5,469
Coinbase Global, Cl A *	12	2,253
Corpay *	4	1,226
Erie Indemnity, Cl A	1	219
Everest Group	2	713
FactSet Research Systems	2	455
Fidelity National Information Services	28	1,303
Fifth Third Bancorp	48	2,436
Fiserv *	29	1,817
Franklin Resources	16	480
Global Payments	13	935
Globe Life	4	617
Goldman Sachs Group	16	14,780
Hartford Financial Services Group	15	2,052
Huntington Bancshares	85	1,425
Interactive Brokers Group, Cl A	24	1,908
Intercontinental Exchange	31	4,901
Invesco	24	629
Jack Henry & Associates	4	615
JPMorgan Chase	145	45,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KeyCorp	50	$1,105
KKR	37	3,861
Loews	9	1,013
M&T Bank	8	1,749
Marsh & McLennan	27	4,528
Mastercard, Cl A	44	22,128
MetLife	30	2,403
Moody’s	8	3,695
Morgan Stanley	64	12,198
MSCI, Cl A	4	2,366
Nasdaq	25	2,298
Northern Trust	11	1,830
PayPal Holdings	51	2,557
PNC Financial Services Group	21	4,683
Principal Financial Group	11	1,110
Progressive	32	6,441
Prudential Financial	19	1,864
Raymond James Financial	10	1,583
Regions Financial	47	1,342
Robinhood Markets, Cl A *	43	3,134
S&P Global	16	6,900
State Street	15	2,293
Synchrony Financial	20	1,524
T Rowe Price Group	12	1,235
Travelers	12	3,662
Truist Financial	70	3,605
US Bancorp	85	4,816
Visa, Cl A	90	29,686
W R Berkley	16	1,069
Wells Fargo	165	13,568
Willis Towers Watson PLC	5	1,281
		399,071
Health Care — 8.6%
Abbott Laboratories	92	8,353
AbbVie	94	19,864
Agilent Technologies	14	1,618
Align Technology *	3	528
Amgen	29	10,041

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Baxter International	27	$475
Becton Dickinson	16	2,385
Biogen *	8	1,514
Bio-Techne	8	443
Boston Scientific *	81	4,666
Bristol-Myers Squibb	111	6,725
Cardinal Health	13	2,507
Cencora	10	3,080
Centene *	26	1,396
Charles River Laboratories International *	2	334
Cigna Group	14	4,068
Cooper *	12	755
CVS Health	69	5,747
Danaher	34	6,084
DaVita *	1	155
Dexcom *	21	1,251
Edwards Lifesciences *	32	2,672
Elevance Health	12	4,517
Eli Lilly	43	40,188
GE HealthCare Technologies	25	1,521
Gilead Sciences	66	8,635
HCA Healthcare	8	3,476
Henry Schein *	6	448
Humana	7	1,655
IDEXX Laboratories *	4	2,243
Incyte *	9	857
Insulet *	4	689
Intuitive Surgical *	19	8,695
IQVIA Holdings *	10	1,584
Johnson & Johnson	129	29,651
Labcorp Holdings	5	1,284
McKesson	7	5,706
Medtronic PLC	70	5,668
Merck	132	14,412
Mettler-Toledo International *	1	1,277
Moderna *	19	873
Pfizer	311	8,304
Quest Diagnostics	7	1,359
Regeneron Pharmaceuticals	5	3,535

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
ResMed	8	$1,710
Revvity	6	520
Solventum *	9	606
STERIS PLC	5	1,084
Stryker	18	5,672
Thermo Fisher Scientific	20	9,579
UnitedHealth Group	48	17,783
Universal Health Services, Cl B	3	505
Vertex Pharmaceuticals *	13	5,556
Viatris	57	852
Waters *	5	1,546
West Pharmaceutical Services	4	1,190
Zimmer Biomet Holdings	11	907
Zoetis, Cl A	22	2,529
		281,277
Industrials — 9.0%
3M	29	4,249
A O Smith	4	247
Allegion PLC	4	550
AMETEK	13	3,062
Automatic Data Processing	22	4,663
Axon Enterprise *	4	1,607
Boeing *	43	9,848
Broadridge Financial Solutions	6	924
Builders FirstSource *	6	475
Carrier Global	43	2,888
Caterpillar	25	22,253
CH Robinson Worldwide	7	1,273
Cintas	19	3,319
Comfort Systems USA	2	3,681
Copart *	48	1,589
CSX	102	4,634
Cummins	7	4,697
Deere	13	7,668
Delta Air Lines	35	2,380
Dover	7	1,585
Eaton PLC	21	9,093
EMCOR Group	2	1,783

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Emerson Electric	31	$4,354
Equifax	7	1,218
Expeditors International of Washington	8	1,183
Fastenal	63	2,831
FedEx	12	4,840
Fortive	18	1,076
GE Aerospace	56	16,236
GE Vernova	14	15,168
Generac Holdings *	4	1,037
General Dynamics	14	4,820
Honeywell International	34	7,287
Howmet Aerospace	22	5,347
Hubbell, Cl B	3	1,525
Huntington Ingalls Industries	2	729
IDEX	5	1,089
Illinois Tool Works	14	3,612
Ingersoll Rand	20	1,597
Jacobs Solutions	7	906
JB Hunt Transport Services	4	1,006
Johnson Controls International PLC	33	4,819
L3Harris Technologies	10	3,206
Leidos Holdings	7	1,045
Lennox International	2	1,070
Lockheed Martin	11	5,698
Masco	11	790
Nordson	3	865
Norfolk Southern	12	3,790
Northrop Grumman	7	4,056
Old Dominion Freight Line	10	2,124
Otis Worldwide	21	1,635
PACCAR	29	3,445
Parker-Hannifin	7	6,366
Paychex	18	1,667
Pentair PLC	9	726
Quanta Services	8	5,822
Republic Services, Cl A	11	2,301
Rockwell Automation	6	2,453
Rollins	16	892
RTX	73	12,853

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Snap-On	3	$1,150
Southwest Airlines	29	1,100
Stanley Black & Decker	8	625
Textron	9	864
Trane Technologies PLC	12	5,910
TransDigm Group	3	3,480
Uber Technologies *	109	8,132
Union Pacific	32	8,623
United Airlines Holdings *	18	1,620
United Parcel Service, Cl B	40	4,352
United Rentals	3	2,880
Veralto	13	1,147
Verisk Analytics, Cl A	8	1,476
Vertiv Holdings, Cl A	20	6,570
Waste Management	20	4,651
Westinghouse Air Brake Technologies	9	2,429
WW Grainger	2	2,323
Xylem	13	1,536
		292,820
Information Technology — 35.5%
Accenture PLC, Cl A	34	6,076
Adobe *	22	5,414
Advanced Micro Devices *	87	30,841
Akamai Technologies *	8	824
Amphenol, Cl A	67	9,867
Analog Devices	26	10,459
Apple	789	214,095
Applied Materials	43	16,963
AppLovin, Cl A *	15	6,695
Arista Networks *	56	9,672
Autodesk *	11	2,607
Broadcom	255	106,445
Cadence Design Systems *	15	4,944
CDW	7	958
Ciena *	8	4,221
Cisco Systems	211	19,307
Cognizant Technology Solutions, Cl A	26	1,375
Coherent *	10	3,197

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Corning	43	$7,062
Crowdstrike Holdings, Cl A *	13	5,795
Datadog, Cl A *	18	2,379
Dell Technologies, Cl C	16	3,343
EPAM Systems *	3	341
F5 *	3	972
Fair Isaac *	1	1,025
First Solar *	6	1,211
Fortinet *	34	2,867
Gartner *	4	594
Gen Digital	30	579
GoDaddy, Cl A *	8	694
Hewlett Packard Enterprise	72	2,071
HP	51	1,064
Intel *	245	23,148
International Business Machines	50	11,549
Intuit	15	5,828
Jabil	6	2,025
Keysight Technologies *	9	3,149
KLA	7	12,252
Lam Research	67	17,277
Lumentum Holdings *	4	3,609
Microchip Technology	29	2,694
Micron Technology	60	31,030
Microsoft	399	162,704
Monolithic Power Systems	3	4,843
Motorola Solutions	9	3,951
NetApp	11	1,219
NVIDIA	1,305	260,439
ON Semiconductor *	22	2,218
Oracle	92	14,848
Palantir Technologies, Cl A *	122	16,971
Palo Alto Networks *	44	7,890
PTC *	7	954
QNITY Electronics	11	1,547
QUALCOMM	57	10,236
Roper Technologies	6	2,129
Salesforce	50	8,827
SANDISK *	8	8,772

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology Holdings	12	$8,084
ServiceNow *	57	5,034
Skyworks Solutions	8	561
Super Micro Computer *	27	740
Synopsys *	10	4,826
Teledyne Technologies *	2	1,292
Teradyne	8	2,748
Texas Instruments	48	13,492
Trimble *	13	875
Tyler Technologies *	2	682
VeriSign	5	1,343
Western Digital	18	7,821
Workday, Cl A *	12	1,469
Zebra Technologies, Cl A *	3	679
		1,153,712
Materials — 2.0%
Air Products & Chemicals	12	3,601
Albemarle	7	1,377
Amcor PLC	20	761
Avery Dennison	5	820
Ball	12	733
CF Industries Holdings	8	994
Corteva	37	2,997
CRH PLC	37	4,382
Dow	38	1,539
DuPont de Nemours	23	1,050
Ecolab	14	3,648
Freeport-McMoRan	78	4,507
International Flavors & Fragrances	15	1,053
International Paper	29	882
Linde PLC	25	12,529
LyondellBasell Industries, Cl A	15	1,119
Martin Marietta Materials	3	1,857
Mosaic	17	396
Newmont	60	6,665
Nucor	12	2,703
Packaging Corp of America	5	1,067
PPG Industries	12	1,302

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	12	$3,859
Smurfit WestRock PLC	28	1,075
Steel Dynamics	8	1,829
Vulcan Materials	7	2,112
		64,857
Real Estate — 2.0%
Alexandria Real Estate Equities ‡	11	446
American Tower ‡	26	4,750
AvalonBay Communities ‡	8	1,464
BXP ‡	8	468
Camden Property Trust ‡	6	630
CBRE Group, Cl A *	16	2,284
CoStar Group *	23	796
Crown Castle ‡	24	2,131
Digital Realty Trust ‡	18	3,617
Equinix ‡	5	5,414
Equity Residential ‡	19	1,242
Essex Property Trust ‡	4	1,053
Extra Space Storage ‡	12	1,720
Federal Realty Investment Trust ‡	4	444
Healthpeak Properties ‡	37	598
Host Hotels & Resorts ‡	34	718
Invitation Homes ‡	30	863
Iron Mountain ‡	16	2,016
Kimco Realty ‡	36	851
Mid-America Apartment Communities ‡	6	775
ProLogis ‡	51	7,243
Public Storage ‡	9	2,722
Realty Income ‡	50	3,212
Regency Centers ‡	9	701
SBA Communications, Cl A ‡	6	1,327
Simon Property Group ‡	18	3,667
UDR ‡	16	581
Ventas ‡	27	2,372
VICI Properties, Cl A ‡	58	1,694
Welltower ‡	38	8,259
Weyerhaeuser ‡	39	956
		65,014

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.4%
AES	47	$679
Alliant Energy	14	1,028
Ameren	14	1,591
American Electric Power	28	3,839
American Water Works	11	1,413
Atmos Energy	9	1,710
CenterPoint Energy	35	1,528
CMS Energy	16	1,228
Consolidated Edison	20	2,230
Constellation Energy	17	5,321
Dominion Energy	47	3,031
DTE Energy	11	1,669
Duke Energy	42	5,441
Edison International	21	1,459
Entergy	24	2,830
Evergy	13	1,077
Eversource Energy	20	1,414
Exelon	55	2,529
FirstEnergy	28	1,331
NextEra Energy	111	10,865
NiSource	26	1,255
NRG Energy	11	1,711
PG&E	119	1,978
Pinnacle West Capital	6	622
PPL	40	1,498
Public Service Enterprise Group	27	2,205
Sempra	36	3,424
Southern	60	5,802
Vistra	17	2,683
WEC Energy Group	18	2,123
Xcel Energy	32	2,654
		78,168
TOTAL UNITED STATES		3,312,061
TOTAL COMMON STOCK (Cost $2,653,804)		3,319,558

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 0.3% (Cost $71,730)	$7,658
TOTAL INVESTMENTS — 102.4% (Cost $2,725,534)	$3,327,216

WRITTEN OPTIONS — (2.4)%
(Premiums Received $(12,670))	$(79,038)

Percentages are based on Net Assets of $3,250,343.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index	6	$432,540	$720.90	6/20/2026	$978
S&P 500 Index	4	2,883,604	7,209.01	6/20/2026	6,680

Total Purchased Options		$3,316,144			$7,658
WRITTEN OPTIONS — (2.4)%
Call Options
Mini-SPX Index	(6)	$(432,540)	$720.90	6/20/2026	$(10,638)
S&P 500 Index	(4)	(2,883,604)	7,209.01	6/20/2026	(68,400)

Total Written Options		$(3,316,144)			$(79,038)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,319,558.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,319,558	$—	$—	$3,319,558
Purchased Options	7,658	—	—	7,658
Total Investments in Securities	$3,327,216	$—	$—	$3,327,216

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(79,038)	$—	$—	$(79,038)
Total Other Financial Instruments	$(79,038)	$—	$—	$(79,038)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 13.0%
Materials — 13.0%
IGO *	80,605	$430,575
Lynas Rare Earths *	112,632	1,539,366
PLS Group *	423,741	1,833,981
Rio Tinto PLC	18,311	1,828,313

TOTAL AUSTRALIA		5,632,235
CANADA — 3.4%
Materials — 3.4%
HudBay Minerals	51,860	1,197,150
Lithium Americas *	43,812	251,072

TOTAL CANADA		1,448,222
CHILE — 3.9%
Materials — 3.9%
Antofagasta PLC	35,169	1,696,276

CHINA — 32.2%
Industrials — 12.4%
Eve Energy, Cl A	155,900	1,656,353
Fangda Carbon New Material, Cl A	353,800	293,092
GEM, Cl A	622,600	832,885
Guizhou Zhenhua E-chem, Cl A *	60,047	145,188
Minmetals New Energy Materia, Cl A *	132,347	209,203
XTC New Energy Materials Xiamen, Cl A	34,246	413,768
Zhejiang Huayou Cobalt, Cl A	184,630	1,799,456
		5,349,945
Materials — 19.8%
China Northern Rare Earth Group High-Tech, Cl A	228,400	1,773,085
China Rare Earth Resources And Technology, Cl A *	97,200	774,487
Jiangxi Black Cat Carbon Black, Cl A *	87,200	121,374
MMG *	537,020	569,668
Nanjing Hanrui Cobalt, Cl A	42,100	296,878
Shenghe Resources Holding, Cl A	235,700	897,974
Sinofibers Technology, Cl A	40,600	220,103

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sinomine Resource Group, Cl A	98,100	$1,303,578
Weihai Guangwei Composites, Cl A	113,060	546,076
Western Mining, Cl A	204,900	887,395
Xiangtan Electrochemical Scientific, Cl A	57,900	129,404
Youngy, Cl A	26,400	422,023
Yunnan Chihong Zinc&Germanium, Cl A	401,900	528,231
Zhongfu Shenying Carbon Fiber, Cl A *	13,849	115,842
		8,586,118
TOTAL CHINA		13,936,063
FRANCE — 0.7%
Industrials — 0.4%
Mersen	4,321	161,794

Materials — 0.3%
Eramet	2,061	141,433

TOTAL FRANCE		303,227
INDONESIA — 0.5%
Materials — 0.5%
Nickel Industries *	272,525	202,789

JAPAN — 4.3%
Industrials — 0.3%
Nippon Carbon	4,083	124,805

Materials — 4.0%
Sumitomo Metal Mining	25,904	1,557,662
Tokai Carbon	27,703	197,822
		1,755,484
TOTAL JAPAN		1,880,289
MEXICO — 7.8%
Materials — 7.8%
Grupo Mexico, Cl B	154,305	1,684,737
Southern Copper	9,747	1,673,462

TOTAL MEXICO		3,358,199

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 16.9%
Materials — 16.9%
African Rainbow Minerals	12,201	$162,887
Anglo American PLC	39,380	1,919,181
Impala Platinum Holdings	110,166	1,532,165
Northam Platinum Holdings	49,588	950,189
Sibanye Stillwater	383,887	1,141,776
Sylvania Platinum	99,238	132,152
Valterra Platinum Limited	18,645	1,490,484

TOTAL SOUTH AFRICA		7,328,834
SWEDEN — 3.0%
Materials — 3.0%
Boliden	24,848	1,289,413

UNITED STATES — 14.3%
Industrials — 2.6%
GrafTech International *	21,052	178,942
Hexcel	10,218	959,164
		1,138,106
Materials — 11.7%
Albemarle	9,802	1,928,053
American Battery Technology *	39,574	133,760
Freeport-McMoRan	29,309	1,693,474
MP Materials *	19,486	1,286,856
		5,042,143
TOTAL UNITED STATES		6,180,249
TOTAL COMMON STOCK (Cost $39,522,652)		43,255,796
TOTAL INVESTMENTS — 100.0% (Cost $39,522,652)		$43,255,796

Percentages are based on Net Assets of $43,262,327.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA — 0.0%
Health Care — 0.0%
Benitec Biopharma *	8,435	$101,642

AUSTRIA — 0.0%
Materials — 0.0%
Critical Metals *	25,280	321,814

BAHAMAS — 0.1%
Consumer Discretionary — 0.1%
OneSpaWorld Holdings	43,277	1,067,211

BELGIUM — 0.0%
Materials — 0.0%
Titan America SA (A)	10,704	176,509

BERMUDA — 0.1%
Energy — 0.0%
Teekay	23,045	307,881

Financials — 0.1%
Bank of NT Butterfield & Son	18,055	1,001,150
Hamilton Insurance Group, Cl B	19,105	626,071
Kestrel Group *	1,223	11,887
		1,639,108
Industrials — 0.0%
Himalaya Shipping	12,337	168,277

TOTAL BERMUDA		2,115,266
BRAZIL — 0.1%
Financials — 0.1%
Pagseguro Digital, Cl A	77,687	778,424
StoneCo, Cl A	108,887	1,195,579
		1,974,003

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
VTEX, Cl A *	23,382	$87,916

TOTAL BRAZIL		2,061,919
CAMEROON — 0.2%
Energy — 0.2%
Golar LNG	42,322	2,327,287

CANADA — 1.2%
Consumer Staples — 0.0%
SunOpta *	41,470	268,725

Energy — 0.1%
Encore Energy *	81,060	158,878
Kolibri Global Energy *	12,906	74,080
Teekay Tankers, Cl A	10,407	817,470
		1,050,428
Financials — 0.0%
Kingsway Financial Services *	9,281	99,863

Health Care — 0.2%
Aurinia Pharmaceuticals *	51,735	795,943
Bright Minds Biosciences *	3,044	267,720
Fennec Pharmaceuticals *	12,541	81,391
Tuhura Biosciences *(A)	18,628	41,727
Xenon Pharmaceuticals *	37,381	2,094,831
		3,281,612
Industrials — 0.0%
Brookfield Business, Cl A	9,951	339,329

Information Technology — 0.5%
D-Wave Quantum *	158,510	3,214,583
Hut 8 *	42,573	3,226,182
		6,440,765
Materials — 0.3%
Novagold Resources *	121,715	981,023

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
SSR Mining *	88,236	$2,542,079
US Goldmining *	974	12,964
Vox Royalty	26,150	134,411
		3,670,477
Real Estate — 0.0%
Real Brokerage *	61,227	128,577

Utilities — 0.1%
Brookfield Infrastructure, Cl A	52,159	1,929,883

TOTAL CANADA		17,209,659
CAYMAN ISLANDS — 0.1%
Financials — 0.1%
Patria Investments, Cl A	28,675	370,194
Webull *	120,170	820,761

TOTAL CAYMAN ISLANDS		1,190,955
CHINA — 0.0%
Information Technology — 0.0%
Chaince Digital Holdings *	16,584	90,217
indie Semiconductor, Cl A *(A)	87,165	393,114

TOTAL CHINA		483,331
COSTA RICA — 0.0%
Real Estate — 0.0%
Logistic Properties of The Americas *	1,416	5,055

GERMANY — 0.0%
Materials — 0.0%
Orion	24,498	184,225

GHANA — 0.0%
Energy — 0.0%
Kosmos Energy *	205,581	633,189

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global PLC *	2,404	$24,040

GUERNSEY — 0.1%
Consumer Discretionary — 0.1%
Super Group SGHC	68,946	893,540

IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	14,977	265,393

Health Care — 0.0%
Prothena PLC *	19,314	213,613

Industrials — 0.1%
Cimpress PLC *	7,331	648,500

TOTAL IRELAND		1,127,506
ISLE OF MAN — 0.0%
Materials — 0.0%
Lifezone Metals *	12,481	68,396

ISRAEL — 0.0%
Communication Services — 0.0%
Nexxen International *	13,429	98,569

Health Care — 0.0%
MediWound *	4,324	71,346
Nano-X Imaging *	28,191	48,206
		119,552
TOTAL ISRAEL		218,121
ITALY — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna	26,801	324,828

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	8,269	$31,836

MEXICO — 0.1%
Energy — 0.1%
Borr Drilling	123,714	745,995

MONACO — 0.2%
Energy — 0.1%
Scorpio Tankers	19,567	1,591,384

Industrials — 0.1%
Costamare	19,164	318,506
Costamare Bulkers Holding *	3,794	65,560
Safe Bulkers	22,618	152,445
		536,511
TOTAL MONACO		2,127,895
NORWAY — 0.2%
Energy — 0.2%
FLEX LNG	13,578	440,334
Seadrill *	27,214	1,352,264
SFL, Cl B	52,579	606,236
		2,398,834

Industrials — 0.0%
T1 Energy *	88,138	423,062

TOTAL NORWAY		2,821,896
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior	12,228	653,342

PUERTO RICO — 0.3%
Communication Services — 0.1%
Liberty Latin America, Cl A *	12,802	103,952

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Liberty Latin America, Cl C *	60,094	$499,381
		603,333

Financials — 0.2%
EVERTEC	27,907	824,094
First BanCorp	67,851	1,647,422
OFG Bancorp	18,714	860,096
		3,331,612
TOTAL PUERTO RICO		3,934,945
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	13,667	182,728

Information Technology — 0.1%
Kulicke & Soffa Industries	22,056	1,885,788

TOTAL SINGAPORE		2,068,516
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining PLC	7,194	164,743

SOUTH KOREA — 0.0%
Communication Services — 0.0%
Webtoon Entertainment *	7,891	96,586

SWEDEN — 0.1%
Financials — 0.1%
SiriusPoint *	44,377	1,038,866

SWITZERLAND — 0.3%
Consumer Discretionary — 0.1%
Garrett Motion	76,993	1,971,791

Health Care — 0.2%
ADC Therapeutics *	44,238	167,220

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CRISPR Therapeutics *	39,589	$2,072,088
		2,239,308
Industrials — 0.0%
Aebi Schmidt	16,447	191,114

TOTAL SWITZERLAND		4,402,213
THAILAND — 0.8%
Energy — 0.0%
BKV *	11,010	347,145

Information Technology — 0.8%
Fabrinet *	15,659	10,702,457

TOTAL THAILAND		11,049,602
UNITED KINGDOM — 0.2%
Consumer Discretionary — 0.1%
Genius Sports *	94,867	413,620

Financials — 0.1%
Fidelis Insurance Holdings	23,834	503,612
Marex Group PLC	23,890	1,274,532
		1,778,144
Industrials — 0.0%
Luxfer Holdings PLC	11,749	176,823

TOTAL UNITED KINGDOM		2,368,587
UNITED STATES — 95.2%
Communication Services — 2.5%
Advantage Solutions *	1,763	60,418
Altice USA, Cl A *	115,086	181,836
AMC Entertainment Holdings, Cl A *(A)	223,982	340,453
AMC Networks, Cl A *	13,376	113,562
Angi, Cl A *	15,183	111,443
Anterix *	4,853	234,497
Arena Group Holdings *	5,909	14,891
Atlanta Braves Holdings, Cl A *	3,008	159,183

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Atlanta Braves Holdings, Cl C *	20,026	$989,485
ATN International	4,336	121,104
Bandwidth, Cl A *	11,997	441,610
Boston Omaha, Cl A *	9,458	113,685
Bumble, Cl A *	31,134	129,206
Cable One *	2,201	201,369
Cargurus, Cl A *	34,220	1,247,661
Cars.com *	22,729	249,792
Cinemark Holdings	46,038	1,359,042
Cogent Communications Holdings	21,140	478,821
CuriosityStream	17,909	56,413
EchoStar, Cl A *(A)	58,780	7,238,169
Emerald Holding	6,172	28,823
Entravision Communications, Cl A	27,319	102,993
EverQuote, Cl A *	12,496	180,192
EW Scripps, Cl A *	27,887	133,579
fuboTV, Cl A *(A)	12,262	151,068
Gaia, Cl A *	7,279	22,783
Getty Images Holdings *(A)	34,502	26,567
Globalstar *	21,710	1,786,733
Gogo *	34,352	143,591
Gray Television	38,734	218,460
Ibotta, Cl A *	4,778	168,186
IDT, Cl B	7,079	355,012
iHeartMedia, Cl A *	53,534	319,598
IMAX *	19,032	723,597
John Wiley & Sons, Cl A	17,424	713,164
Lionsgate Studios Corp. *	88,676	1,103,129
Lumen Technologies *	413,150	3,652,246
Madison Square Garden Entertainment, Cl A *	17,197	1,150,823
Magnite *	61,658	790,147
Marcus	9,839	173,363
MediaAlpha, Cl A *	14,944	127,173
Meridian Holdings *	794	7,853
National CineMedia	28,919	98,035
Newsmax Inc, Cl B *	20,866	131,456
Nextdoor Holdings *	96,132	153,811
Playstudios *	40,332	16,742
Playtika Holding	24,698	90,271

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
PubMatic, Cl A *	16,490	$161,272
QuinStreet *	23,703	302,450
Reservoir Media *	8,920	89,735
Rumble *(A)	46,256	348,308
Scholastic (A)	8,933	360,536
Shenandoah Telecommunications	21,988	345,871
Shutterstock	10,736	173,601
Sinclair	16,725	260,074
Sphere Entertainment *	11,765	1,675,924
Spok Holdings	8,927	95,430
Stagwell, Cl A *	47,221	296,076
Starz Entertainment Corp *	5,035	92,342
Teads Holding *	16,301	14,234
Techtarget *	12,624	72,462
Telephone and Data Systems	43,094	1,941,816
Thryv Holdings *	14,014	50,170
Travelzoo *	2,901	28,401
TripAdvisor *	49,586	551,892
Uniti Group *	72,408	856,587
USA Today Co *	61,040	441,319
Vivid Seats, Cl A *(A)	2,545	17,052
Yelp, Cl A *	25,556	705,346
Ziff Davis *	16,976	776,822
ZipRecruiter, Cl A *	27,532	80,393
		36,150,148
Consumer Discretionary — 7.7%
1-800-Flowers.com, Cl A *	9,846	34,855
Abercrombie & Fitch, Cl A *	19,669	1,678,749
Academy Sports & Outdoors	28,755	1,576,924
Accel Entertainment, Cl A *	21,766	271,857
Acushnet Holdings	11,963	1,158,258
Adient PLC *	34,057	716,900
Adtalem Global Education *	14,797	1,704,910
Advance Auto Parts	26,008	1,547,736
A-Mark Precious Metals	8,246	372,637
American Eagle Outfitters	69,128	1,204,210
American Outdoor Brands *	5,585	52,555
American Public Education *	7,522	437,404

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
America’s Car-Mart *	3,119	$38,083
Arhaus, Cl A	22,523	166,670
Arko	30,900	203,940
Asbury Automotive Group *	8,450	1,721,180
Bally’s Corporation *	4,196	55,891
BARK *	2,055	19,399
Barnes & Noble Education *	7,018	69,197
Bassett Furniture Industries	3,544	51,672
Beazer Homes USA *	11,972	258,475
Bed Bath & Beyond *	30,141	147,691
Biglari Holdings, Cl B *	315	97,414
BJ’s Restaurants *	8,301	318,758
Black Rock Coffee Bar, Cl A *	7,225	88,723
Bloomin’ Brands	36,381	221,924
Boot Barn Holdings *	13,350	2,288,857
Brightstar Lottary PLC	45,467	596,982
Brinker International *	18,812	2,863,939
Buckle	13,713	762,580
Build-A-Bear Workshop, Cl A	5,308	196,078
Caleres	14,528	190,317
Camping World Holdings, Cl A	26,515	217,158
Capri Holdings *	50,958	994,191
Carriage Services, Cl A	6,132	301,081
Carter’s	15,413	556,718
Cavco Industries *	3,332	1,689,324
Century Communities	11,091	621,318
Champion Homes *	24,300	1,852,389
Cheesecake Factory	20,046	1,260,292
Citi Trends *	2,027	98,735
Clarus	12,958	33,756
Cooper-Standard Holdings *	7,291	219,240
Coursera *	61,879	368,180
Cracker Barrel Old Country Store (A)	9,669	302,833
Cricut, Cl A	21,172	91,251
Dana	49,064	1,788,383
Dauch *	99,011	565,353
Dave & Buster’s Entertainment *	11,968	134,879
Designer Brands, Cl A	14,823	111,172
Dine Brands Global	6,084	169,013

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Dorman Products *	11,974	$1,347,195
Dream Finders Homes, Cl A *	12,759	186,281
Driven Brands Holdings *	25,868	351,029
El Pollo Loco Holdings *	12,369	167,229
Envela *	3,044	53,605
Escalade	4,573	85,515
Ethan Allen Interiors	10,043	214,318
European Wax Center, Cl A *	12,804	74,263
EVgo, Cl A *	56,322	118,276
Faraday Future Intelligent Electric *	83,304	36,337
Figs, Cl A *	38,770	579,999
First Watch Restaurant Group *	25,974	340,779
Flexsteel Industries	1,585	87,650
Fox Factory Holding *	18,214	323,298
Frontdoor *	31,480	2,160,472
Funko, Cl A *	17,943	79,129
Genesco *	4,408	156,440
Gentherm *	13,067	393,317
GigaCloud Technology, Cl A *	10,385	462,029
G-III Apparel Group	15,758	491,492
Global Business Travel Group I *	56,609	331,729
Goodyear Tire & Rubber *	119,679	847,327
Graham Holdings, Cl B	1,396	1,567,024
Green Brick Partners *	13,568	915,026
Group 1 Automotive	5,079	1,812,543
Groupon, Cl A *	11,280	160,289
Hamilton Beach Brands Holding, Cl A	3,241	67,445
Haverty Furniture	6,032	133,548
Helen of Troy *	9,889	228,930
Hilton Grand Vacations *	26,372	1,238,693
Holley *	33,682	111,151
Hovnanian Enterprises, Cl A *	2,047	230,165
Inspired Entertainment *	11,032	77,445
Installed Building Products	10,019	2,890,982
J Jill	3,283	41,825
Jack in the Box	7,715	97,209
JAKKS Pacific	3,904	84,951
Johnson Outdoors, Cl A	2,556	134,522
KB Home	26,738	1,416,847

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
KinderCare Learning *	13,892	$54,596
Kohl’s	47,226	669,192
Kontoor Brands	23,899	1,753,231
Krispy Kreme (A)	33,970	133,842
Kura Sushi USA, Cl A *	2,950	162,456
Lakeland Industries	3,707	37,700
Lands’ End *	4,060	45,837
Latham Group *	21,693	131,676
Laureate Education, Cl A *	55,070	1,657,332
La-Z-Boy, Cl Z	17,968	624,208
LCI Industries	10,250	1,222,005
Legacy Housing *	3,683	80,105
Leggett & Platt	57,816	628,460
LGI Homes *	8,863	434,021
Life Time Group Holdings *	65,513	1,756,404
Lincoln Educational Services *	12,820	527,415
Lindblad Expeditions Holdings *	16,522	306,153
Livewire Group *	5,001	9,102
Lovesac *	5,912	93,469
M/I Homes *	11,284	1,483,733
Malibu Boats, Cl A *	8,018	205,261
Marine Products	3,978	31,506
MarineMax *	8,387	241,042
Marriott Vacations Worldwide	12,093	870,817
MasterCraft Boat Holdings *	7,011	163,707
Matthews International, Cl A	12,923	368,822
McGraw Hill Inc *	12,531	151,500
Meritage Homes	29,260	1,970,368
Mister Car Wash *	42,966	304,199
Monarch Casino & Resort	5,544	658,017
Monro	12,262	215,321
Motorcar Parts of America *	5,903	66,232
Movado Group	6,704	182,617
Nathan’s Famous	1,268	127,282
National Vision Holdings *	33,721	783,002
Navan, Cl A *	16,244	284,108
Nerdy *	26,066	23,308
OneWater Marine, Cl A *	5,108	47,964
Outdoor Holding *	45,884	93,144

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Oxford Industries	6,103	$261,452
Papa John’s International	14,166	512,668
Patrick Industries	14,056	1,307,208
Peloton Interactive, Cl A *	171,705	935,792
Perdoceo Education	27,877	946,145
Petco Health & Wellness, Cl A *	37,664	106,966
Phinia	16,476	1,188,743
Phoenix Education Partners	2,127	59,599
Polaris	23,088	1,530,042
Portillo’s, Cl A *	29,379	183,619
Pursuit Attractions and Hospitality *	9,201	387,178
RCI Hospitality Holdings	3,167	79,238
RealReal *	46,210	549,437
Red Rock Resorts, Cl A	21,186	1,143,197
Revolve Group, Cl A *	17,587	447,589
Rocky Brands	3,094	113,457
Rush Street Interactive *	39,659	1,114,418
Sabre *	160,708	294,096
Sally Beauty Holdings *	42,938	608,861
Savers Value Village *	16,854	142,416
Serve Robotics *(A)	27,733	261,522
Shake Shack, Cl A *	16,845	1,725,939
Shoe Carnival	7,984	147,864
Signet Jewelers	17,179	1,529,446
Six Flags Entertainment *	41,575	780,778
Sleep Number *	8,290	24,953
Smith & Wesson Brands	19,224	298,741
Solid Power *	76,395	263,563
Sonic Automotive, Cl A	6,484	510,615
Sonos *	51,824	768,550
Standard Motor Products	9,161	342,347
Steven Madden	31,097	1,168,003
Stitch Fix, Cl A *	48,476	176,453
Strategic Education	9,918	777,571
Strattec Security *	1,792	134,866
Stride *	18,122	1,760,734
Sturm Ruger	6,019	261,104
Superior Group	4,926	55,565
Sweetgreen, Cl A *	44,886	308,816

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Target Hospitality *	14,089	$204,854
Taylor Morrison Home, Cl A *	41,611	2,527,452
ThredUp, Cl A *	43,626	187,156
Topgolf Callaway Brands *	57,193	875,053
Torrid Holdings *	15,344	26,392
Traeger *	293	12,212
Tri Pointe Homes *	36,752	1,723,301
Udemy *	40,901	193,871
United Parks & Resorts *	11,768	414,822
Universal Technical Institute *	20,418	766,288
Upbound Group, Cl A	22,782	450,172
Urban Outfitters *	28,276	1,988,934
Victoria’s Secret *	29,992	1,554,485
Visteon	11,915	1,331,025
Warby Parker, Cl A *	43,026	951,735
Weyco Group	2,688	88,677
Winmark	1,290	490,832
Winnebago Industries	11,821	385,483
Wolverine World Wide	35,328	601,283
XPEL *	11,018	524,677
Xponential Fitness, Cl A *	12,101	79,625
Zumiez *	5,692	139,852
		109,913,221
Consumer Staples — 1.7%
Alico	2,425	100,904
Andersons	14,013	1,100,581
B&G Foods (A)	34,304	190,044
Beauty Health *	50,293	42,835
Beyond Meat *(A)	181,871	178,979
BRC, Cl A *(A)	40,642	43,893
Calavo Growers	7,251	204,188
Cal-Maine Foods	18,860	1,457,124
Central Garden & Pet *	3,601	133,309
Central Garden & Pet, Cl A *	21,502	721,607
Chefs’ Warehouse *	15,812	1,227,011
Dole PLC	29,103	441,784
Edgewell Personal Care	19,501	439,748
Energizer Holdings	27,137	531,342

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
FitLife Brands *	1,785	$16,511
Fresh Del Monte Produce	14,391	602,839
Grocery Outlet Holding *	41,086	324,990
Hain Celestial Group *	40,947	26,747
Herbalife *	44,299	735,363
HF Foods Group *	18,233	35,190
Honest *	41,078	143,773
Ingles Markets, Cl A	6,336	579,554
Inter Parfums	7,953	725,473
Ispire Technology *	8,511	11,745
J & J Snack Foods	6,559	578,897
John B Sanfilippo & Son	3,332	272,524
Lifevantage (A)	4,814	24,311
Lifeway Foods *	2,218	59,531
Limoneira	7,251	92,305
Mama’s Creations *	15,910	225,763
Medifast *	4,682	50,893
MGP Ingredients	6,153	122,691
Mission Produce *	18,496	256,355
National Beverage *	10,392	355,614
Natural Grocers by Vitamin Cottage	5,650	163,624
Nature’s Sunshine Products *	7,250	196,910
Niagen Bioscience *	23,310	110,256
Nu Skin Enterprises, Cl A	20,906	152,614
Oil-Dri Corp of America	4,327	315,655
Olaplex Holdings *	61,849	125,553
PriceSmart	11,195	1,756,719
Seneca Foods, Cl A *	1,989	278,182
Simply Good Foods *	37,326	499,049
Spectrum Brands Holdings	9,874	815,592
The Marzetti Company	8,686	1,131,612
Tootsie Roll Industries	8,097	341,855
Turning Point Brands	7,966	642,697
United Natural Foods *	25,949	1,297,969
Universal	10,486	561,840
USANA Health Sciences *	4,685	89,249
Utz Brands	31,929	254,155
Village Super Market, Cl A	4,032	173,739
Vita Coco *	20,622	1,360,846

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Vital Farms *	15,058	$205,542
Waldencast PLC, Cl A *	19,032	16,938
WD-40	5,962	1,251,782
Weis Markets	5,912	414,904
Westrock Coffee *	15,850	93,357
Zevia PBC, Cl A *	24,446	31,291
		24,336,348
Energy — 5.6%
Archrock	74,836	2,899,895
Atlas Energy Solutions, Cl A	33,619	584,298
Bristow Group	12,344	606,461
Cactus, Cl A	29,693	1,654,494
California Resources	31,779	2,169,235
Calumet *	29,837	976,267
Centrus Energy, Cl A *(A)	7,278	1,535,367
Clean Energy Fuels *	76,541	176,044
CNX Resources *	59,703	2,323,044
Comstock Resources *	32,147	560,001
Core Laboratories	20,321	297,703
Core Natural Resources	22,078	1,981,280
Crescent Energy, Cl A	111,595	1,500,953
CVR Energy *	13,424	444,871
Delek US Holdings	25,526	1,189,256
DHT Holdings	58,564	1,082,263
Diversified Energy	27,342	455,244
DMC Global *	8,440	52,159
Dorian LPG	16,129	621,773
Empire Petroleum *	7,360	20,608
Energy Fuels *	101,838	2,203,774
Energy Services of America	5,188	88,196
Epsilon Energy	8,804	55,993
Evolution Petroleum	14,096	67,661
Excelerate Energy, Cl A	10,307	359,714
Expro Group Holdings *	35,524	646,892
Flowco Holdings Inc, Cl A	9,555	237,251
Forum Energy Technologies *	4,489	282,223
FutureFuel	11,525	57,395
Gevo *	101,822	194,480

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Granite Ridge Resources	23,779	$143,387
Green Plains *	29,819	518,254
Gulfport Energy *	6,912	1,330,837
Helix Energy Solutions Group *	60,286	623,960
Helmerich & Payne	42,914	1,732,867
HighPeak Energy (A)	9,843	66,736
Infinity Natural Resources Inc, Cl A *	6,769	110,267
Innovex International *	16,782	466,036
International Seaways	17,452	1,447,643
Kinetik Holdings, Cl A	20,212	1,021,515
Kodiak Gas Services	36,148	2,450,834
Liberty Energy, Cl A	68,425	2,312,081
Lightbridge *	12,662	165,239
Magnolia Oil & Gas, Cl A	78,456	2,372,509
Mammoth Energy Services *	11,706	33,479
Murphy Oil	58,581	2,446,343
Nabors Industries *	6,117	627,665
NACCO Industries, Cl A	1,804	86,917
National Energy Services Reunited *	29,174	727,600
Natural Gas Services Group	4,440	180,664
Navigator Holdings	12,441	271,214
New Fortress Energy, Cl A *(A)	78,422	54,252
NextDecade *(A)	75,968	594,829
Nextnrg *	15,641	5,792
Noble PLC	54,733	2,793,025
Nordic American Tankers	88,767	495,320
Northern Oil & Gas	41,539	1,128,199
Oceaneering International *	42,776	1,605,811
Oil States International *	24,397	280,078
OPAL Fuels, Cl A *	9,526	20,576
Par Pacific Holdings *	21,435	1,407,636
Patterson-UTI Energy	150,416	1,838,084
PBF Energy, Cl A	36,317	1,574,705
Peabody Energy	53,046	1,414,206
Prairie Operating *	12,514	15,017
PrimeEnergy Resources *	227	50,301
ProFrac Holding, Cl A *	12,512	94,341
ProPetro Holding *	42,574	729,293
Ranger Energy Services, Cl A	9,422	164,508

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
REX American Resources *	12,434	$603,049
Riley Exploration Permian	6,413	231,958
RPC	38,706	305,003
Sable Offshore *(A)	53,966	774,412
SandRidge Energy	13,700	213,035
SEACOR Marine Holdings *	9,430	71,668
Select Water Solutions, Cl A	40,981	685,612
SM Energy	108,017	3,351,768
Solaris Oilfield Infrastructure, Cl A	20,089	1,483,372
Summit Midstream *	3,738	118,308
Talos Energy *	55,021	875,934
TETRA Technologies *	55,001	523,610
Tidewater *	21,345	1,906,749
Transocean *	402,321	2,743,829
Uranium Energy *	206,672	3,077,346
VAALCO Energy	44,888	294,914
Valaris *	27,001	2,753,562
Verde Clean Fuels *	2,005	3,629
Vitesse Energy	12,762	239,415
W&T Offshore	43,663	183,821
World Kinect	23,484	633,363
XCF Global Inc, Cl A *(A)	15,685	6,272
		79,807,444
Financials — 15.7%
1st Source	8,028	590,299
Abacus Life	17,830	169,385
Acacia Research *	14,855	75,463
Acadian Asset Management	11,611	782,001
ACNB	4,422	224,151
ACRES Commercial Realty REIT ‡ *	2,630	55,467
Adamas Trust ‡	36,840	330,823
AG Mortgage Investment Trust ‡	12,782	100,850
Alerus Financial	10,169	273,953
AlTi Global *	18,785	66,499
Amalgamated Financial	9,919	405,489
Ambac Financial Group *	16,869	74,730
Amerant Bancorp, Cl A	15,844	363,937
American Coastal Insurance, Cl C	10,604	126,188

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Integrity Insurance	5,225	$102,410
Ameris Bancorp	28,335	2,415,559
AMERISAFE	8,257	250,187
Ames National	3,848	108,437
Angel Oak Mortgage REIT ‡	5,898	53,495
Apollo Commercial Real Estate Finance ‡	60,562	662,548
Arbor Realty Trust ‡	84,261	665,662
Ares Commercial Real Estate ‡	22,972	120,144
ARMOUR Residential REIT ‡	48,956	858,688
Arrow Financial	7,101	261,672
Artisan Partners Asset Management, Cl A	27,115	1,015,186
Associated Banc-Corp	72,137	2,031,378
Ategrity Specialty Holdings *	3,968	75,392
Atlantic Union Bankshares	61,826	2,327,749
Atlanticus Holdings *	2,289	181,769
Avidbank Holdings *	1,274	37,761
Axos Financial *	23,562	2,272,319
Bakkt, Cl A *	7,042	60,702
Baldwin Insurance Group, Cl A *	41,452	941,789
Banc of California	58,813	1,101,567
BancFirst	9,043	1,009,289
Bancorp *	18,068	1,081,008
Bank First	4,498	653,604
Bank of Hawaii	17,074	1,357,554
Bank of Marin Bancorp	6,468	165,839
Bank7	1,890	81,157
BankUnited	32,182	1,495,819
Bankwell Financial Group	2,948	152,471
Banner	14,608	977,421
Bar Harbor Bankshares	7,164	245,367
BayCom	4,558	136,649
BCB Bancorp	6,742	68,431
Beacon Financial	36,059	1,028,763
Better Home & Finance Holding, Cl A *	2,438	100,275
BGC Group, Cl A	157,154	1,764,839
Blackstone Mortgage Trust, Cl A ‡	68,897	1,308,354
Blue Ridge Bankshares	29,265	100,379
Bowhead Specialty Holdings *	7,703	183,177
Bread Financial Holdings	19,856	1,683,392

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bridgewater Bancshares *	9,174	$166,325
BrightSpire Capital ‡	55,886	324,139
Burford Capital	87,280	429,418
Burke & Herbert Financial Services	5,886	378,529
Business First Bancshares	13,677	374,476
BV Financial *	2,994	58,622
Byline Bancorp	13,401	430,842
C&F Financial	1,323	98,894
California Bancorp	9,788	182,938
Camden National	7,215	347,547
Cannae Holdings	18,155	245,274
Cantaloupe *	24,124	263,434
Capital Bancorp	4,969	156,474
Capital City Bank Group	5,972	275,727
Capitol Federal Financial	53,374	409,912
Carter Bankshares *	9,491	242,970
Cass Information Systems	5,005	236,686
Cathay General Bancorp	28,063	1,572,370
CB Financial Services	1,941	68,284
Central Pacific Financial	11,169	371,704
CF Bankshares	2,002	58,659
Chain Bridge Bancorp, Cl A *	915	34,001
Chemung Financial	1,843	122,394
Chicago Atlantic Real Estate Finance ‡	7,989	95,149
Chimera Investment ‡	35,451	487,451
ChoiceOne Financial Services	6,173	185,375
Citizens, Cl A *	19,589	105,781
Citizens & Northern	7,440	164,275
Citizens Community Bancorp	4,028	83,581
Citizens Financial Services	2,016	127,331
City Holding	6,058	744,892
Civista Bancshares	8,835	219,726
Claros Mortgage Trust ‡ *	40,060	105,758
CNB Financial	12,638	383,942
CNO Financial Group	40,856	1,816,049
Coastal Financial *	5,608	424,077
CoastalSouth Bancshares	3,982	101,740
Cohen & Steers	12,037	846,081
Colony Bankcorp	8,915	176,874

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Columbia Financial *	11,788	$226,683
Commercial Bancgroup	3,023	87,546
Community Financial System	22,898	1,450,817
Community Trust Bancorp	6,931	450,030
Community West Bancshares	9,933	235,611
Compass Diversified Holdings	29,153	344,297
ConnectOne Bancorp	20,622	602,575
Consumer Portfolio Services *	4,172	37,882
Crawford, Cl A	7,120	76,469
Customers Bancorp *	13,832	1,054,967
CVB Financial	72,807	1,483,079
Dave *	4,522	1,229,939
DigitalBridge Group	76,770	1,194,541
Dime Community Bancshares	17,282	620,251
Donegal Group, Cl A	7,340	123,459
Donnelley Financial Solutions *	11,106	558,632
Dynex Capital ‡	86,594	1,179,410
Eagle Bancorp	12,219	315,861
Eagle Bancorp Montana	3,257	72,045
Eagle Financial Services	2,019	76,076
Eastern Bankshares	94,239	1,906,455
ECB Bancorp *	3,410	61,244
eHealth *	12,586	25,927
Ellington Financial ‡	52,847	700,223
Employers Holdings	9,720	409,406
Enact Holdings	11,971	511,521
Encore Capital Group *	9,450	782,176
Enova International *	10,324	1,748,989
Enterprise Financial Services	15,900	919,338
Equity Bancshares, Cl A	7,411	336,015
Esquire Financial Holdings	3,166	332,810
Essent Group	40,286	2,438,109
Exzeo Group *	3,305	53,541
F&G Annuities & Life	16,077	460,445
Farmers & Merchants Bancorp	5,615	150,370
Farmers National Banc	24,057	338,482
FB Bancorp *	6,975	97,510
FB Financial	19,153	1,035,603
Federal Agricultural Mortgage, Cl C	4,052	704,238

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fidelity D&D Bancorp	2,017	$90,947
Finance of America, Cl A *	1,996	39,421
Financial Institutions	8,504	289,731
Finward Bancorp	1,530	49,235
Finwise Bancorp *	4,123	64,113
First Bancorp	4,627	131,684
First Bancorp	17,521	1,011,663
First Bank	9,520	141,277
First Busey	36,629	959,680
First Business Financial Services	3,404	191,305
First Capital	1,447	78,254
First Commonwealth Financial	44,754	823,921
First Community	3,105	91,939
First Community Bankshares	7,184	306,182
First Financial	4,924	323,359
First Financial Bancorp	45,078	1,364,962
First Financial Bankshares	58,390	1,884,245
First Internet Bancorp	3,353	76,851
First Interstate BancSystem, Cl A	37,353	1,325,658
First Merchants	26,998	1,091,799
First Mid Bancshares	9,445	397,540
First National	3,370	90,046
First United	2,648	98,400
First Western Financial *	3,607	102,114
FirstCash Holdings	17,183	3,749,674
Firstsun Capital Bancorp *	9,842	348,013
Five Star Bancorp	6,779	274,211
Flagstar Bank	131,780	1,840,967
Flushing Financial	13,944	224,777
Flywire *	50,808	686,416
Fold Holdings *	2,734	4,074
Franklin BSP Realty Trust ‡	35,485	322,913
Franklin Financial Services	1,900	107,065
FS Bancorp	2,861	116,271
Fulton Financial	83,343	1,799,375
FVCBankcorp	6,807	106,598
GBank Financial Holdings *	3,958	116,563
GCM Grosvenor	26,603	290,505
Genworth Financial, Cl A *	171,453	1,507,072

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
German American Bancorp	15,717	$676,931
Glacier Bancorp	55,716	2,732,870
GoHealth, Cl A *	4,168	4,710
Goosehead Insurance, Cl A *	10,263	459,680
Great Southern Bancorp	3,535	241,158
Green Dot, Cl A *	23,477	294,636
Greene County Bancorp	3,198	76,912
Greenlight Capital Re, Cl A *	11,475	210,222
HA Sustainable Infrastructure Capital	54,182	2,272,935
Hancock Whitney	36,187	2,442,984
Hanmi Financial	12,847	384,254
Hanover Bancorp	2,007	47,606
Hawthorn Bancshares	2,547	85,630
HBT Financial	5,009	139,050
HCI Group	4,646	713,486
Heritage Financial	14,787	406,938
Heritage Insurance Holdings *	10,669	312,815
Hilltop Holdings	18,871	710,871
Hingham Institution For Savings	678	192,688
Hippo Holdings *	7,753	204,136
Home Bancorp	2,977	185,140
Home BancShares	81,730	2,196,085
HomeTrust Bancshares	6,851	312,885
Hope Bancorp	53,618	667,544
Horace Mann Educators	17,738	806,015
Horizon Bancorp	21,755	393,765
Independent Bank	21,653	1,688,717
Independent Bank	8,628	286,536
Innventure *	22,445	146,117
International Bancshares	23,643	1,696,149
International Money Express *	12,086	192,288
Invesco Mortgage Capital ‡	33,469	272,103
Investar Holding	5,574	154,456
Investors Title	650	153,907
Jackson Financial, Cl A	29,328	3,395,303
James River Group Holdings	16,251	100,756
Jefferson Capital Inc	9,662	200,390
John Marshall Bancorp	5,588	117,348
Kearny Financial	25,190	202,528

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Kingstone	4,659	$77,666
KKR Real Estate Finance Trust ‡	24,338	149,192
Ladder Capital, Cl A ‡	49,498	508,839
Lakeland Financial	10,782	652,527
Landmark Bancorp	2,037	54,021
LCNB	6,018	97,552
Lemonade *	26,801	1,518,009
LendingClub *	49,521	845,323
LendingTree *	4,821	239,073
LINKBANCORP	9,483	82,407
Live Oak Bancshares	15,305	575,468
loanDepot, Cl A *	43,525	67,464
Lument Finance Trust ‡	20,677	24,606
MainStreet Bancshares	2,994	70,119
MarketWise	698	11,740
Marqeta, Cl A *	155,430	674,566
MBIA *	20,137	117,600
Mechanics Bancorp, Cl A	21,003	310,109
Medallion Financial	7,211	66,053
Mercantile Bank	7,254	372,203
Merchants Bancorp	11,212	521,806
Mercury General	11,659	1,134,537
Meridian	4,019	75,638
Metrocity Bankshares	9,642	308,448
Metropolitan Bank Holding	3,838	339,087
MFA Financial ‡	44,646	457,621
Miami International Holdings *	10,681	496,560
Mid Penn Bancorp	8,491	279,948
Midland States Bancorp	8,777	228,290
Moelis, Cl A	32,191	2,096,278
MVB Financial	4,880	127,514
National Bank Holdings, Cl A	16,398	700,195
National Bankshares	2,749	98,400
Navient	29,542	272,968
NB Bancorp	17,289	339,383
NBT Bancorp	22,192	969,568
NCR Atleos *	31,731	1,408,222
Nelnet, Cl A	5,609	794,795
NerdWallet, Cl A *	17,188	186,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NewtekOne	10,672	$138,416
Nexpoint Real Estate Finance ‡	2,929	42,236
NI Holdings *	3,171	40,842
Nicolet Bankshares	8,002	1,172,133
NMI Holdings, Cl A *	33,401	1,292,953
Northeast Bank	3,256	404,884
Northeast Community Bancorp	5,453	130,845
Northfield Bancorp	16,048	223,870
Northpointe Bancshares	9,006	160,577
Northrim BanCorp	9,444	231,661
Northwest Bancshares	62,930	870,322
Norwood Financial	4,382	128,261
Oak Valley Bancorp	2,990	98,909
OceanFirst Financial	24,332	464,011
Ohio Valley Banc	1,723	76,691
Old National Bancorp	151,844	3,639,701
Old Second Bancorp	21,805	449,401
Onity Group *	2,949	135,683
OP Bancorp	5,170	74,138
Open Lending, Cl A *	44,523	78,360
Oportun Financial *	17,761	108,164
OppFi *	11,247	106,959
Orange County Bancorp	5,120	174,592
Orchid Island Capital, Cl A ‡	80,333	564,741
Origin Bancorp	12,871	602,620
Orrstown Financial Services	8,109	297,925
Oscar Health, Cl A *	87,779	1,620,400
P10, Cl A	25,357	201,081
Palomar Holdings *	11,410	1,373,536
Park National	6,423	1,105,976
Parke Bancorp	4,233	127,456
Pathward Financial	9,608	834,359
Patriot National Bancorp *	29,911	36,641
Payoneer Global *	120,715	601,161
Paysafe *	13,669	123,568
Paysign *	15,550	102,008
PCB Bancorp	4,740	114,376
Peapack-Gladstone Financial	6,969	290,956
PennyMac Financial Services	12,653	1,142,439

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PennyMac Mortgage Investment Trust ‡	37,810	$460,526
Peoples Bancorp	15,085	518,924
Peoples Bancorp of North Carolina	1,912	75,371
Peoples Financial Services	4,043	230,289
Perella Weinberg Partners, Cl A	28,294	643,406
Pioneer Bancorp *	4,921	70,026
Piper Sandler	30,377	2,648,874
PJT Partners, Cl A	9,934	1,517,319
Plumas Bancorp	2,895	147,674
Ponce Financial Group *	8,584	149,877
PRA Group *	16,846	367,074
Preferred Bank	5,053	478,671
Primis Financial	9,239	135,444
Princeton Bancorp	2,228	79,696
Priority Technology Holdings *	12,096	62,657
ProAssurance *	22,105	545,993
PROG Holdings	17,045	610,722
Provident Financial Services	55,754	1,264,501
QCR Holdings	7,096	641,620
Radian Group	58,764	2,105,514
RBB Bancorp	7,198	173,616
Ready Capital ‡	63,511	120,036
Red River Bancshares	2,179	197,701
Redwood Trust ‡	54,903	305,261
Regional Management	3,986	148,877
Remitly Global *	74,202	1,624,282
Renasant	40,889	1,631,062
Repay Holdings, Cl A *	29,735	112,696
Republic Bancorp, Cl A	3,614	273,688
Rhinebeck Bancorp *	2,087	34,102
Richmond Mutual BanCorp	3,703	58,581
Rithm Property Trust ‡	2,997	43,606
Riverview Bancorp	9,183	47,568
Root, Cl A *	5,327	290,215
Runway Growth Finance	771	5,189
S&T Bancorp	16,184	714,200
Safety Insurance Group	6,386	479,972
SB Financial Group	2,579	53,746
Seacoast Banking Corp of Florida	42,135	1,325,988

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Security National Financial, Cl A *	7,033	$68,923
Selective Insurance Group	26,069	2,188,493
Selectquote *	62,012	57,039
ServisFirst Bancshares	22,372	1,781,259
Seven Hills Realty Trust ‡	9,922	81,063
Sezzle *	7,069	562,692
Shore Bancshares	13,398	258,581
Siebert Financial *	6,292	11,011
Sierra Bancorp	5,235	188,879
Silvercrest Asset Management Group, Cl A	2,897	38,096
Simmons First National, Cl A	62,526	1,329,303
Skyward Specialty Insurance Group *	16,963	770,968
Slide Insurance Holdings Inc *	30,657	571,753
SmartFinancial	6,461	270,974
Sound Financial Bancorp	901	37,076
South Plains Financial	5,368	220,517
Southern First Bancshares *	3,329	187,423
Southern Missouri Bancorp	4,209	287,222
Southside Bancshares	12,503	412,974
SR Bancorp	3,192	61,637
Stellar Bancorp	20,119	755,670
StepStone Group, Cl A	30,247	1,600,066
Stewart Information Services	13,033	912,180
Stock Yards Bancorp	11,381	823,188
StoneX Group *	31,901	3,382,463
Sunrise Realty Trust ‡	4,596	34,424
Texas Capital Bancshares *	19,098	1,923,169
Third Coast Bancshares *	5,605	209,291
Timberland Bancorp	3,280	130,806
Tiptree	10,330	178,089
Tompkins Financial	5,873	494,918
Towne Bank	37,343	1,327,917
TPG RE Finance Trust ‡	30,953	261,862
TriCo Bancshares	13,131	660,095
Triumph Financial *	9,804	663,535
Trupanion *	16,098	386,191
TrustCo Bank NY	7,626	362,998
Trustmark	23,892	1,060,088
Two Harbors Investment ‡	45,224	523,242

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
UMB Financial	31,509	$3,975,491
Union Bankshares	1,704	42,072
United Bankshares	60,651	2,657,120
United Community Banks	53,173	1,772,256
United Fire Group	9,122	367,799
Unity Bancorp	3,216	168,132
Universal Insurance Holdings	11,044	437,674
Univest Financial	12,196	463,326
Upstart Holdings *	37,413	1,181,503
USCB Financial Holdings	5,124	93,462
Valley National Bancorp	210,113	2,851,233
Value Line	363	12,774
Velocity Financial *	5,012	96,681
Victory Capital Holdings, Cl A	19,505	1,531,338
Virginia National Bankshares	2,020	85,244
Virtus Investment Partners	2,790	406,084
Vroom *	493	7,385
WaFd	33,024	1,169,050
Walker & Dunlop	14,284	719,199
Washington Trust Bancorp	8,279	260,209
Waterstone Financial	6,687	120,500
Wealthfront *	15,165	159,687
WesBanco	41,065	1,411,815
West BanCorp	6,654	159,363
Westamerica BanCorp	10,282	563,659
Western New England Bancorp	7,982	111,349
Westwood Holdings Group	3,366	55,337
WisdomTree	53,579	910,843
World Acceptance *	1,008	148,337
WSFS Financial	23,110	1,663,227
		224,230,827
Health Care — 15.8%
10X Genomics, Cl A *	48,685	1,073,504
4D Molecular Therapeutics *	19,130	169,683
Aardvark Therapeutics *	5,633	30,587
Abeona Therapeutics *	19,140	104,504
Absci *	59,092	293,983
ACADIA Pharmaceuticals *	54,433	1,222,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Accuray *	43,566	$20,341
Aclaris Therapeutics *	39,794	172,706
Acme United	1,533	62,485
Actuate Therapeutics *	4,201	12,351
AdaptHealth, Cl A *	44,126	578,492
Adaptive Biotechnologies *	64,737	912,792
Addus HomeCare *	7,869	762,427
ADMA Biologics *	100,313	1,028,208
agilon health *	5,359	149,784
Agios Pharmaceuticals *	24,449	684,572
AirSculpt Technologies *	5,089	13,639
Akebia Therapeutics *	111,420	153,760
Aktis Oncology *	8,895	166,781
Aldeyra Therapeutics *	23,871	36,284
Alector *	39,421	93,428
Alignment Healthcare *	84,671	1,908,484
Alkermes PLC *	70,276	2,369,004
Allogene Therapeutics *	67,749	144,305
Alpha Teknova *	4,773	16,944
Alphatec Holdings *	50,896	496,745
Altimmune *	56,560	147,056
Alumis *	29,676	732,700
AMN Healthcare Services *	16,584	339,474
Amneal Pharmaceuticals *	65,120	838,094
Amphastar Pharmaceuticals *	15,550	341,478
Amylyx Pharmaceuticals *	39,313	629,008
AnaptysBio *	7,907	519,727
Anavex Life Sciences *	36,670	122,478
AngioDynamics *	16,258	177,863
ANI Pharmaceuticals *	8,218	652,920
Anika Therapeutics *	5,412	67,379
Annexon *	57,102	335,189
Anteris Technologies Global *	34,383	211,455
Apogee Therapeutics *	19,243	1,595,052
Aquestive Therapeutics *	44,111	180,855
Arbutus Biopharma *	65,520	275,184
Arcturus Therapeutics Holdings *	11,122	95,872
Arcus Biosciences *	36,329	926,390
Arcutis Biotherapeutics *	47,709	1,107,803

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ardelyx *	103,849	$657,364
Ardent Health Partners *	10,008	97,678
ArriVent Biopharma *	13,947	433,612
Arrowhead Pharmaceuticals *	58,609	4,306,589
ARS Pharmaceuticals *(A)	25,626	211,671
Artivion *	18,968	679,623
Arvinas *	24,118	238,768
Astrana Health *	17,749	605,951
Atea Pharmaceuticals *	30,344	167,195
Atlantic International *	2,342	3,490
AtriCure *	20,967	589,382
Atrium Therapeutics *	5,155	65,829
aTyr Pharma *	41,531	33,532
Aura Biosciences *	19,249	135,705
Avanos Medical *	19,403	477,702
Aveanna Healthcare Holdings *	23,662	154,749
Avita Medical *	5,475	23,652
Axogen *	20,925	903,960
Axsome Therapeutics *	17,928	3,724,542
Azenta *	17,755	436,240
Beam Therapeutics *	41,400	1,255,662
Beta Bionics Inc *	17,113	174,553
Bicara Therapeutics *	13,680	295,214
BioAge Labs *	13,075	220,314
BioCryst Pharmaceuticals *	97,958	897,295
Biohaven *	50,930	488,419
BioLife Solutions *	18,029	380,051
Biote, Cl A *	12,376	27,475
Bioventus, Cl A *	20,330	200,657
Bridgebio Pharma *	68,833	4,894,715
BrightSpring Health Services *	55,829	2,678,117
Brookdale Senior Living *	100,692	1,445,937
Butterfly Network, Cl A *	84,788	406,135
Candel Therapeutics *(A)	19,453	120,220
Capricor Therapeutics *	18,911	635,031
Capsovision Inc *	12,082	85,541
Cardiff Oncology *(A)	27,199	47,054
CareDx *	21,791	453,471
Carlsmed Inc *	3,024	26,883

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cartesian Therapeutics *	4,929	$30,658
Castle Biosciences *	12,517	306,541
Catalyst Pharmaceuticals *	50,123	1,409,960
Celcuity *	15,159	1,839,545
Celldex Therapeutics *	32,806	1,078,661
Ceribell *	11,837	238,634
Cerus *	81,245	164,927
CG oncology *	25,575	1,706,875
Claritev, Cl A *	3,990	97,077
ClearPoint Neuro *	11,540	129,017
Clover Health Investments, Cl A *	177,146	487,151
Codexis *	38,712	109,168
Cogent Biosciences *	62,036	2,220,268
Coherus Biosciences *	44,900	79,697
Collegium Pharmaceutical *	13,639	460,043
Community Health Systems *	56,434	160,273
Compass Therapeutics *	55,815	98,793
Concentra Group Holdings Parent	50,613	1,137,274
CONMED	13,525	495,827
CorMedix *(A)	32,132	243,882
CorVel *	12,576	722,617
Corvus Pharmaceuticals *	27,905	423,877
Crinetics Pharmaceuticals *	42,391	1,643,923
Cross Country Healthcare *	13,840	140,061
CryoPort *	21,190	217,409
Cullinan Therapeutics *	23,373	305,018
CVRx *	7,117	53,449
Cytek Biosciences *	50,933	232,254
Cytokinetics *	51,834	3,315,821
Definitive Healthcare, Cl A *	13,201	12,582
Definium Therapeutics *	42,629	932,723
Delcath Systems *	13,080	135,770
Denali Therapeutics *	61,711	1,155,230
Design Therapeutics *	10,499	142,786
DiaMedica Therapeutics *	14,970	90,569
Dianthus Therapeutics *	15,526	1,363,183
Disc Medicine, Cl A *	11,910	785,465
DocGo *	39,529	27,896
Dyne Therapeutics *	57,752	1,013,548

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edgewise Therapeutics *	29,238	$905,208
Editas Medicine, Cl A *	42,610	127,830
Electromed *	3,058	78,621
Eledon Pharmaceuticals *	32,354	117,769
Embecta	25,980	237,717
Emergent BioSolutions *	22,630	186,245
Enanta Pharmaceuticals *	12,002	166,708
Enhabit *	21,480	295,135
Enliven Therapeutics *	17,045	702,765
Enovis *	24,769	580,585
Ensign Group	24,323	4,540,861
Entrada Therapeutics *	12,375	167,063
Erasca *	82,173	875,142
Esperion Therapeutics *	103,829	207,658
Eton Pharmaceuticals *	11,174	269,517
Evolent Health, Cl A *	48,333	181,249
Evolus *	24,272	130,826
Evommune *	4,557	108,457
EyePoint Pharmaceuticals *	33,518	442,438
Fate Therapeutics *	47,124	58,905
First Tracks Biotherapeutics *	7,871	183,158
Foghorn Therapeutics *	15,048	71,478
Fortrea Holdings *	40,560	466,440
Fulcrum Therapeutics *	25,920	184,810
Fulgent Genetics *	9,079	137,910
GeneDx Holdings, Cl A *	8,258	519,346
Geron *	236,763	364,615
Ginkgo Bioworks Holdings *	18,139	153,456
Glaukos *	24,296	3,490,606
Gossamer Bio *	84,618	31,123
GRAIL *	15,208	828,532
Greenwich Lifesciences *(A)	2,767	65,357
Guardant Health *	53,830	4,687,516
Guardian Pharmacy Services, Cl A *	9,808	363,877
Gyre Therapeutics *	5,185	39,821
Haemonetics *	20,324	1,221,269
Harmony Biosciences Holdings *	19,020	594,565
Harrow *	13,694	555,018
Health Catalyst *	29,836	37,295

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HealthEquity *	36,528	$2,996,392
HealthStream	10,302	213,870
HeartFlow *	8,556	254,627
Heron Therapeutics *	67,617	81,140
Hims & Hers Health *(A)	88,868	2,414,544
Humacyte *(A)	68,046	57,281
ICU Medical *	10,477	1,248,858
Ideaya Biosciences *	36,699	1,067,941
ImmunityBio *(A)	127,814	907,479
Immunome *	44,221	1,014,430
Immunovant *	35,319	958,734
Indivior PLC *	52,511	1,931,355
Inhibikase Therapeutics *	46,498	87,881
Inhibrx Biosciences *	3,927	507,408
Inmune Bio *	9,449	13,512
Innovage Holding *	8,859	72,201
Innoviva *	32,482	746,761
Inogen *	10,447	74,278
Integer Holdings *	14,969	1,324,906
Integra LifeSciences Holdings *	29,071	306,408
Intellia Therapeutics *	48,088	648,226
Iovance Biotherapeutics *	146,249	491,397
iRadimed	3,506	292,541
IRhythm Holdings *	13,788	1,780,858
Ironwood Pharmaceuticals, Cl A *	69,316	285,929
Jade Biosciences *	13,773	336,061
Janux Therapeutics *	18,584	267,052
Joint *	3,853	34,176
Journey Medical *	8,939	46,036
KalVista Pharmaceuticals *(A)	16,587	442,209
Keros Therapeutics *	12,811	142,458
Kestra Medical Technologies *	11,623	240,829
Kodiak Sciences *	16,362	711,420
Korro Bio *	2,998	40,443
KORU Medical Systems *	19,078	76,121
Krystal Biotech *	10,757	2,821,131
Kura Oncology *	34,913	308,282
Kymera Therapeutics *	24,820	2,012,157
Lantheus Holdings *	28,299	2,394,661

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Larimar Therapeutics *	20,396	$82,808
LB Pharmaceuticals *	8,379	265,698
LeMaitre Vascular	9,028	990,823
LENSAR *	4,292	22,447
LENZ Therapeutics *	8,615	77,363
Lexeo Therapeutics *	27,676	157,615
Lifecore Biomedical *	12,528	63,517
LifeMD *	16,812	78,680
LifeStance Health Group *	72,063	545,517
Ligand Pharmaceuticals *	8,429	1,934,034
Liquidia *	28,350	1,111,604
LivaNova PLC *	23,630	1,420,163
Lucid Diagnostics *	39,640	42,415
Lumexa Imaging Holdings *	10,998	105,251
Madrigal Pharmaceuticals *	7,379	3,817,821
MannKind *	132,607	375,278
MapLight Therapeutics *	8,413	268,122
Maravai LifeSciences Holdings, Cl A *	48,142	177,163
MaxCyte *	44,514	39,172
Maze Therapeutics Inc *	11,444	304,182
MBX Biosciences *	12,353	373,308
MeiraGTx Holdings PLC *	19,896	183,441
Merit Medical Systems *	25,369	1,729,658
Mesa Laboratories	2,247	224,700
MiMedx Group *	51,285	172,318
Mineralys Therapeutics *	20,663	550,669
Mirum Pharmaceuticals *	18,274	1,778,243
Monopar Therapeutics *	1,948	101,588
Monte Rosa Therapeutics *	26,222	502,151
Myomo *	14,513	12,475
Myriad Genetics *	40,139	190,660
National HealthCare	5,518	956,214
National Research	5,218	85,888
Neogen *	94,827	891,374
NeoGenomics *	55,874	517,393
Neurogene *	4,875	127,189
Neuronetics *	16,290	31,603
NeuroPace *	11,076	186,741
Nkarta *	19,275	53,392

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novavax *(A)	64,942	$514,665
Novocure *	43,997	669,194
Nurix Therapeutics *	44,036	735,401
Nutex Health *	2,208	263,194
Nuvalent, Cl A *	21,660	2,172,065
Nuvation Bio *	104,380	464,491
Nuvectis Pharma *	6,828	58,448
Ocular Therapeutix *	81,474	763,411
Olema Pharmaceuticals *	30,271	436,205
Omada Health Inc *	14,402	209,981
Omeros *	29,217	426,568
OmniAb *	46,117	64,103
Omnicell *	19,327	800,524
Oncology Institute *	34,575	133,460
OPKO Health *	178,325	200,616
OptimizeRx *	6,986	43,523
Option Care Health *	69,219	1,407,222
OraSure Technologies *	30,176	91,735
Organogenesis Holdings, Cl A *	29,998	70,495
ORIC Pharmaceuticals *	28,629	282,855
Orthofix Medical *	16,993	199,838
OrthoPediatrics *	7,392	111,324
Oruka Therapeutics *	16,691	1,141,831
Outset Medical *	7,578	32,358
Owens & Minor *	32,667	121,195
Pacific Biosciences of California *	121,533	193,237
Pacira BioSciences *	17,676	450,561
PACS Group *	19,061	639,497
Palvella Therapeutics *	3,330	427,306
Pediatrix Medical Group *	36,992	832,690
Pennant Group *	14,683	459,872
Personalis *	21,691	119,734
Perspective Therapeutics *	26,117	101,856
Phathom Pharmaceuticals *	20,112	225,254
Phibro Animal Health, Cl A	8,844	470,324
Phreesia *	25,461	234,496
Picard Medical *	2,127	968
Praxis Precision Medicines *	11,145	3,553,360
Precigen *	78,008	324,513

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Prestige Consumer Healthcare *	20,806	$1,171,794
Prime Medicine *	43,714	154,966
Privia Health Group *	50,494	1,254,776
PROCEPT BioRobotics *	23,079	554,819
Pro-Dex *	888	44,524
Progyny *	32,536	604,519
Protagonist Therapeutics *	25,239	2,497,904
Protalix BioTherapeutics *	31,470	67,661
Protara Therapeutics *	22,265	118,672
PTC Therapeutics *	34,125	2,220,173
Pulmonx *	17,059	21,836
Pulse Biosciences *(A)	7,780	164,703
Puma Biotechnology *	19,123	143,614
Quanterix *	18,068	56,553
Quantum-Si *	68,880	67,544
QuidelOrtho *	29,409	361,731
RadNet *	29,566	1,671,957
Rapport Therapeutics *	12,538	415,384
Recursion Pharmaceuticals, Cl A *(A)	198,702	687,509
REGENXBIO *	20,443	183,374
Relay Therapeutics *	60,913	789,432
Replimune Group, Cl Rights *	30,362	78,030
Rezolute *	31,365	100,368
Rhythm Pharmaceuticals *	22,978	1,869,490
Rigel Pharmaceuticals *	7,831	226,316
Rocket Pharmaceuticals *	37,298	129,797
RxSight *	16,925	119,660
Sana Biotechnology *	73,518	241,874
Sanara Medtech *	1,374	26,092
SANUWAVE Health *	3,339	54,659
Savara *	62,952	329,868
SBC Medical Group Holdings *	4,925	16,253
Scholar Rock Holding *	37,817	1,762,650
Schrodinger *	24,370	291,465
Select Medical Holdings	46,558	764,017
SELLAS Life Sciences Group *	74,459	368,572
Septerna, Inc. *	9,265	220,136
Shoulder Innovations Inc *	4,544	58,118
SI-BONE *	16,674	206,591

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
SIGA Technologies	18,014	$82,864
Sight Sciences *	18,391	75,219
Simulations Plus *	7,282	103,186
Sionna Therapeutics *	7,105	274,964
Soleno Therapeutics *	21,810	1,152,004
Solid Biosciences *	25,966	188,513
Sonida Senior Living *	2,391	90,762
Spyre Therapeutics *	32,342	2,407,862
STAAR Surgical *	14,891	392,527
Standard BioTools *	124,578	115,696
Stereotaxis *	26,633	49,804
Stoke Therapeutics *	21,239	694,940
Strata Critical Medical *	29,985	150,525
Strive, Cl B *	22,600	347,136
Supernus Pharmaceuticals *	23,963	1,150,224
Surgery Partners *	33,483	469,766
Syndax Pharmaceuticals *	37,359	800,603
Tactile Systems Technology *	9,606	221,130
Talkspace *	61,785	320,664
Tandem Diabetes Care *	29,414	574,308
Tango Therapeutics *	48,104	1,040,008
Tarsus Pharmaceuticals *	17,152	1,091,039
Taysha Gene Therapies *	95,596	610,858
Tectonic Therapeutic *	4,783	133,781
Teladoc Health *	77,120	467,347
Terns Pharmaceuticals *	41,500	2,196,595
Tevogen Bio Holdings *	373	2,477
TG Therapeutics *	62,865	2,123,580
Theravance Biopharma *	16,598	277,851
Tonix Pharmaceuticals Holding *	5,951	76,946
TransMedics Group *	14,562	1,467,704
Travere Therapeutics *	35,731	1,504,990
Treace Medical Concepts *	21,518	38,948
Trevi Therapeutics *	41,397	569,623
TriSalus Life Sciences *	12,193	52,674
TruBridge *	4,079	104,830
Tvardi Therapeutics *	2,140	6,741
Twist Bioscience *	26,268	1,535,365
Tyra Biosciences *	11,184	388,644

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
UFP Technologies *	3,293	$631,038
Upstream Bio *	14,420	132,376
UroGen Pharma *	17,462	416,119
US Physical Therapy	6,534	465,351
Utah Medical Products	1,329	86,943
Vanda Pharmaceuticals *	24,139	171,387
Varex Imaging *	18,245	212,554
Vaxcyte *	53,843	3,081,973
Vera Therapeutics, Cl A *	26,862	956,556
Veracyte *	33,922	1,116,712
Verastem *	29,041	158,564
Vericel *	21,811	757,496
Viemed Healthcare *	14,535	144,769
Vir Biotechnology *	40,443	413,125
Viridian Therapeutics *	35,219	474,752
Voyager Therapeutics Inc *	20,507	76,491
WaVe Life Sciences *	60,562	427,568
Waystar Holding *	47,805	1,021,832
Xencor *	30,542	364,366
Xeris Biopharma Holdings *	68,146	417,394
XOMA Royalty *	4,276	175,059
Zenas Biopharma *	10,171	196,504
Zevra Therapeutics *	24,149	245,595
Zymeworks *	21,639	595,938
		226,098,714
Industrials — 19.0%
3D Systems *	61,538	151,383
AAR *	16,959	1,871,765
ABM Industries	25,939	1,058,311
ACCO Brands	37,858	121,524
ACV Auctions, Cl A *	72,870	378,195
AeroVironment *	16,343	3,187,212
AerSale *	15,531	104,368
Airjoule Technologies, Cl A *	13,573	41,805
Airo Group Holdings Inc *	8,885	67,881
Alamo Group	4,511	782,388
Albany International, Cl A	12,516	726,429
Alight, Cl A	201,345	166,593

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Allegiant Travel *	6,238	$471,842
Alliance Laundry Holdings *	19,021	482,563
Allient	6,227	474,373
Alta Equipment Group	9,036	70,029
Ameresco, Cl A *	13,891	411,035
American Superconductor *	19,983	1,069,890
American Woodmark *	6,201	270,860
Amprius Technologies *	49,907	1,051,041
Apogee Enterprises	9,175	333,970
ArcBest	9,744	1,243,042
Archer Aviation, Cl A *	263,837	1,514,424
Arcosa	21,057	2,663,079
Argan	5,850	3,919,383
Array Technologies *	65,834	509,555
Arrive AI Inc *	1,684	1,178
Astec Industries	9,868	641,617
Astronics *	13,570	968,898
Asure Software *	10,214	92,437
Atkore	14,600	1,140,990
Atmus Filtration Technologies	35,665	2,261,161
AZZ, Inc.	12,852	1,838,350
Barrett Business Services	10,810	340,839
Beta Technologies, Cl A *	14,413	229,599
BlackSky Technology, Cl A *	13,736	487,353
Bloom Energy, Cl A *	94,830	26,871,029
Blue Bird *	13,799	884,654
BlueLinx Holdings *	3,270	173,179
Boise Cascade	16,120	1,277,832
Bowman Consulting Group, Cl A *	6,055	191,096
BrightView Holdings *	30,894	367,639
Brink’s	18,029	1,924,596
Byrna Technologies *	7,846	45,899
Cadre Holdings	12,369	366,741
Cardinal Infrastructure Group, Cl A *	5,568	295,271
Casella Waste Systems, Cl A *	27,244	2,159,087
CBIZ *	21,434	653,737
CECO Environmental *	12,751	945,359
Centuri Holdings *	38,206	1,436,546
Chart Industries *	19,608	4,076,503

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Columbus McKinnon	12,309	$190,174
CompX International	611	14,218
Concrete Pumping Holdings *	9,424	74,638
Conduent *	61,065	104,421
Construction Partners, Cl A *	20,640	2,552,342
CoreCivic *	44,705	914,664
Covenant Logistics Group, Cl A	6,697	233,457
CRA International	2,779	437,609
CSG Systems International	12,050	968,941
CSW Industrials	6,952	2,024,422
Custom Truck One Source *	26,518	261,202
Deluxe	19,147	596,429
Distribution Solutions Group *	4,348	117,657
DNOW *	80,626	1,087,645
Douglas Dynamics	9,882	455,857
Ducommun *	5,952	844,767
DXP Enterprises *	5,656	965,762
Dycom Industries *	12,623	5,227,184
Eastern	2,597	56,770
Energy Recovery *	22,450	248,522
Enerpac Tool Group, Cl A	22,995	807,125
EnerSys	15,954	3,402,350
Ennis	10,445	218,092
Enovix *(A)	83,540	557,212
Enpro	9,155	2,669,140
Enviri *	32,942	648,628
Eos Energy Enterprises *	133,816	896,567
ESCO Technologies	11,233	3,638,930
Eve Holding *	42,149	121,389
EVI Industries	2,977	55,283
Exponent	21,625	1,446,496
Falcon’s Beyond Global, Cl A *(A)	7,534	127,475
Federal Signal	26,034	3,205,566
Firefly Aerospace *	10,105	349,633
First Advantage *	34,336	438,127
Fluence Energy, Cl A *	30,934	376,776
Fluor *	69,837	3,725,804
flyExclusive *	2,284	4,819
Forrester Research *	5,162	32,469

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Forward Air *	9,460	$199,228
Franklin Covey *	4,301	91,181
Franklin Electric	16,810	1,684,194
Frontier Group Holdings *	24,845	90,187
FTAI Infrastructure	47,512	291,961
GATX	15,558	3,048,123
Genco Shipping & Trading	13,741	333,082
Gencor Industries *	4,725	70,308
GEO Group *	57,765	1,069,230
Gibraltar Industries *	12,928	504,580
Global Industrial	6,194	205,083
Gorman-Rupp	9,088	688,325
Graham *	4,536	431,827
Granite Construction	19,045	2,610,498
Greenbrier	13,108	643,865
Griffon	16,613	1,514,607
Healthcare Services Group *	30,529	653,626
Heartland Express	19,053	254,929
Helios Technologies	14,376	983,318
Herc Holdings	14,153	1,796,299
Hertz Global Holdings *(A)	52,076	331,203
Hillman Solutions *	85,919	701,099
HireQuest	2,612	30,221
HNI	30,544	1,116,078
Hub Group, Cl A	25,885	1,134,540
Hudson Technologies *	16,897	105,775
Huron Consulting Group *	7,363	962,086
Hyliion Holdings *	54,575	104,238
Hyster-Yale	5,222	206,112
IBEX Holdings *	4,459	123,737
ICF International	7,965	570,772
IES Holdings *	3,916	2,522,217
Innodata *	13,333	563,053
Insperity	15,632	556,030
Insteel Industries	8,111	212,346
Interface, Cl A	25,120	700,346
Intuitive Machines, Cl A *	48,084	1,218,929
Janus International Group *	58,764	305,573
JBT Marel	22,667	2,676,973

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JELD-WEN Holding *	37,460	$51,320
JetBlue Airways *	128,791	599,522
Joby Aviation *	253,904	2,333,378
Kadant	5,101	1,495,256
Karat Packaging	3,756	107,760
Kelly Services, Cl A	13,315	129,954
Kennametal	32,994	1,277,198
Kforce	7,553	341,471
Korn Ferry	22,754	1,511,776
Kratos Defense & Security Solutions *	78,408	4,943,624
KULR Technology Group *	17,317	44,678
L B Foster, Cl A *	4,335	132,694
Legalzoom.com *	54,063	348,706
Legence, Cl A *	15,762	1,370,664
Limbach Holdings *	4,563	455,251
Lindsay	4,578	512,599
Liquidity Services *	10,046	358,140
LSI Industries	12,102	294,200
Manitowoc *	15,007	203,945
Marten Transport	25,300	381,524
Masterbrand *	55,063	494,466
Matrix Service *	11,923	161,199
Matson	13,382	2,334,222
Maximus	23,651	1,551,979
Mayville Engineering *	5,809	132,503
McGrath RentCorp	10,648	1,177,136
Mercury Systems *	23,578	1,860,540
Microvast Holdings *	87,575	169,020
Miller Industries	4,769	228,864
MillerKnoll	29,630	476,450
Mistras Group *	4,729	89,284
Mobile Infrastructure, Cl A *	5,729	10,541
Modine Manufacturing *	22,744	5,791,305
Montrose Environmental Group *	14,310	301,226
Moog, Cl A	12,218	3,681,406
Mueller Water Products, Cl A	67,529	1,883,384
MYR Group *	6,692	2,708,989
NANO Nuclear Energy *(A)	17,368	406,064
National Presto Industries	2,237	312,822

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Net Power *	13,715	$26,196
Nextpower, Cl A *	63,277	7,538,189
NL Industries	3,968	23,808
NPK International *	35,543	581,128
NuScale Power *	68,955	859,179
NWPX Infrastructure *	4,110	404,177
Omega Flex	1,626	51,252
OPENLANE *	45,570	1,432,721
Orion Group Holdings *	16,391	223,245
Palladyne AI *(A)	13,319	81,113
PAMT *	2,022	20,422
Pangaea Logistics Solutions	13,103	100,369
Park Aerospace	7,916	268,036
Park-Ohio Holdings	4,343	125,730
Perma-Fix Environmental Services *	7,575	95,900
Pitney Bowes	69,912	1,080,840
Planet Labs PBC *	117,423	4,341,128
Plug Power *	574,050	1,796,777
Powell Industries	12,450	3,452,012
Power Solutions International *	3,689	270,293
Preformed Line Products	1,105	367,136
Primoris Services	23,453	4,248,511
Proficient Auto Logistics *	10,839	79,667
Proto Labs *	10,292	667,025
Public Policy Holding	1,848	25,909
Quad	12,036	89,548
Quanex Building Products	19,989	398,581
Radiant Logistics *	15,949	134,131
RCM Technologies *	2,107	65,928
Red Cat Holdings *(A)	44,861	525,771
Redwire *	45,966	422,428
Resideo Technologies *	55,902	2,312,666
Resolute Holdings Management *	1,868	254,216
Resources Connection	13,286	56,333
Richtech Robotics, Cl B *	73,428	180,633
Rush Enterprises, Cl A	26,473	1,959,796
Rush Enterprises, Cl B	3,678	267,979
RXO *	70,453	1,406,946
Satellogic, Cl A *	36,088	233,129

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shoals Technologies Group, Cl A *	72,843	$578,373
Skillsoft *(A)	2,112	16,305
Sky Harbour Group, Cl A *	9,366	98,999
SkyWest *	17,567	1,442,602
SKYX Platforms *	38,950	42,066
Southland Holdings *	5,514	5,900
Spire Global, Cl A *(A)	12,689	226,245
SPX Technologies *	20,904	4,576,095
Standex International	5,210	1,422,330
Sterling Infrastructure *	12,925	6,664,389
Sun Country Airlines Holdings *	22,146	349,907
Sunpower *(A)	35,157	29,103
Sunrun *	98,473	1,253,561
Tecnoglass	11,751	506,233
Tennant	7,850	651,864
Terex	48,593	3,022,485
Thermon Group Holdings *	14,047	849,703
TIC Solutions *	87,663	801,240
Titan International *	21,416	163,190
Titan Machinery *	9,288	194,212
Transcat *	3,977	302,650
TriNet Group	12,964	593,492
Trinity Industries	34,829	1,135,774
TrueBlue *	12,584	69,086
TTEC Holdings *	9,239	26,886
Tutor Perini	19,284	1,791,869
UFP Industries	25,229	2,257,743
UniFirst	6,336	1,618,911
Universal Logistics Holdings	3,080	74,166
Upwork *	53,302	551,676
V2X *	11,470	777,781
Verra Mobility, Cl A *	69,227	1,026,636
Vestis *	39,722	386,098
Vicor *	9,931	2,674,120
Virco Mfg.	4,852	29,403
Voyager Technologies Inc, Cl A *	20,757	548,192
VSE	11,654	2,000,759
Wabash National	17,363	150,884
Watts Water Technologies, Cl A	11,914	3,576,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Werner Enterprises	25,143	$927,022
Willdan Group *	6,068	461,168
Willis Lease Finance	1,213	235,504
Worthington Enterprises	13,662	741,437
Xometry, Cl A *	19,016	974,950
York Space Systems *(A)	7,706	255,531
Zurn Elkay Water Solutions	65,081	3,381,609
		270,817,034
Information Technology — 14.9%
8x8 *	58,832	112,957
908 Devices *	12,056	82,342
A10 Networks	31,116	830,175
ACI Worldwide *	44,879	1,939,670
ACM Research, Cl A *	22,275	1,151,395
Adeia	47,064	1,498,988
ADTRAN Holdings *	32,165	568,999
Advanced Energy Industries	16,395	6,294,204
Aehr Test Systems *	12,631	1,143,863
Aeluma *	5,683	132,357
Aeva Technologies *	17,333	277,155
Agilysys *	11,170	715,550
Airship AI Holdings *	10,054	22,521
Alarm.com Holdings *	20,624	915,912
Alkami Technology *	29,860	471,191
Alpha & Omega Semiconductor *	11,002	477,817
Ambarella *	17,895	1,231,176
Amiq Micro Inc *	7,844	293,993
Amplitude, Cl A *	42,627	303,078
Appian, Cl A *	17,082	355,135
Applied Digital *	102,905	3,524,496
Applied Optoelectronics *	28,635	4,706,449
Arlo Technologies *	44,025	618,551
Arteris *	13,366	387,079
Asana, Cl A *	37,933	239,737
ASGN *	18,044	380,728
Atomera *	13,171	107,739
AudioEye *	3,464	24,802
AvePoint *	65,187	635,573

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Aviat Networks *	5,072	$116,301
Axcelis Technologies *	13,475	1,874,507
Backblaze, Cl A *	24,230	103,704
Badger Meter	12,844	1,552,968
Bel Fuse, Cl A	646	157,269
Bel Fuse, Cl B	4,536	1,251,210
Belden	16,971	1,908,898
Benchmark Electronics	15,282	1,253,888
BigBear.ai Holdings *(A)	188,047	748,427
Bit Digital *	141,438	213,571
Bitdeer Technologies Group, Cl A *	53,141	599,962
BK Technologies *	1,231	118,619
Blackbaud *	16,430	610,703
BlackLine *	21,576	674,250
Blaize Holdings, Cl A *	33,938	66,518
Blend Labs, Cl A *	85,547	124,899
Box, Cl A *	60,976	1,475,619
Braze, Cl A *	38,185	841,216
C3.ai, Cl A *	55,845	493,111
Calix *	26,100	1,136,916
Cerence *	19,066	173,501
CEVA *	11,448	349,622
Cipher Digital *	140,567	2,493,659
Cleanspark *	109,533	1,372,449
Clear Secure, Cl A	38,269	2,043,182
Clearfield *	4,962	143,352
Clearwater Analytics Holdings, Cl A *	121,021	2,928,708
Climb Global Solutions	6,732	112,290
Cohu *	19,830	938,951
Commerce.com *	28,952	81,934
CommVault Systems *	19,148	1,893,354
CompoSecure, Cl A	77,113	1,189,854
Consensus Cloud Solutions *	8,196	212,113
Core Scientific *	125,684	2,513,680
Corsair Gaming *	20,274	137,660
CPI Card Group *	3,332	59,010
Credo Technology Group Holding *	70,048	12,189,053
Crexendo *	7,539	49,305
CS Disco *	10,584	45,829

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
CSP	3,040	$28,242
CTS	12,425	709,468
Daily Journal *	575	304,037
Daktronics *	16,905	332,352
Diebold Nixdorf *	10,493	805,967
Digi International *	16,161	905,662
Digimarc *	7,058	51,735
Digital Turbine *	46,961	165,772
DigitalOcean Holdings *	33,077	3,189,615
Diodes *	19,904	2,132,714
Domo, Cl B *	14,751	52,514
Eastman Kodak *	27,237	363,069
eGain *	7,141	53,986
ePlus	11,416	966,821
EverCommerce *	6,446	74,451
Evolv Technologies Holdings *	67,352	484,934
Expensify, Cl A *	27,033	27,574
Extreme Networks *	57,869	1,278,326
Fastly, Cl A *	61,235	1,546,490
Five9 *	33,973	584,336
FormFactor *	33,714	4,582,744
Frequency Electronics *	2,921	146,517
Freshworks, Cl A *	90,396	737,631
Grid Dynamics Holdings *	29,378	167,161
Hackett Group	10,695	138,072
Harmonic *	48,142	550,263
I3 Verticals, Cl A *	9,674	218,149
Ichor Holdings *	14,737	972,200
Immersion	12,388	75,938
Impinj *	12,194	1,767,155
Information Services Group	15,460	63,077
Inseego *	5,634	102,708
Insight Enterprises *	12,647	921,966
Intapp *	24,751	555,660
InterDigital	11,190	3,318,506
IonQ *(A)	149,641	6,751,802
Itron *	19,697	1,650,609
Kaltura *	34,228	46,892
Kimball Electronics *	10,545	284,820

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Knowles *	37,018	$1,154,591
Kopin *	74,054	330,281
Life360 *	8,968	386,431
LiveRamp Holdings *	27,099	792,104
MARA Holdings *(A)	164,558	1,973,050
MaxLinear, Cl A *	35,405	2,504,904
Methode Electronics	14,710	117,974
MicroVision *(A)	132,526	86,990
Mirion Technologies, Cl A *	103,879	2,051,610
Mitek Systems *	19,270	269,009
M-Tron Industries *	1,431	95,562
N-able *	30,881	159,964
Napco Security Technologies	14,993	700,923
Navitas Semiconductor, Cl A *	88,127	1,454,096
NCR Voyix *	60,296	415,439
Neonode *	5,213	8,654
NETGEAR *	11,852	299,500
NetScout Systems *	30,288	1,020,706
NextNav *	41,070	761,027
nLight *	20,559	1,436,046
Novanta *	15,645	2,026,497
NVE	2,055	170,133
OneSpan	15,920	184,354
Ooma *	11,036	180,108
OSI Systems *	6,830	1,959,664
Ouster *	24,559	662,111
Pagaya Technologies, Cl A *	26,162	363,390
PagerDuty *	38,123	253,518
PAR Technology *	17,394	233,775
PC Connection	4,768	303,912
PDF Solutions *	13,804	591,501
Penguin Solutions *	22,577	686,567
Photronics *	24,700	1,222,156
Plexus *	11,504	2,882,672
Porch Group *	37,963	365,584
Power Integrations	23,944	1,740,968
Powerfleet NJ *	54,743	176,272
Progress Software *	18,162	505,812
Q2 Holdings *	26,945	1,367,459

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Qualys *	15,621	$1,357,934
Quantum Computing *(A)	87,352	787,915
Rackspace Technology *(A)	37,740	55,100
Rambus *	46,761	5,382,659
Rapid7 *	28,076	165,648
Red Violet *	4,868	182,209
ReposiTrak	4,912	48,039
Rezolve AI PLC *(A)	96,283	247,447
Ribbon Communications *	41,305	109,045
Richardson Electronics	5,462	78,653
Rigetti Computing *	141,464	2,468,547
Rimini Street *	21,496	73,301
Riot Platforms *	151,059	2,604,257
Rogers *	7,820	1,061,565
Sanmina *	23,117	5,035,345
ScanSource *	9,502	390,722
Semtech *	40,364	4,240,238
Silicon Laboratories *	14,105	3,070,659
Silvaco Group *	3,390	34,612
SiTime *	9,789	5,502,886
SkyWater Technology *	15,368	490,239
SoundHound AI, Cl A *(A)	167,963	1,336,986
SoundThinking *	4,372	29,817
Sprinklr, Cl A *	49,987	245,936
Sprout Social, Cl A *	23,116	138,696
SPS Commerce *	16,487	925,250
Synaptics *	16,842	1,576,243
Telos *	22,108	94,401
Tenable Holdings *	51,445	1,074,686
TeraWulf *	149,368	3,245,767
TSS *	9,243	141,603
TTM Technologies *	44,372	7,020,538
Tucows, Cl A *	2,998	47,159
Turtle Beach *	6,878	79,235
Ultra Clean Holdings *	19,340	1,511,421
Unisys *	29,376	76,671
Varonis Systems, Cl B *	50,471	1,327,387
Veeco Instruments *	25,721	1,282,192
Vertex, Cl A *	30,413	376,209

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Via Transportation, Cl A *	4,595	$69,890
Viant Technology, Cl A *	6,534	70,959
Viasat *	53,504	3,526,449
Viavi Solutions *	100,024	5,241,258
Vishay Intertechnology	52,514	1,521,331
Vishay Precision Group *	5,186	313,338
Vistance Networks Inc	94,516	1,209,332
Vuzix *(A)	29,434	84,770
Weave Communications *	28,572	140,289
Whitefiber *	4,751	72,738
Workiva, Cl A *	21,996	1,176,346
Xerox Holdings	51,848	116,658
Xperi *	20,152	134,817
Yext *	43,944	169,624
Zeta Global Holdings, Cl A *	91,148	1,678,946
		212,142,905
Materials — 4.4%
AdvanSix	11,360	280,138
Alpha Metallurgical Resources *	4,977	927,962
American Battery Technology *	53,983	182,463
American Vanguard *	11,124	32,037
Ardagh Metal Packaging	60,456	232,756
Arq *	13,817	31,365
Ascent Industries *	3,576	52,102
ASP Isotopes *(A)	49,228	258,939
Aspen Aerogels *	28,723	106,562
Avient	39,916	1,480,085
Balchem	14,219	2,298,075
Cabot	22,664	1,744,221
Century Aluminum *	24,639	1,464,542
Chemours	65,204	1,757,248
Clearwater Paper *	6,774	92,872
Coeur Mining *	440,767	7,920,583
Commercial Metals	48,266	3,328,423
Compass Minerals International *	13,601	363,283
Constellium, Cl A *	59,540	1,862,411
Contango ORE *	9,129	209,511
Core Molding Technologies *	3,479	93,759

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Dakota Gold *	38,765	$208,556
Ecovyst *	49,468	701,456
Ferroglobe PLC	51,877	240,709
Flotek Industries *	6,230	105,287
Friedman Industries	3,067	63,150
Greif, Cl A	10,409	679,083
Greif, Cl B	1,965	157,672
Hawkins	8,494	1,422,320
HB Fuller	23,715	1,435,232
Hecla Mining	275,656	4,967,321
Idaho Strategic Resources *	6,359	268,032
Ingevity *	15,576	1,186,736
Innospec	10,778	821,930
Intrepid Potash *	4,624	182,972
Ivanhoe Electric *	46,201	592,759
Kaiser Aluminum	6,992	1,191,647
Knife River *	24,788	2,294,129
Koppers Holdings	8,221	335,663
Kronos Worldwide	9,856	73,329
LSB Industries *	23,306	347,259
Magnera *	14,211	141,826
Materion	8,959	1,646,754
Mativ Holdings	23,408	217,226
Metallus *	15,733	302,703
Minerals Technologies	13,720	987,017
Myers Industries	16,089	331,594
NioCorp Developments *	50,926	304,028
O-I Glass, Cl I *	66,622	606,926
Perimeter Solutions *	60,263	1,825,969
Perpetua Resources *	37,585	1,037,722
PureCycle Technologies *(A)	56,281	420,982
Quaker Chemical	5,934	806,371
Ramaco Resources, Cl A *	17,944	266,468
Ranpak Holdings, Cl A *	20,601	104,859
Rayonier Advanced Materials *	27,956	265,302
Ryerson Holding	19,051	527,903
Sensient Technologies	18,325	2,082,453
Smith-Midland *	1,237	41,786
Solesence *	8,633	11,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Stepan	9,351	$467,831
SunCoke Energy	36,832	251,194
Sylvamo	14,438	616,936
Tredegar *	11,730	112,608
TriMas	13,811	511,283
Trinseo PLC	22	2
Tronox Holdings PLC, Cl A	51,882	518,301
United States Antimony *(A)	51,523	618,791
United States Lime & Minerals	4,660	501,742
US Gold *	5,878	96,517
USA Rare Earth *	79,871	2,074,250
Valhi	1,111	16,721
Warrior Met Coal	22,611	2,031,598
Worthington Steel	14,231	546,897
		62,288,707
Real Estate — 5.2%
Acadia Realty Trust ‡	57,191	1,236,469
Alexander’s ‡	913	230,039
Alpine Income Property Trust ‡	5,834	109,679
American Assets Trust ‡	22,552	467,728
American Healthcare REIT ‡	77,499	3,935,399
American Realty Investors *	610	8,638
Apple Hospitality REIT ‡	97,096	1,307,883
Armada Hoffler Properties REIT ‡	34,727	211,487
Braemar Hotels & Resorts ‡	24,970	60,427
Brandywine Realty Trust ‡	74,666	226,238
Broadstone Net Lease, Cl A ‡	82,225	1,628,055
BRT Apartments ‡	4,648	66,792
CareTrust REIT ‡	97,522	3,847,243
CBL & Associates Properties ‡	7,911	356,153
Centerspace ‡	7,254	495,231
Chatham Lodging Trust ‡	20,535	178,244
Clipper Realty ‡	5,945	20,154
Community Healthcare Trust ‡	12,054	207,570
Compass, Cl A *	278,094	2,105,172
COPT Defense Properties ‡	49,384	1,543,250
CTO Realty Growth ‡	13,915	281,779
Curbline Properties ‡	42,213	1,165,079

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Cushman & Wakefield *	100,329	$1,408,619
DiamondRock Hospitality ‡	88,311	900,772
Diversified Healthcare Trust ‡	95,019	716,443
Douglas Elliman *	32,336	64,995
Douglas Emmett ‡	70,202	758,884
Easterly Government Properties ‡	18,402	430,791
Empire State Realty Trust, Cl A ‡	60,678	337,976
Essential Properties Realty Trust ‡	86,126	2,706,940
eXp World Holdings	39,099	243,196
Farmland Partners ‡	16,833	180,955
Forestar Group *	8,420	237,949
Four Corners Property Trust ‡	45,904	1,173,765
Franklin Street Properties ‡	35,762	23,302
FrontView REIT ‡	9,068	160,504
FRP Holdings *	5,104	107,235
Getty Realty ‡	23,416	775,538
Gladstone Commercial ‡	20,980	264,558
Gladstone Land ‡	14,976	143,620
Global Medical REIT ‡	5,563	195,094
Global Net Lease ‡	85,794	820,191
Hudson Pacific Properties ‡ *	23,332	214,888
Independence Realty Trust ‡	104,284	1,700,872
Industrial Logistics Properties Trust ‡	23,495	174,568
Innovative Industrial Properties ‡	12,054	653,929
InvenTrust Properties ‡	33,814	1,086,106
JBG SMITH Properties ‡	25,923	388,845
Kennedy-Wilson Holdings	52,440	571,596
Kite Realty Group Trust ‡	94,310	2,467,150
LTC Properties ‡	20,441	781,255
LXP Industrial Trust ‡	25,297	1,288,123
Macerich ‡	111,704	2,427,328
Marcus & Millichap	10,388	288,682
Maui Land & Pineapple *	3,040	47,181
Modiv Industrial ‡	4,130	65,956
National Health Investors ‡	20,344	1,564,657
NET Lease Office Properties ‡	6,551	85,556
NETSTREIT ‡	36,441	749,591
Newmark Group, Cl A	65,758	1,060,019
NexPoint Diversified Real Estate Trust ‡	16,068	87,089

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
NexPoint Residential Trust ‡	9,791	$282,862
One Liberty Properties ‡	8,086	183,633
Outfront Media ‡	64,035	1,975,480
Peakstone Realty Trust ‡	15,949	334,610
Pebblebrook Hotel Trust ‡	48,792	685,528
Phillips Edison ‡	54,732	2,198,311
Piedmont Office Realty Trust ‡ *	53,886	450,487
Postal Realty Trust, Cl A ‡	10,767	235,582
RE/MAX Holdings, Cl A *	8,268	88,468
RLJ Lodging Trust ‡	53,770	443,065
RMR Group, Cl A	6,851	122,016
Ryman Hospitality Properties ‡	26,809	2,817,358
Sabra Health Care REIT ‡	108,088	2,233,098
Safehold ‡	24,309	389,430
Saul Centers ‡	5,427	186,852
Seaport Entertainment Group *	3,373	75,184
Service Properties Trust ‡	235,720	365,366
Sila Realty Trust ‡	24,147	734,793
SITE Centers ‡	22,046	121,033
SL Green Realty ‡	31,137	1,320,520
SmartStop Self Storage REIT ‡	24,146	760,116
St. Joe	16,481	1,064,178
Stratus Properties *	2,968	89,812
Strawberry Fields REIT ‡	3,228	39,930
Summit Hotel Properties ‡	46,165	229,440
Sunstone Hotel Investors ‡	78,874	774,543
Tanger ‡	49,245	1,826,005
Tejon Ranch *	9,253	181,081
Terreno Realty ‡	44,330	2,890,316
Transcontinental Realty Investors *	508	17,993
UMH Properties ‡	34,779	540,813
Universal Health Realty Income Trust ‡	5,617	228,612
Urban Edge Properties ‡	55,156	1,209,019
Veris Residential ‡	34,439	653,308
Whitestone REIT ‡	19,552	370,315
Xenia Hotels & Resorts ‡	41,255	671,219
		73,833,803

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.7%
American States Water	16,757	$1,261,635
Avista	35,262	1,449,268
Black Hills	33,013	2,485,549
Cadiz *	24,256	105,028
California Water Service Group	25,907	1,094,312
Chesapeake Utilities	10,114	1,275,578
Consolidated Water	6,546	209,799
Genie Energy, Cl B	9,237	129,041
Global Water Resources	5,624	39,987
H2O America	14,456	812,283
Hallador Energy *	14,696	228,229
Hawaiian Electric Industries *	70,851	1,067,725
MGE Energy	16,015	1,284,723
Middlesex Water	7,929	403,428
Montauk Renewables *	30,516	44,553
New Jersey Resources	43,868	2,470,207
Northwest Natural Holding	18,029	955,537
Northwestern Energy Group	26,745	1,934,733
Oklo, Cl A *(A)	52,932	3,837,570
ONE Gas	25,925	2,313,028
Ormat Technologies	26,490	3,043,701
Otter Tail	16,691	1,489,505
Portland General Electric	49,167	2,553,242
Pure Cycle *	9,061	104,564
RGC Resources	3,607	81,987
Southwest Gas Holdings	29,778	2,800,621
Spire	25,319	2,308,586
TXNM Energy	43,701	2,580,981
Unitil	7,684	403,103
York Water	6,222	180,562
		38,949,065
TOTAL UNITED STATES		1,358,568,216
TOTAL COMMON STOCK (Cost $1,215,888,004)		1,420,607,731

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

	Number of Rights	Value
RIGHTS — 0.0%
United States — 0.0%
Zimmer Biomet Holdings#(B)	28,145	$—
TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENT(C)(D) — 2.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.580% (Cost $28,299,409)	28,299,409	28,299,409
TOTAL INVESTMENTS — 101.5% (Cost $1,244,187,413)		$1,448,907,140

Percentages are based on Net Assets of $1,427,015,994.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Russell 2000 Index E-Mini	46	Jun-2026	$6,401,175	$6,457,940	$56,766

#	Expiration date not available.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $29,018,029.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $28,299,409. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $-.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2026 (Unaudited)

Global X Russell 2000 ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$1,420,607,731	$—	$—		$1,420,607,731
Rights	—	—	—	^	—
Short-Term Investment	28,299,409	—	—		28,299,409
Total Investments in Securities	$1,448,907,140	$—	$—		$1,448,907,140

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$56,766	$—	$—		$56,766
Total Other Financial Instruments	$56,766	$—	$—		$56,766

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 1.6%
Utilities — 1.6%
Emera	132,770	$7,092,573

UNITED KINGDOM — 4.0%
Utilities — 4.0%
National Grid PLC ADR	196,858	17,626,665

UNITED STATES — 94.3%
Consumer Discretionary — 0.0%
EVgo, Cl A *	50,349	105,733

Industrials — 24.7%
Ameresco, Cl A *	14,075	416,479
American Superconductor *	18,836	1,008,479
AMETEK	72,431	17,057,501
Bloom Energy, Cl A *	82,311	23,323,645
Eaton PLC	42,124	18,240,113
EnerSys	15,073	3,214,468
Eos Energy Enterprises *	112,913	756,517
FuelCell Energy *	20,913	271,869
Hubbell, Cl B	22,811	11,591,866
MasTec *	25,534	10,061,673
NuScale Power *	84,234	1,049,556
Plug Power *	566,454	1,773,001
Quanta Services	28,424	20,686,134
		109,451,301
Utilities — 69.6%
Alliant Energy	111,771	8,207,344
Ameren	119,869	13,623,112
American Electric Power	127,975	17,546,652
Avista	35,292	1,450,501
Clearway Energy, Cl C	38,112	1,538,200
Consolidated Edison	155,331	17,317,853
Constellation Energy	57,762	18,079,506
Dominion Energy	274,116	17,680,482
Duke Energy	133,636	17,312,544
Edison International	177,622	12,342,953

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	148,123	$17,465,183
Evergy	99,564	8,247,882
Eversource Energy	163,768	11,578,398
Exelon	363,892	16,735,393
FirstEnergy	256,073	12,168,589
Hawaiian Electric Industries *	73,999	1,115,165
IDACORP	23,791	3,514,882
NextEra Energy	186,017	18,207,344
Northwestern Energy Group	25,693	1,858,632
OGE Energy	90,969	4,439,287
Ormat Technologies	25,373	2,915,358
Pinnacle West Capital	51,904	5,383,483
Portland General Electric	50,969	2,646,820
Public Service Enterprise Group	209,742	17,127,532
Southern	181,056	17,508,115
Talen Energy *	17,061	6,353,858
TXNM Energy	46,714	2,758,929
Vistra	104,682	16,523,007
Xcel Energy	211,035	17,505,353
		309,152,357
TOTAL UNITED STATES		418,709,391
TOTAL COMMON STOCK (Cost $391,376,537)		443,428,629
TOTAL INVESTMENTS — 99.9% (Cost $391,376,537)		$443,428,629

Percentages are based on Net Assets of $443,983,120.

*	Non-income producing security.

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 3.8%
Verizon Communications	1,318	$63,304

Consumer Discretionary — 19.5%
Amazon.com *	324	85,879
AutoZone *	6	22,224
Deckers Outdoor *	45	4,599
Domino’s Pizza	9	3,055
Home Depot	213	70,034
Lowe’s	169	40,356
Lululemon Athletica *	32	4,406
NVR *	1	6,316
O’Reilly Automotive *	267	26,540
Starbucks	344	36,234
Tapestry	62	8,992
Yum! Brands	83	13,251
		321,886
Consumer Staples — 12.0%
Altria Group	502	36,470
Kimberly-Clark	99	9,745
PepsiCo	402	63,713
Walmart	662	87,338
		197,266
Energy — 0.5%
Texas Pacific Land	18	7,986

Financials — 8.1%
Ameriprise Financial	27	12,819
Capital One Financial	187	35,773
Progressive	177	35,626
S&P Global	94	40,536
Synchrony Financial	103	7,849
		132,603
Health Care — 28.0%
AbbVie	333	70,369
Cencora	58	17,865

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	75	$70,095
IDEXX Laboratories *	24	13,459
McKesson	37	30,162
Merck	760	82,977
Pfizer	1,720	45,924
Regeneron Pharmaceuticals	30	21,212
ResMed	44	9,408
UnitedHealth Group	228	84,469
Zoetis, Cl A	134	15,406
		461,346
Industrials — 7.4%
Automatic Data Processing	123	26,069
Cintas	102	17,820
Copart *	265	8,774
Lennox International	10	5,349
Lockheed Martin	61	31,596
Paychex	98	9,078
United Parcel Service, Cl B	215	23,392
		122,078
Information Technology — 20.5%
Adobe *	126	31,009
Arista Networks *	306	52,849
Cisco Systems	935	85,553
Fair Isaac *	7	7,175
GoDaddy, Cl A *	41	3,558
Intuit	84	32,634
Microsoft	157	64,021
Oracle	336	54,227

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign	26	$6,985
		338,011
TOTAL UNITED STATES		1,644,480
TOTAL COMMON STOCK (Cost $1,739,812)		1,644,480
TOTAL INVESTMENTS — 99.8% (Cost $1,739,812)		$1,644,480

Percentages are based on Net Assets of $1,648,282.

*	Non-income producing security.

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 5.6%
AT&T	830	$21,688
Charter Communications, Cl A *	10	1,652
Comcast, Cl A	426	11,519
Fox, Cl A	24	1,524
Fox, Cl B	17	969
Live Nation Entertainment *	19	3,001
Omnicom Group	37	2,838
Paramount Skydance, Cl B	36	369
Take-Two Interactive Software *	20	4,275
TKO Group Holdings, Cl A	8	1,489
T-Mobile US	56	10,948
Trade Desk, Cl A *	52	1,227
Verizon Communications	494	23,727
Walt Disney	210	21,787
Warner Bros Discovery *	290	7,844
		114,857
Consumer Discretionary — 12.7%
Amazon.com *	568	150,554
AutoZone *	1	3,704
Best Buy	11	665
Carnival	63	1,670
Carvana, Cl A *	8	3,166
Chipotle Mexican Grill, Cl A *	77	2,617
Darden Restaurants	7	1,404
Deckers Outdoor *	9	920
Domino’s Pizza	2	679
DoorDash, Cl A *	22	3,710
DR Horton	16	2,462
eBay	26	2,691
Expedia Group	7	1,739
Ford Motor	228	2,754
General Motors	54	4,152
Genuine Parts	8	858
Hasbro	8	767
Hilton Worldwide Holdings	14	4,537
Home Depot	58	19,070
Lennar, Cl A	13	1,174

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe’s	33	$7,880
Lululemon Athletica *	6	826
Marriott International, Cl A	13	4,702
MGM Resorts International *	12	467
O’Reilly Automotive *	49	4,871
Pool	2	427
PulteGroup	11	1,346
Ross Stores	19	4,328
Starbucks	66	6,952
Tapestry	12	1,741
TJX	65	10,189
Tractor Supply	31	1,088
Ulta Beauty *	3	1,612
Williams-Sonoma	7	1,268
Yum! Brands	16	2,554
		259,544
Consumer Staples — 5.3%
Altria Group	98	7,120
Campbell’s Company	11	229
Church & Dwight	14	1,359
Clorox	7	675
Conagra Brands	28	402
Constellation Brands, Cl A	8	1,253
Costco Wholesale	26	26,378
Dollar General	13	1,506
Dollar Tree *	11	1,068
General Mills	31	1,095
Hershey	9	1,672
Hormel Foods	17	365
J M Smucker	6	588
Keurig Dr Pepper	79	2,322
Kimberly-Clark	19	1,870
Kraft Heinz	50	1,133
Kroger	35	2,382
McCormick	15	763
Molson Coors Beverage, Cl B	10	427
Monster Beverage *	41	3,160
PepsiCo	80	12,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	28	$2,092
Target	27	3,503
Tyson Foods, Cl A	16	1,025
Walmart	255	33,642
		108,708
Energy — 2.7%
APA	21	855
ConocoPhillips	72	9,056
Coterra Energy	44	1,580
Devon Energy	36	1,849
Diamondback Energy	11	2,262
EOG Resources	32	4,498
EQT	36	2,163
Expand Energy	14	1,430
Kinder Morgan	114	3,747
Marathon Petroleum	17	4,221
Occidental Petroleum	42	2,544
ONEOK	37	3,421
Phillips 66	23	4,121
Targa Resources	12	3,121
Texas Pacific Land	3	1,331
Valero Energy	18	4,547
Williams	71	5,418
		56,164
Financials — 14.8%
Allstate	14	3,042
American Express	28	9,045
Ameriprise Financial	5	2,374
Apollo Global Management	24	3,089
Ares Management, Cl A	11	1,291
Arthur J Gallagher	13	2,683
Assurant	3	709
Bank of America	353	18,871
Bank of New York Mellon	37	4,972
Berkshire Hathaway, Cl B *	96	45,466
Blackstone	39	4,898
Block, Cl A *	29	2,045

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Brown & Brown	15	$902
Capital One Financial	33	6,313
CBOE Global Markets	5	1,500
Charles Schwab	88	8,064
Chubb	19	6,213
Cincinnati Financial	8	1,309
Citizens Financial Group	23	1,496
CME Group, Cl A	19	5,469
Coinbase Global, Cl A *	12	2,253
Corpay *	4	1,226
Erie Indemnity, Cl A	1	219
Everest Group	2	714
FactSet Research Systems	2	455
Fidelity National Information Services	27	1,256
Fifth Third Bancorp	35	1,777
Fiserv *	28	1,754
Franklin Resources	16	480
Global Payments	12	864
Globe Life	4	617
Goldman Sachs Group	16	14,780
Hartford Insurance Group	15	2,052
Huntington Bancshares	82	1,374
Interactive Brokers Group, Cl A	23	1,829
Intercontinental Exchange	30	4,743
Invesco	23	603
Jack Henry & Associates	4	615
JPMorgan Chase	143	44,792
KeyCorp	49	1,083
KKR	36	3,756
Loews	9	1,013
M&T Bank	8	1,749
MetLife	29	2,323
Moody’s	8	3,695
Morgan Stanley	63	12,007
Nasdaq	24	2,206
Northern Trust	10	1,663
PayPal Holdings	49	2,457
PNC Financial Services Group	21	4,683
Principal Financial Group	11	1,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Progressive	31	$6,240
Prudential Financial	18	1,766
Raymond James Financial	9	1,425
Regions Financial	46	1,313
Robinhood Markets, Cl A *	41	2,988
S&P Global	16	6,900
State Street	15	2,293
Synchrony Financial	19	1,448
T Rowe Price Group	11	1,132
Travelers	12	3,662
Truist Financial	67	3,450
US Bancorp	81	4,589
W R Berkley	16	1,069
Wells Fargo	165	13,568
Willis Towers Watson PLC	5	1,281
		303,023
Health Care — 11.9%
AbbVie	90	19,019
Amgen	27	9,349
Baxter International	26	457
Becton Dickinson	15	2,236
Biogen *	7	1,325
Bio-Techne	8	442
Boston Scientific *	75	4,321
Bristol-Myers Squibb	104	6,301
Cardinal Health	12	2,315
Cencora	10	3,080
Centene *	24	1,289
Charles River Laboratories International *	3	501
Cigna Group	14	4,068
Cooper *	10	629
CVS Health	65	5,414
DaVita *	2	310
Dexcom *	20	1,191
Edwards Lifesciences *	30	2,505
Elevance Health	11	4,141
Eli Lilly	41	38,319
Gilead Sciences	63	8,243

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HCA Healthcare	8	$3,476
Henry Schein *	5	373
Humana	6	1,419
IDEXX Laboratories *	4	2,243
Incyte *	8	762
Insulet *	4	689
Intuitive Surgical *	18	8,237
Johnson & Johnson	123	28,271
Labcorp Holdings	4	1,027
McKesson	6	4,891
Medtronic PLC	65	5,263
Merck	126	13,757
Moderna *	18	827
Pfizer	289	7,716
Quest Diagnostics	6	1,165
Regeneron Pharmaceuticals	5	3,535
ResMed	7	1,497
Solventum *	8	539
STERIS PLC	5	1,084
Stryker	18	5,672
Thermo Fisher Scientific	19	9,100
UnitedHealth Group	46	17,042
Universal Health Services, Cl B	3	505
Vertex Pharmaceuticals *	13	5,556
Zimmer Biomet Holdings	10	824
Zoetis, Cl A	22	2,529
		243,454
Industrials — 11.6%
A O Smith	7	433
Allegion PLC	5	687
AMETEK	13	3,061
Automatic Data Processing	24	5,087
Axon Enterprise *	5	2,009
Boeing *	46	10,535
Broadridge Financial Solutions	7	1,078
Builders FirstSource *	6	475
Carrier Global	46	3,090
Caterpillar	27	24,033

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CH Robinson Worldwide	7	$1,273
Cintas	20	3,494
Comfort Systems USA	2	3,680
Copart *	52	1,722
CSX	108	4,906
Cummins	8	5,368
Deere	15	8,848
Delta Air Lines	38	2,584
Dover	8	1,811
Eaton PLC	23	9,959
EMCOR Group	3	2,675
Equifax	7	1,218
Fastenal	67	3,010
FedEx	13	5,243
Fortive	19	1,136
Generac Holdings *	3	778
General Dynamics	15	5,164
Honeywell International	37	7,930
Hubbell, Cl B	3	1,525
Huntington Ingalls Industries	2	729
Jacobs Solutions	7	906
JB Hunt Transport Services	4	1,006
Johnson Controls International PLC	36	5,257
L3Harris Technologies	11	3,526
Leidos Holdings	7	1,045
Lennox International	2	1,070
Lockheed Martin	12	6,216
Masco	12	862
Norfolk Southern	13	4,106
Northrop Grumman	8	4,636
Old Dominion Freight Line	11	2,337
PACCAR	31	3,683
Parker-Hannifin	7	6,366
Paychex	19	1,760
Pentair PLC	10	807
Quanta Services	9	6,550
Republic Services, Cl A	12	2,511
Rockwell Automation	7	2,862
Rollins	17	947

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RTX	78	$13,733
Snap-On	3	1,150
Southwest Airlines	30	1,138
Stanley Black & Decker	9	703
Textron	10	960
Trane Technologies PLC	13	6,403
TransDigm Group	3	3,480
Union Pacific	35	9,432
United Airlines Holdings *	19	1,710
United Parcel Service, Cl B	43	4,678
United Rentals	4	3,839
Verisk Analytics, Cl A	8	1,476
Waste Management	22	5,116
WW Grainger	3	3,484
Xylem	14	1,654
		238,950
Information Technology — 27.0%
Adobe *	52	12,797
Akamai Technologies *	18	1,854
AppLovin, Cl A *	34	15,176
Arista Networks *	128	22,107
CDW	16	2,191
Cisco Systems	489	44,743
Cognizant Technology Solutions, Cl A	60	3,174
Crowdstrike Holdings, Cl A *	31	13,818
Datadog, Cl A *	40	5,288
Dell Technologies, Cl C	37	7,731
EPAM Systems *	7	796
F5 *	7	2,267
Fair Isaac *	3	3,075
First Solar *	13	2,625
Gartner *	9	1,336
Gen Digital	69	1,331
GoDaddy, Cl A *	17	1,475
Intuit	35	13,597
Micron Technology	139	71,885
Microsoft	429	174,938
Motorola Solutions	21	9,220

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Oracle	209	$33,730
Palantir Technologies, Cl A *	284	39,507
Palo Alto Networks *	85	15,242
Roper Technologies	13	4,613
Salesforce	118	20,831
ServiceNow *	129	11,392
Skyworks Solutions	18	1,263
Super Micro Computer *	62	1,699
Teledyne Technologies *	6	3,875
Trimble *	30	2,020
Tyler Technologies *	5	1,706
VeriSign	10	2,687
Workday, Cl A *	27	3,305
		553,294
Materials — 1.2%
CF Industries Holdings	9	1,118
CRH PLC	39	4,619
Ecolab	15	3,909
International Paper	31	943
Martin Marietta Materials	4	2,476
Nucor	13	2,929
Packaging Corp of America	5	1,067
Sherwin-Williams	13	4,181
Steel Dynamics	8	1,829
Vulcan Materials	8	2,414
		25,485
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	9	365
American Tower ‡	27	4,933
AvalonBay Communities ‡	8	1,464
BXP ‡	9	526
Camden Property Trust ‡	6	630
CBRE Group, Cl A *	17	2,426
CoStar Group *	25	865
Crown Castle ‡	25	2,219
Digital Realty Trust ‡	19	3,818
Equity Residential ‡	20	1,308

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Essex Property Trust ‡	4	$1,053
Extra Space Storage ‡	12	1,720
Federal Realty Investment Trust ‡	5	555
Healthpeak Properties ‡	40	647
Host Hotels & Resorts ‡	37	782
Invitation Homes ‡	33	949
Iron Mountain ‡	17	2,142
Kimco Realty ‡	39	922
Mid-America Apartment Communities ‡	7	904
ProLogis ‡	54	7,669
Public Storage ‡	9	2,722
Realty Income ‡	54	3,469
Regency Centers ‡	10	779
SBA Communications, Cl A ‡	6	1,327
Simon Property Group ‡	19	3,870
UDR ‡	17	618
Ventas ‡	27	2,372
VICI Properties, Cl A ‡	62	1,810
Welltower ‡	40	8,694
Weyerhaeuser ‡	42	1,030
		62,588
Utilities — 4.1%
Alliant Energy	15	1,101
Ameren	16	1,818
American Electric Power	31	4,250
American Water Works	11	1,413
Atmos Energy	9	1,710
CenterPoint Energy	38	1,659
CMS Energy	18	1,381
Consolidated Edison	21	2,341
Constellation Energy	18	5,634
Dominion Energy	50	3,225
DTE Energy	12	1,820
Duke Energy	45	5,830
Edison International	22	1,529
Entergy	26	3,066
Evergy	13	1,077
Eversource Energy	22	1,555

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	59	$2,713
FirstEnergy	30	1,426
NextEra Energy	121	11,844
NiSource	28	1,352
NRG Energy	11	1,711
PG&E	128	2,127
Pinnacle West Capital	7	726
PPL	43	1,610
Public Service Enterprise Group	29	2,368
Sempra	38	3,615
Southern	64	6,189
Vistra	19	2,999
WEC Energy Group	19	2,241
Xcel Energy	34	2,820
		83,150
TOTAL UNITED STATES		2,049,217
TOTAL COMMON STOCK (Cost $1,959,785)		2,049,217
TOTAL INVESTMENTS — 99.9% (Cost $1,959,785)		$2,049,217

Percentages are based on Net Assets of $2,050,401.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	22	$6,459

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	24	5,080

UNITED STATES — 99.7%
Communication Services — 11.0%
Alphabet, Cl A	489	188,167
Alphabet, Cl C	392	149,721
AT&T	588	15,364
Charter Communications, Cl A *	7	1,156
Comcast, Cl A	301	8,139
EchoStar, Cl A *	11	1,355
Fox, Cl A	17	1,079
Fox, Cl B	12	684
Live Nation Entertainment *	13	2,053
Meta Platforms, Cl A	184	112,591
Netflix *	354	33,138
News, Cl A	31	816
News, Cl B	11	335
Omnicom Group	26	1,995
Paramount Skydance Corp, Cl B	26	266
TKO Group Holdings, Cl A	6	1,117
T-Mobile US	40	7,820
Trade Desk, Cl A *	37	873
Verizon Communications	354	17,003
Walt Disney	149	15,459
Warner Bros Discovery *	208	5,626
		564,757
Consumer Discretionary — 10.0%
Airbnb, Cl A *	35	4,913
Amazon.com *	814	215,759
APTIV PLC *	18	1,085
AutoZone *	1	3,704
Best Buy	17	1,028

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Booking Holdings	67	$11,280
Carnival	96	2,545
Carvana, Cl A *	12	4,750
Chipotle Mexican Grill, Cl A *	108	3,671
Darden Restaurants	10	2,006
Deckers Outdoor *	12	1,226
Domino’s Pizza	2	679
DoorDash, Cl A *	31	5,228
DR Horton	23	3,539
eBay	37	3,829
Expedia Group	10	2,484
Ford Motor	326	3,938
Garmin	13	3,265
General Motors	76	5,844
Genuine Parts	12	1,287
Hasbro	11	1,054
Hilton Worldwide Holdings	19	6,157
Home Depot	83	27,290
Lennar, Cl A	18	1,625
Lowe’s	47	11,223
Lululemon Athletica *	8	1,102
Marriott International, Cl A	18	6,510
McDonald’s	59	17,322
NIKE, Cl B	100	4,436
Norwegian Cruise Line Holdings *	38	691
NVR *	1	6,316
O’Reilly Automotive *	70	6,958
Pool	2	427
PulteGroup	16	1,958
Ralph Lauren, Cl A	4	1,434
Ross Stores	26	5,922
Royal Caribbean Cruises	20	5,275
Starbucks	95	10,006
Tapestry	17	2,466
Tesla *	234	89,301
TJX	92	14,421
Tractor Supply	44	1,544
Ulta Beauty *	4	2,150
Williams-Sonoma	10	1,812

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum! Brands	23	$3,672
		513,132
Consumer Staples — 4.9%
Archer-Daniels-Midland	47	3,503
Bunge Global	13	1,652
Church & Dwight	23	2,232
Clorox	12	1,157
Coca-Cola	379	29,850
Colgate-Palmolive	79	6,744
Conagra Brands	47	675
Costco Wholesale	43	43,625
Dollar General	22	2,549
Dollar Tree *	18	1,748
Estee Lauder, Cl A	24	1,841
General Mills	52	1,836
Hershey	14	2,600
Hormel Foods	29	623
J M Smucker	11	1,078
Keurig Dr Pepper	133	3,910
Kimberly-Clark	32	3,150
Kraft Heinz	83	1,881
Kroger	57	3,880
McCormick	25	1,271
Mondelez International, Cl A	125	7,680
Monster Beverage *	70	5,395
PepsiCo	133	21,079
Procter & Gamble	227	33,390
Sysco	47	3,511
Target	44	5,709
The Campbell’s Company	19	395
Tyson Foods, Cl A	28	1,794
Walmart	429	56,598
		251,356
Energy — 3.5%
APA	30	1,222
Baker Hughes, Cl A	83	5,783
Chevron	156	30,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
ConocoPhillips	102	$12,830
Coterra Energy	64	2,298
Devon Energy	52	2,671
Diamondback Energy	16	3,290
EOG Resources	46	6,466
EQT	52	3,124
Expand Energy	20	2,043
Exxon Mobil	348	53,707
Halliburton	70	2,961
Kinder Morgan	163	5,358
Marathon Petroleum	24	5,959
Occidental Petroleum	60	3,635
ONEOK	53	4,900
Phillips 66	34	6,091
SLB	125	7,110
Targa Resources	18	4,681
Texas Pacific Land	5	2,218
Valero Energy	25	6,315
Williams	102	7,784
		180,602
Financials — 12.0%
Aflac	41	4,660
Allstate	23	4,997
American Express	46	14,860
American International Group	47	3,516
Ameriprise Financial	8	3,798
Aon PLC, Cl A	18	5,610
Apollo Global Management	40	5,149
Arch Capital Group *	31	2,928
Ares Management, Cl A	18	2,113
Arthur J Gallagher	22	4,541
Assurant	5	1,181
Bank of America	572	30,579
Bank of New York Mellon	59	7,928
Berkshire Hathaway, Cl B *	158	74,829
Blackrock	12	12,787
Blackstone	65	8,163
Block, Cl A *	47	3,314

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Brown & Brown	25	$1,504
Capital One Financial	54	10,330
CBOE Global Markets	10	3,001
Charles Schwab	144	13,196
Chubb	31	10,137
Cincinnati Financial	13	2,127
Citigroup	151	19,325
Citizens Financial Group	37	2,407
CME Group, Cl A	31	8,922
Coinbase Global, Cl A *	19	3,568
Corpay *	6	1,839
Erie Indemnity, Cl A	2	438
Everest Group	4	1,427
FactSet Research Systems	4	910
Fidelity National Information Services	44	2,047
Fifth Third Bancorp	78	3,959
Fiserv *	47	2,945
Franklin Resources	26	779
Global Payments	20	1,439
Globe Life	7	1,080
Goldman Sachs Group	26	24,018
Hartford Financial Services Group	24	3,283
Huntington Bancshares	175	2,933
Interactive Brokers Group, Cl A	38	3,021
Intercontinental Exchange	49	7,746
Invesco	38	996
Jack Henry & Associates	6	922
JPMorgan Chase	233	72,983
KeyCorp	80	1,769
KKR	59	6,156
Loews	14	1,577
M&T Bank	13	2,842
Marsh & McLennan	42	7,044
Mastercard, Cl A	71	35,707
MetLife	48	3,845
Moody’s	13	6,004
Morgan Stanley	103	19,631
MSCI, Cl A	6	3,548
Nasdaq	38	3,493

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Northern Trust	16	$2,661
PayPal Holdings	79	3,961
PNC Financial Services Group	35	7,805
Principal Financial Group	17	1,715
Progressive	50	10,064
Prudential Financial	30	2,943
Raymond James Financial	16	2,533
Regions Financial	74	2,113
Robinhood Markets, Cl A *	68	4,957
S&P Global	26	11,212
State Street	24	3,668
Synchrony Financial	30	2,286
T Rowe Price Group	19	1,955
Travelers	19	5,798
Truist Financial	109	5,614
US Bancorp	134	7,592
Visa, Cl A	145	47,827
W R Berkley	25	1,671
Willis Towers Watson PLC	8	2,050
		618,276
Health Care — 8.3%
Abbott Laboratories	265	24,059
AbbVie	270	57,056
Agilent Technologies	43	4,969
Align Technology *	10	1,760
Amgen	82	28,392
Baxter International	78	1,371
Becton Dickinson	43	6,409
Biogen *	23	4,353
Bio-Techne	24	1,328
Boston Scientific *	226	13,020
Cardinal Health	36	6,944
Cencora	30	9,240
Charles River Laboratories International *	7	1,169
Cigna Group	40	11,623
Cooper *	30	1,887
CVS Health	194	16,158
Danaher	96	17,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
DaVita *	5	$776
Dexcom *	59	3,513
Edwards Lifesciences *	89	7,432
Elevance Health	34	12,798
GE HealthCare Technologies	70	4,259
Gilead Sciences	190	24,860
Henry Schein *	16	1,193
Humana	18	4,256
IDEXX Laboratories *	12	6,730
Incyte *	25	2,382
Insulet *	11	1,894
Intuitive Surgical *	54	24,711
IQVIA Holdings *	26	4,118
Labcorp Holdings	13	3,338
McKesson	19	15,489
Medtronic PLC	196	15,870
Mettler-Toledo International *	3	3,830
Quest Diagnostics	17	3,301
ResMed	23	4,918
Revvity	17	1,473
Solventum *	23	1,549
STERIS PLC	14	3,036
Stryker	53	16,702
Thermo Fisher Scientific	58	27,780
Viatris	175	2,615
Waters *	14	4,329
West Pharmaceutical Services	11	3,273
Zimmer Biomet Holdings	30	2,473
Zoetis, Cl A	65	7,473
		423,288
Industrials — 9.0%
3M	50	7,326
A O Smith	11	680
Allegion PLC	8	1,100
AMETEK	22	5,181
Automatic Data Processing	38	8,054
Axon Enterprise *	7	2,812
Boeing *	74	16,948

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Broadridge Financial Solutions	11	$1,694
Builders FirstSource *	11	870
Carrier Global	74	4,971
Caterpillar	44	39,165
CH Robinson Worldwide	11	2,000
Cintas	32	5,591
Comfort Systems USA	3	5,521
Copart *	84	2,781
CSX	176	7,996
Cummins	13	8,723
Deere	24	14,157
Delta Air Lines	61	4,147
Dover	13	2,943
Eaton PLC	37	16,021
EMCOR Group	5	4,458
Emerson Electric	53	7,443
Equifax	11	1,913
Expeditors International of Washington	13	1,923
Fastenal	109	4,897
FedEx	20	8,066
Fortive	30	1,794
GE Aerospace	100	28,993
GE Vernova	25	27,087
Generac Holdings *	6	1,555
Honeywell International	60	12,860
Howmet Aerospace	38	9,236
Hubbell, Cl B	5	2,541
Huntington Ingalls Industries	4	1,457
IDEX	7	1,525
Illinois Tool Works	25	6,450
Ingersoll Rand	34	2,715
Jacobs Solutions	11	1,424
JB Hunt Transport Services	7	1,761
Johnson Controls International PLC	58	8,470
Leidos Holdings	12	1,791
Lennox International	4	2,140
Masco	19	1,365
Nordson	5	1,442
Norfolk Southern	22	6,948

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Old Dominion Freight Line	18	$3,824
Otis Worldwide	37	2,882
PACCAR	49	5,821
Parker-Hannifin	12	10,913
Paychex	30	2,779
Pentair PLC	16	1,291
Quanta Services	14	10,189
Republic Services, Cl A	19	3,975
Rockwell Automation	11	4,498
Rollins	28	1,560
Snap-On	5	1,917
Southwest Airlines	47	1,782
Stanley Black & Decker	14	1,094
Textron	17	1,631
Trane Technologies PLC	20	9,851
TransDigm Group	5	5,800
Uber Technologies *	195	14,549
Union Pacific	56	15,091
United Airlines Holdings *	31	2,790
United Parcel Service, Cl B	70	7,616
United Rentals	6	5,759
Veralto	24	2,117
Verisk Analytics, Cl A	13	2,398
Vertiv Holdings, Cl A	36	11,826
Waste Management	35	8,139
Westinghouse Air Brake Technologies	16	4,318
WW Grainger	4	4,645
Xylem	23	2,718
		460,708
Information Technology — 34.9%
Accenture PLC, Cl A	52	9,293
Adobe *	35	8,614
Advanced Micro Devices *	137	48,565
Akamai Technologies *	12	1,236
Amphenol, Cl A	103	15,169
Analog Devices	41	16,493
Apple	1,228	333,218
Applied Materials	66	26,036

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
AppLovin, Cl A *	23	$10,266
Arista Networks *	86	14,853
Autodesk *	18	4,266
Broadcom	396	165,302
Cadence Design Systems *	23	7,581
CDW	11	1,506
Ciena *	12	6,331
Cisco Systems	330	30,195
Cognizant Technology Solutions, Cl A	40	2,116
Coherent *	16	5,115
Corning	65	10,676
Crowdstrike Holdings, Cl A *	22	9,807
Datadog, Cl A *	28	3,701
Dell Technologies, Cl C	25	5,224
EPAM Systems *	5	569
F5 *	5	1,620
Fair Isaac *	2	2,050
First Solar *	8	1,615
Fortinet *	53	4,468
Gartner *	6	891
Gen Digital	46	887
GoDaddy, Cl A *	11	955
Hewlett Packard Enterprise	112	3,222
HP	77	1,606
Intel *	392	37,036
International Business Machines	78	18,016
Intuit	23	8,936
Jabil	8	2,700
Keysight Technologies *	14	4,899
KLA	11	19,254
Lam Research	104	26,817
Lumentum Holdings *	6	5,414
Microchip Technology	46	4,274
Micron Technology	94	48,613
Microsoft	621	253,231
Monolithic Power Systems	4	6,458
Motorola Solutions	14	6,146
NetApp	17	1,883
NVIDIA	2,032	405,526

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	32	$3,226
Oracle	142	22,917
Palantir Technologies, Cl A *	191	26,570
Palo Alto Networks *	67	12,014
PTC *	10	1,363
QUALCOMM	89	15,983
Roper Technologies	8	2,838
Salesforce	78	13,769
SANDISK *	12	13,158
Seagate Technology Holdings	18	12,126
ServiceNow *	88	7,771
Skyworks Solutions	12	842
Super Micro Computer *	42	1,151
Synopsys *	16	7,722
Teledyne Technologies *	4	2,583
Teradyne	13	4,465
Texas Instruments	76	21,362
Trimble *	20	1,346
Tyler Technologies *	4	1,365
VeriSign	7	1,881
Western Digital	29	12,601
Workday, Cl A *	18	2,203
Zebra Technologies, Cl A *	4	905
		1,792,810
Materials — 1.9%
Air Products & Chemicals	18	5,401
Albemarle	10	1,967
Amcor PLC	38	1,446
Avery Dennison	6	984
Ball	22	1,344
CF Industries Holdings	13	1,615
Corteva	55	4,456
CRH PLC	55	6,513
Dow	60	2,429
DuPont de Nemours	34	1,552
Ecolab	22	5,733
Freeport-McMoRan	119	6,876
International Flavors & Fragrances	22	1,544

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
International Paper	43	$1,308
Linde PLC	38	19,043
LyondellBasell Industries, Cl A	22	1,641
Martin Marietta Materials	5	3,095
Mosaic	26	605
Newmont	90	9,998
Nucor	19	4,281
Packaging Corp of America	7	1,494
PPG Industries	18	1,953
Sherwin-Williams	19	6,111
Smurfit WestRock PLC	43	1,651
Steel Dynamics	11	2,515
Vulcan Materials	11	3,319
		98,874
Real Estate — 1.9%
American Tower ‡	42	7,674
AvalonBay Communities ‡	13	2,379
BXP ‡	13	760
Camden Property Trust ‡	10	1,050
CBRE Group, Cl A *	26	3,711
CoStar Group *	38	1,315
Crown Castle ‡	40	3,551
Digital Realty Trust ‡	29	5,827
Equinix ‡	8	8,663
Equity Residential ‡	31	2,027
Essex Property Trust ‡	6	1,579
Extra Space Storage ‡	19	2,723
Federal Realty Investment Trust ‡	7	776
Host Hotels & Resorts ‡	58	1,226
Invitation Homes ‡	50	1,438
Iron Mountain ‡	26	3,276
Kimco Realty ‡	60	1,418
Mid-America Apartment Communities ‡	11	1,421
ProLogis ‡	84	11,930
Public Storage ‡	14	4,234
Realty Income ‡	83	5,332
Regency Centers ‡	14	1,090
SBA Communications, Cl A ‡	10	2,212

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	29	$5,908
UDR ‡	28	1,018
Welltower ‡	62	13,475
Weyerhaeuser ‡	65	1,594
		97,607
Utilities — 2.3%
AES	59	853
Alliant Energy	22	1,615
Ameren	23	2,614
American Electric Power	44	6,033
American Water Works	16	2,055
Atmos Energy	13	2,470
CenterPoint Energy	54	2,357
CMS Energy	25	1,918
Consolidated Edison	30	3,345
Constellation Energy	25	7,825
Dominion Energy	71	4,580
DTE Energy	17	2,579
Duke Energy	64	8,291
Edison International	31	2,154
Entergy	37	4,363
Evergy	19	1,574
Eversource Energy	31	2,192
Exelon	84	3,863
FirstEnergy	43	2,043
NextEra Energy	172	16,835
NiSource	40	1,931
NRG Energy	18	2,800
PG&E	181	3,008
Pinnacle West Capital	10	1,037
PPL	61	2,284
Public Service Enterprise Group	41	3,348
Sempra	54	5,136
Southern	91	8,800
Vistra	26	4,104
WEC Energy Group	26	3,066

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	49	$4,065
		119,138
TOTAL UNITED STATES		5,120,548
TOTAL COMMON STOCK (Cost $4,837,492)		5,132,087
TOTAL INVESTMENTS — 99.9% (Cost $4,837,492)		$5,132,087

Percentages are based on Net Assets of $5,135,391.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NYSE® 100 ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.1%
Information Technology — 0.1%
IREN *	45	$2,048

BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	7	12,548

CANADA — 0.9%
Information Technology — 0.9%
Celestica *	17	6,963
D-Wave Quantum *	54	1,095
Shopify, Cl A *	180	21,804

TOTAL CANADA		29,862
CHINA — 1.9%
Consumer Discretionary — 1.9%
Alibaba Group Holding ADR	352	46,422
PDD Holdings ADR *	204	20,375

TOTAL CHINA		66,797
GERMANY — 0.8%
Information Technology — 0.8%
SAP ADR	168	28,474

NETHERLANDS — 2.5%
Information Technology — 2.5%
ASML Holding	57	82,022
Nebius Group, Cl A *	30	4,147

TOTAL NETHERLANDS		86,169
SINGAPORE — 0.2%
Consumer Discretionary — 0.2%
Sea ADR *	84	7,130

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NYSE® 100 ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 0.3%
Information Technology — 0.3%
TE Connectivity PLC	43	$9,101

TAIWAN — 3.9%
Information Technology — 3.9%
Taiwan Semiconductor Manufacturing ADR	343	135,849

UNITED STATES — 88.9%
Communication Services — 14.1%
Alphabet, Cl A	410	157,768
Alphabet, Cl C	356	135,971
Electronic Arts	33	6,678
Meta Platforms, Cl A	162	99,129
Netflix *	619	57,945
Reddit, Cl A *	20	2,945
ROBLOX, Cl A *	90	4,973
Spotify Technology *	22	9,824
Take-Two Interactive Software *	25	5,344
TKO Group Holdings, Cl A	9	1,675
		482,252
Consumer Discretionary — 9.4%
Airbnb, Cl A *	60	8,422
Amazon.com *	686	181,831
Booking Holdings	117	19,698
DoorDash, Cl A *	52	8,770
Garmin	24	6,027
Tesla *	261	99,605
		324,353
Financials — 4.2%
Affirm Holdings, Cl A *	42	2,700
Mastercard, Cl A	120	60,351
Visa, Cl A	248	81,800
		144,851
Industrials — 1.4%
Rocket Lab *	84	6,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NYSE® 100 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Uber Technologies *	291	$21,711
Vertiv Holdings, Cl A	55	18,067
		46,709
Information Technology — 59.8%
Adobe *	60	14,766
Advanced Micro Devices *	240	85,078
Amphenol, Cl A	180	26,509
Analog Devices	72	28,963
Apple	1,035	280,847
Applied Materials	117	46,155
AppLovin, Cl A *	33	14,730
Arista Networks *	153	26,425
ARM Holdings PLC ADR *	21	4,417
Astera Labs *	21	4,090
Atlassian, Cl A *	24	1,646
Autodesk *	31	7,347
BitMine Immersion Technologies	63	1,348
Broadcom	328	136,917
Cadence Design Systems *	40	13,184
Ciena *	21	11,079
Cipher Digital *	52	922
Circle Internet Group, Cl A *	24	2,181
Cisco Systems	582	53,253
Cloudflare, Cl A *	46	9,429
Coherent *	26	8,312
Corning	117	19,216
Credo Technology Group Holding *	24	4,176
Crowdstrike Holdings, Cl A *	36	16,047
Datadog, Cl A *	48	6,345
Dell Technologies, Cl C	46	9,612
Fair Isaac *	3	3,075
Figma, Cl A *	27	478
First Solar *	15	3,028
Fortinet *	90	7,588
Intel *	623	58,861
International Business Machines	138	31,875
Intuit	40	15,540
IonQ *	54	2,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NYSE® 100 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Keysight Technologies *	25	$8,748
KLA	19	33,257
Lam Research	184	47,446
Lumentum Holdings *	10	9,023
MACOM Technology Solutions Holdings *	10	2,816
Marvell Technology	129	21,304
Micron Technology	166	85,849
Microsoft	516	210,414
MongoDB, Cl A *	12	3,010
Monolithic Power Systems	7	11,301
Motorola Solutions	24	10,537
NVIDIA	1,650	329,290
Ondas *	66	663
Oracle	252	40,670
Palantir Technologies, Cl A *	324	45,072
Palo Alto Networks *	120	21,518
QUALCOMM	157	28,194
Roper Technologies	15	5,322
Salesforce	135	23,832
Samsara, Cl A *	51	1,466
SANDISK *	21	23,027
Seagate Technology Holdings	32	21,556
ServiceNow *	153	13,511
Snowflake, Cl A *	48	6,551
Strategy, Cl A *	46	7,611
Synopsys *	27	13,030
Teradyne	23	7,900
Texas Instruments	134	37,665
Western Digital	50	21,726
Workday, Cl A *	30	3,672
Zscaler *	15	1,960
		2,053,816
TOTAL UNITED STATES		3,051,981
TOTAL COMMON STOCK (Cost $3,260,392)		3,429,959

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X NYSE® 100 ETF

	Face Amount	Value
U.S TREASURY OBLIGATION — 9.9%
U.S. Treasury Bill 3.612%, 06/02/2026(A)	$340,000	$338,914
TOTAL U.S TREASURY OBLIGATION (Cost $339,047)	340,000	338,914
TOTAL INVESTMENTS — 109.8% (Cost $3,599,439)		$3,768,873

Percentages are based on Net Assets of $3,431,879.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,429,959	$—	$—	$3,429,959
U.S Treasury Obligation	—	338,914	—	338,914
Total Investments in Securities	$3,429,959	$338,914	$—	$3,768,873

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Glossary (abbreviations which may be used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P— Standard & Poor’s

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

US0003M — 3 Month USD Swap Rate

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF		Global X Social Media ETF		Global X Guru® Index ETF
Assets:
Cost of Investments	$1,326,222,909		$1,224,472,291		$130,037,086		$55,283,967
Cost of Repurchase Agreement	12,574,445		52,656,155		7,339,730		—
Cost (Proceeds) of Foreign Currency	273,405		—		—		—
Investments, at Value	$2,048,018,377	*	$1,264,012,113	*	$91,902,784	*	$59,255,540	*
Repurchase Agreement, at Value	12,574,445		52,656,155		7,339,730		—
Cash	—		2,530,001		88,878		19,542
Foreign Currency, at Value	273,751		—		—		—
Receivable for Investment Securities Sold	205,841,466		—		7,315,634		—
Receivable for Capital Shares Sold	84,238,163		—		—		—
Dividend, Interest, and Securities Lending Income Receivable	975,720		7,757,745		63,019		24,053
Reclaim Receivable	179,218		736,356		11,202		1,033
Unrealized Appreciation on Spot Contracts	117,692		—		—		—
Cash pledged as collateral on Futures Contracts	—		361,260		—		—
Receivable for Variation Margin on Futures Contracts	—		151,850		—		—
Total Assets	2,352,218,832		1,328,205,480		106,721,247		59,300,168
Liabilities:
Obligation to Return Securities Lending Collateral	12,574,445		52,656,155		7,339,730		880,926
Payable for Investment Securities Purchased	128,157,173		—		7,092,168		—
Payable for Capital Shares Redeemed	87,059,723		—		—		—
Payable due to Investment Adviser	1,145,548		602,033		49,331		35,348
Overdraft of Foreign Currency	—		19,330		—		—
Unrealized Depreciation on Spot Contracts	—		—		403		—
Due to Custodian	76,356,949		—		—		—
Custodian Fees Payable	20,839		70		2		—
Total Liabilities	305,314,677		53,277,588		14,481,634		916,274
Net Assets	$2,046,904,155		$1,274,927,892		$92,239,613		$58,383,894
Net Assets Consist of:
Paid-in Capital	$2,411,791,178		$2,082,736,427		$261,014,582		$71,158,197
Total Accumulated Losses	(364,887,023)		(807,808,535)		(168,774,969)		(12,774,303)
Net Assets	$2,046,904,155		$1,274,927,892		$92,239,613		$58,383,894
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	23,514,628		49,039,412		2,010,000		910,000
Net Asset Value, Offering and Redemption Price Per Share	$87.05		$26.00		$45.89		$64.16

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
*Includes Market Value of Securities on Loan	$25,359,353	$67,587,287	$8,182,543	$870,755

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X SuperIncome® Preferred ETF		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
Assets:
Cost of Investments	$130,266,329		$663,390,236		$40,991,309		$222,178,585
Cost of Repurchase Agreement	—		13,750,309		1,160,596		—
Investments, at Value	$131,680,618	*	$748,456,178	*	$45,643,239	*	$234,980,368
Repurchase Agreement, at Value	—		13,750,309		1,160,596		—
Cash	257,407		702,686		—		1,217,907
Foreign Currency, at Value	—		—		311,636		—
Receivable for Investment Securities Sold	26,955,719		—		30,944		1,410,400
Receivable for Capital Shares Sold	17,266,302		585,345		—		—
Dividend, Interest, and Securities Lending Income Receivable	92,595		1,907,850		384,678		569,458
Reclaim Receivable	—		5,320		5,203		65,624
Cash pledged as collateral on Futures Contracts	—		—		16,075		—
Receivable for Variation Margin on Futures Contracts	—		—		1,540		23,450
Total Assets	176,252,641		765,407,688		47,553,911		238,267,207
Liabilities:
Obligation to Return Securities Lending Collateral	2,301,600		13,750,309		1,160,596		—
Payable for Investment Securities Purchased	26,378,248		584,852		—		1,394,834
Payable for Capital Shares Redeemed	17,461,229		—		—		—
Payable due to Investment Adviser	50,338		269,317		25,824		108,351
Accrued Foreign Capital Gains Tax on Appreciated Securities	—		—		187,486		—
Payable for Variation Margin on Futures Contracts	—		—		—		28
Unrealized Depreciation on Spot Contracts	—		—		298		—
Cash Overdraft	—		—		221,760		—
Due to Custodian	764		—		16,075		1,035
Total Liabilities	46,192,179		14,604,478		1,612,039		1,504,248
Net Assets	$130,060,462		$750,803,210		$45,941,872		$236,762,959
Net Assets Consist of:
Paid-in Capital	$241,427,558		$940,176,463		$66,843,363		$515,960,147
Total Accumulated Losses	(111,367,096)		(189,373,253)		(20,901,491)		(279,197,188)
Net Assets	$130,060,462		$750,803,210		$45,941,872		$236,762,959
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	13,780,000		38,480,000		1,409,181		10,439,193
Net Asset Value, Offering and Redemption Price Per Share	$9.44		$19.51		$32.60		$22.68

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X SuperIncome® Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
*Includes Market Value of Securities on Loan	$2,264,245	$23,057,670	$1,097,906	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF		Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Assets:
Cost of Investments	$42,719,218	$811,564,996		$40,156,682	$37,946,080
Cost of Repurchase Agreement	578,854	—		—	273,605
Cost (Proceeds) of Foreign Currency	(818)	—		87,755	—
Investments, at Value	$31,038,127 *	$1,211,391,113	*	$47,483,273	$29,229,305	*
Repurchase Agreement, at Value	578,854	—		—	273,605
Cash	—	2,128,514		43,162	7,398
Foreign Currency, at Value	—	—		87,762	—
Dividend, Interest, and Securities Lending Income Receivable	111,762	464,283		213,062	5,367
Reclaim Receivable	96,165	4,313		111,114	—
Receivable for Variation Margin on Futures Contracts	—	—		7,060	—
Total Assets	31,824,908	1,213,988,223		47,945,433	29,515,675
Liabilities:
Obligation to Return Securities Lending Collateral	578,854	373,495		—	273,605
Payable due to Investment Adviser	16,150	276,948		19,516	11,893
Unrealized Depreciation on Spot Contracts	1	—		263	—
Custodian Fees Payable	—	—		5	11
Due to Broker	27,208	—		—	—
Total Liabilities	622,213	650,443		19,784	285,509
Net Assets	$31,202,695	$1,213,337,780		$47,925,649	$29,230,166
Net Assets Consist of:
Paid-in Capital	$66,338,063	$816,362,030		$41,299,790	$80,946,061
Total Distributable Earnings (Accumulated Losses)	(35,135,368)	396,975,750		6,625,859	(51,715,895)
Net Assets	$31,202,695	$1,213,337,780		$47,925,649	$29,230,166
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	806,549	14,040,000		2,190,000	1,030,002
Net Asset Value, Offering and Redemption Price Per Share	$38.69	$86.42		$21.88	$28.38
*Includes Market Value of Securities on Loan	$—	$372,118		$—	$494,924

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Assets:
Cost of Investments	$40,508,486	$2,514,382	$3,459,948	$2,730,082
Investments, at Value	$45,340,906	$3,215,716	$4,200,835	$3,564,630
Cash	57,947	4,311	4,462	3,017
Foreign Currency, at Value	8,654	—	—	—
Dividend, Interest, and Securities Lending Income Receivable	157,689	74	109	1,361
Reclaim Receivable	47,828	5	11	12
Receivable for Investment Securities Sold	18,276	—	—	—
Receivable for Capital Shares Sold	—	321,790	—	—
Total Assets	45,631,300	3,541,896	4,205,417	3,569,020
Liabilities:
Payable for Investment Securities Purchased	18,404	323,017	—	—
Payable due to Investment Adviser	12,793	562	794	652
Unrealized Depreciation on Spot Contracts	13	—	—	—
Options Written at Value (Premiums received $–, $–, $37,568 and $–, respectively)	—	—	230,670	—
Custodian Fees Payable	65	—	—	—
Total Liabilities	31,275	323,579	231,464	652
Net Assets	$45,600,025	$3,218,317	$3,973,953	$3,568,368
Net Assets Consist of:
Paid-in Capital	$41,735,639	$3,189,288	$4,046,582	$3,465,585
Total Distributable Earnings (Accumulated Losses)	3,864,386	29,029	(72,629)	102,783
Net Assets	$45,600,025	$3,218,317	$3,973,953	$3,568,368
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,170,000	100,000	140,000	130,000
Net Asset Value, Offering and Redemption Price Per Share	$38.97	$32.18	$28.39	$27.45

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X S&P 500® Collar 95- 110 ETF	Global X Rare Earth & Critical Materials ETF	Global X Russell 2000 ETF		Global X U.S. Electrification ETF
Assets:
Cost of Investments	$2,725,534	$39,522,652	$1,244,187,413		$391,376,537
Cost (Proceeds) of Foreign Currency	—	(548)	—		—
Investments, at Value	$3,327,216	$43,255,796	$1,448,907,140	*	$443,428,629
Cash	1,463	—	5,206,011		223,125
Dividend, Interest, and Securities Lending Income Receivable	1,343	67,399	598,300		86,059
Reclaim Receivable	12	6,251	20,296		5,557
Receivable for Capital Shares Sold	—	—	—		26,452,448
Receivable for Investment Securities Sold	—	—	—		33,682,357
Cash pledged as collateral on Futures Contracts	—	—	541,958		—
Receivable for Variation Margin on Futures Contracts	—	—	137,977		—
Total Assets	3,330,034	43,329,446	1,455,411,682		503,878,175
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	28,299,409		—
Options Written at Value (Premiums received $12,670, $–, $– and $–, respectively)	79,038	—	—		—
Payable due to Investment Adviser	652	19,855	94,591		166,058
Payable for Capital Shares Redeemed 1		—	—		19,786,953
Payable for Investment Securities Purchased	—	—	—		39,942,044
Cash Overdraft	—	46,640	—		—
Custodian Fees Payable	—	624	1,688		—
Total Liabilities	79,691	67,119	28,395,688		59,895,055
Net Assets	$3,250,343	$43,262,327	$1,427,015,994		$443,983,120
Net Assets Consist of:
Paid-in Capital	$3,251,800	$39,857,824	$1,125,370,593		$380,831,021
Total Distributable Earnings (Accumulated Losses)	(1,457)	3,404,503	301,645,401		63,152,099
Net Assets	$3,250,343	$43,262,327	$1,427,015,994		$443,983,120
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	120,000	1,350,000	13,110,000		12,790,000
Net Asset Value, Offering and Redemption Price Per Share	$27.09	$32.05	$108.85		$34.71

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X S&P 500® U.S. Market Leaders Top 50 ETF	Global X S&P 500® U.S. Revenue Leaders ETF	Global X S&P 500® Christian Values ETF	Global X NYSE® 100 ETF
Assets:
Cost of Investments	$1,739,812	$1,959,785	$4,837,492	$3,599,439
Investments, at Value	$1,644,480	$2,049,217	$5,132,087	$3,768,873
Cash	2,404	173	2,060	2,010
Dividend, Interest, and Securities Lending Income Receivable	1,782	1,321	2,338	157
Reclaim Receivable	—	1	16	—
Total Assets	1,648,666	2,050,712	5,136,501	3,771,040
Liabilities:
Payable due to Investment Adviser	384	311	1,110	114
Payable for Investment Securities Purchased	—	—	—	339,047
Total Liabilities	384	311	1,110	339,161
Net Assets	$1,648,282	$2,050,401	$5,135,391	$3,431,879
Net Assets Consist of:
Paid-in Capital	$1,720,781	$1,917,968	$4,838,029	$3,261,382
Total Distributable Earnings (Accumulated Losses)	(72,499)	132,433	297,362	170,497
Net Assets	$1,648,282	$2,050,401	$5,135,391	$3,431,879
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	60,000	70,000	60,000	30,000
Net Asset Value, Offering and Redemption Price Per Share	$27.47	$29.29	$85.59	$114.40

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Investment Income:
Dividend Income	$13,353,287	$42,065,714	$442,226	$171,153
Interest Income	37,582	60,074	931	1,905
Security Lending Income, Net	909,931	325,842	37,360	6,669
Reclaim Income	53,282	—	—	—
Less: Foreign Taxes Withheld	(322,225)	(2,165,409)	(33,381)	(2,312)
Total Investment Income	14,031,857	40,286,221	447,136	177,415

Expenses:
Supervision and Administration Fees(1)	5,995,495	3,343,685	383,528	212,443
Custodian Fees(2)	24,249	5,438	1,040	121
Total Expenses	6,019,744	3,349,123	384,568	212,564
Waiver of Supervision and Administration Fees	—	(6,104)	—	—
Net Expenses	6,019,744	3,343,019	384,568	212,564
Net Investment Income (Loss)	8,012,113	36,943,202	62,568	(35,149)

Net Realized Gain (Loss) on:
Investments(3)	93,573,671	96,915,416	3,134,565	7,330,436
Futures Contracts	—	181,008	—	—
Foreign Currency Transactions	(108,626)	(842,044)	(4,518)	—
Net Realized Gain (Loss)	93,465,045	96,254,380	3,130,047	7,330,436
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	475,251,968	15,427,488	(30,584,640)	(4,148,074)
Futures Contracts	—	191,937	—	—
Foreign Currency Translations	124,360	130,243	194	—
Net Change in Unrealized Appreciation (Depreciation)	475,376,328	15,749,668	(30,584,446)	(4,148,074)
Net Realized and Unrealized Gain (Loss)	568,841,373	112,004,048	(27,454,399)	3,182,362
Net Increase (Decrease) in Net Assets Resulting from Operations	$576,853,486	$148,947,250	$(27,391,831)	$3,147,213

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X SuperIncome® Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Investment Income:
Dividend Income	$4,279,014	$18,823,773	$1,117,061	$8,649,659
Interest Income	4,184	14,595	1,255	8,073
Security Lending Income, Net	5,392	71,063	7,317	—
Less: Foreign Taxes Withheld	—	(191,090)	(122,320)	(65,106)
Total Investment Income	4,288,590	18,718,341	1,003,313	8,592,626

Expenses:
Supervision and Administration Fees(1)	310,615	1,536,196	144,986	621,138
Custodian Fees(2)	2,204	8,966	779	7,929
Total Expenses	312,819	1,545,162	145,765	629,067
Net Investment Income	3,975,771	17,173,179	857,548	7,963,559

Net Realized Gain (Loss) on:
Investments(3)	5,921,495	9,251,200	2,522,921	6,953,109
Futures Contracts	—	—	2,195	30,016
Foreign Currency Transactions	—	—	(9,058)	(16,000)
Foreign Capital Gains Tax	—	—	(5,081)	—
Net Realized Gain (Loss)	5,921,495	9,251,200	2,510,977	6,967,125
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,749,357)	86,804,440	2,686,606	4,695,994
Futures Contracts	—	—	(7,600)	132,408
Foreign Capital Gains Tax on
Appreciated Securities	—	—	(111,181)	—
Foreign Currency Translations	—	—	6,765	(3,822)
Net Change in Unrealized Appreciation (Depreciation)	(1,749,357)	86,804,440	2,574,590	4,824,580
Net Realized and Unrealized Gain (Loss)	4,172,138	96,055,640	5,085,567	11,791,705
Net Increase in Net Assets Resulting from Operations	$8,147,909	$113,228,819	$5,943,115	$19,755,264

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Investment Income:
Dividend Income	$383,145	$6,265,321	$968,848	$169,241
Interest Income	284	12,108	934	490
Security Lending Income, Net	4,778	33	—	2,984
Less: Foreign Taxes Withheld	(73,073)	(1,518)	(107,193)	(1,793)
Total Investment Income	315,134	6,275,944	862,589	170,922

Expenses:
Supervision and Administration Fees(1)	89,673	1,599,387	107,133	104,469
Custodian Fees(2)	454	5	458	155
Total Expenses	90,127	1,599,392	107,591	104,624
Net Investment Income	225,007	4,676,552	754,998	66,298

Net Realized Gain (Loss) on:
Investments(3)	(1,174,851)	24,643,898	2,124,684	2,703,666
Futures Contracts	—	—	10,329	—
Foreign Currency Transactions	(5,336)	—	(136)	(588)
Net Realized Gain (Loss)	(1,180,187)	24,643,898	2,134,877	2,703,078
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,521,874	28,601,943	4,717,059	(9,831,126)
Futures Contracts	—	—	(2,463)	—
Foreign Currency Translations	658	—	4,405	—
Net Change in Unrealized Appreciation (Depreciation)	5,522,532	28,601,943	4,719,001	(9,831,126)
Net Realized and Unrealized Gain (Loss)	4,342,345	53,245,841	6,853,878	(7,128,048)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,567,352	$57,922,393	$7,608,876	$(7,061,750)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Investment Income:
Dividend Income	$565,757	$9,828	$11,957	$15,964
Interest Income	1,070	417	325	315
Less: Foreign Taxes Withheld	(53,040)	(37)	(46)	(4)
Total Investment Income	513,787	10,208	12,236	16,275

Expenses:
Supervision and Administration Fees(1)	59,043	3,713	4,622	3,394
Custodian Fees(2)	133	—	—	—
Total Expenses	59,176	3,713	4,622	3,394
Net Investment Income	454,611	6,495	7,614	12,881

Net Realized Gain (Loss) on:
Investments(3)	(186,830)	225,988	(76,362)	(2,515)
Purchased Options	—	(66,543)	(137,710)	(37,630)
Written Options	—	—	42,353	—
Foreign Currency Transactions	(2,454)	—	—	—
Net Realized Gain (Loss)	(189,284)	159,445	(171,719)	(40,145)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,325,170	(112,114)	323,945	158,746
Purchased Options	—	(21,727)	(59,237)	(24,132)
Written Options	—	—	(169,863)	—
Foreign Currency Translations	3,995	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	2,329,165	(133,841)	94,845	134,614
Net Realized and Unrealized Gain (Loss)	2,139,881	25,604	(76,874)	94,469
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,594,492	$32,099	$(69,260)	$107,350

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X S&P 500® Collar 95- 110 ETF	Global X Rare Earth & Critical Materials ETF	Global X Russell 2000 ETF	Global X U.S. Electrification ETF
Investment Income:
Dividend Income	$19,263	$308,983	$9,929,904	$3,544,811
Interest Income	282	768	44,004	3,791
Security Lending Income, Net	—	—	132,324	—
Less: Foreign Taxes Withheld	(5)	(27,436)	(16,468)	(8,606)
Total Investment Income	19,540	282,315	10,089,764	3,539,996

Expenses:
Supervision and Administration Fees(1)	4,150	89,811	551,579	765,617
Custodian Fees(2)	—	655	1,996	681
Total Expenses	4,150	90,466	553,575	766,298
Net Investment Income	15,390	191,849	9,536,189	2,773,698

Net Realized Gain (Loss) on:
Investments(3)	27,615	1,776,871	119,989,729	12,471,061
Written Options	(78,136)	—	—	—
Futures Contracts	—	—	(198,844)	—
Foreign Currency Transactions	—	(2,151)	—	—
Net Realized Gain (Loss)	(50,521)	1,774,720	119,790,885	12,471,061
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	143,381	2,463,595	59,849,652	36,067,186
Purchased Options	(38,433)	—	—	—
Written Options	(64,554)	—	—	—
Futures Contracts	—	—	12,616	—
Foreign Currency Translations	—	609	—	—
Net Change in Unrealized Appreciation (Depreciation)	40,394	2,464,204	59,862,268	36,067,186
Net Realized and Unrealized Gain (Loss)	(10,127)	4,238,924	179,653,153	48,538,247
Net Increase in Net Assets Resulting from Operations	$5,263	$4,430,773	$189,189,342	$51,311,945

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X S&P 500® U.S. Market Leaders Top 50 ETF	Global X S&P 500® U.S. Revenue Leaders ETF	Global X S&P 500® Christian Values ETF	Global X NYSE® 100 ETF (1)
Investment Income:
Dividend Income	$18,380	$14,823	$19,591	$353
Interest Income	27	28	27	—
Less: Foreign Taxes Withheld	—	—	(4)	(18)
Total Investment Income	18,407	14,851	19,614	335

Expenses:
Supervision and Administration Fees(2)	2,376	1,903	5,027	124
Custodian Fees(3)	—	1	—	—
Total Expenses	2,376	1,904	5,027	124
Net Investment Income	16,031	12,947	14,587	211

Net Realized Gain (Loss) on:
Investments(4)	23,856	35,862	(7,513)	852
Net Realized Gain (Loss)	23,856	35,862	(7,513)	852
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(34,384)	(26,829)	238,787	169,434
Net Change in Unrealized Appreciation (Depreciation)	(34,384)	(26,829)	238,787	169,434
Net Realized and Unrealized Gain (Loss)	(10,528)	9,033	231,274	170,286
Net Increase in Net Assets Resulting from Operations	$5,503	$21,980	$245,861	$170,497

(1)	The Fund commenced operations on March 25, 2026.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$8,012,113	$4,184,012	$36,943,202	$76,020,574
Net Realized Gain (Loss)	93,465,045	(144,836,471)	96,254,380	20,114,907
Net Change in Unrealized Appreciation (Depreciation)	475,376,328	560,625,034	15,749,668	65,974,489
Net Increase in Net Assets Resulting from Operations	576,853,486	419,972,575	148,947,250	162,109,970
Distributions:	(4,033,925)	(6,394,452)	(53,198,276)	(88,083,476)

Capital Share Transactions:
Issued	251,498,744	141,566,328	350,684,532	187,262,328
Redeemed	(161,769,721)	(445,941,037)	(185,788,218)	(36,028,581)
Increase (Decrease) in Net Assets from Capital Share Transactions	89,729,023	(304,374,709)	164,896,314	151,233,747
Total Increase in Net Assets	662,548,584	109,203,414	260,645,288	225,260,241

Net Assets:
Beginning of Year/Period	1,384,355,571	1,275,152,157	1,014,282,604	789,022,363
End of Year/Period	$2,046,904,155	$1,384,355,571	$1,274,927,892	$1,014,282,604

Share Transactions:
Issued	3,380,000	3,480,000	13,860,000	8,240,000
Redeemed	(2,060,000)	(10,650,000)	(7,420,000)	(1,520,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,320,000	(7,170,000)	6,440,000	6,720,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Guru® Index ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income (Loss)	$62,568	$250,151	$(35,149)	$4,215
Net Realized Gain (Loss)	3,130,047	5,943,259	7,330,436	9,109,392
Net Change in Unrealized Appreciation (Depreciation)	(30,584,446)	35,691,464	(4,148,074)	3,303,973
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,391,831)	41,884,874	3,147,213	12,417,580
Distributions:	(307,487)	(280,236)	(49,581)	(22,051)
Return of Capital:	—	—	—	(63,785)

Capital Share Transactions:
Issued	30,816	21,685,274	24,463,639	36,806,228
Redeemed	(29,784,717)	(32,696,716)	(25,619,185)	(37,691,062)
Decrease in Net Assets from Capital Share Transactions	(29,753,901)	(11,011,442)	(1,155,546)	(884,834)
Total Increase (Decrease) in Net Assets	(57,453,219)	30,593,196	1,942,086	11,446,910

Net Assets:
Beginning of Year/Period	149,692,832	119,099,636	56,441,808	44,994,898
End of Year/Period	$92,239,613	$149,692,832	$58,383,894	$56,441,808

Share Transactions:
Issued	—	380,000	400,000	700,000
Redeemed	(570,000)	(640,000)	(410,000)	(710,000)
Net Decrease in Shares Outstanding from Share Transactions	(570,000)	(260,000)	(10,000)	(10,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperIncome® Preferred ETF		Global X SuperDividend® U.S. ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$3,975,771	$8,754,801	$17,173,179	$29,620,258
Net Realized Gain (Loss)	5,921,495	(6,523,653)	9,251,200	40,235,055
Net Change in Unrealized Appreciation (Depreciation)	(1,749,357)	392,081	86,804,440	(77,115,315)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,147,909	2,623,229	113,228,819	(7,260,002)
Distributions:	(4,585,168)	(9,102,947)	(23,427,015)	(43,258,173)

Capital Share Transactions:
Issued	32,795,988	27,214,419	127,622,615	334,256,977
Redeemed	(39,724,823)	(38,017,571)	(90,647,361)	(304,547,412)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,928,835)	(10,803,152)	36,975,254	29,709,565
Total Increase (Decrease) in Net Assets	(3,366,094)	(17,282,870)	126,777,058	(20,808,610)

Net Assets:
Beginning of Year/Period	133,426,556	150,709,426	624,026,152	644,834,762
End of Year/Period	$130,060,462	$133,426,556	$750,803,210	$624,026,152

Share Transactions:
Issued	3,480,000	2,920,000	6,790,000	17,760,000
Redeemed	(4,220,000)	(4,120,000)	(4,800,000)	(16,130,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(740,000)	(1,200,000)	1,990,000	1,630,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$857,548	$2,117,010	$7,963,559	$12,555,816
Net Realized Gain (Loss)	2,510,977	956,158	6,967,125	162,306
Net Change in Unrealized Appreciation (Depreciation)	2,574,590	5,398,426	4,824,580	2,464,443
Net Increase in Net Assets Resulting from Operations	5,943,115	8,471,594	19,755,264	15,182,565
Distributions:	(1,172,671)	(2,052,122)	(8,617,573)	(11,318,951)
Return of Capital:	—	(203,005)	—	(5,032,543)

Capital Share Transactions:
Issued	4,265,165	271,948	46,009,348	13,209,728
Redeemed	(1,634,640)	(4,181,036)	(22,524,686)	(30,476,066)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,630,525	(3,909,088)	23,484,662	(17,266,338)
Total Increase (Decrease) in Net Assets	7,400,969	2,307,379	34,622,353	(18,435,267)

Net Assets:
Beginning of Year/Period	38,540,903	36,233,524	202,140,606	220,575,873
End of Year/Period	$45,941,872	$38,540,903	$236,762,959	$202,140,606

Share Transactions:
Issued	140,000	10,000	2,050,000	610,000
Redeemed	(50,000)	(160,000)	(1,000,000)	(1,520,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	90,000	(150,000)	1,050,000	(910,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025‡	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$225,007	$377,666	$4,676,552	$9,027,992
Net Realized Gain (Loss)	(1,180,187)	(8,514,331)	24,643,898	75,584,170
Net Change in Unrealized Appreciation (Depreciation)	5,522,532	10,619,274	28,601,943	107,707,346
Net Increase in Net Assets Resulting from Operations	4,567,352	2,482,609	57,922,393	192,319,508
Distributions:	(286,754)	(306,303)	(5,385,884)	(9,146,709)

Capital Share Transactions:
Issued	1,797,826	5,690	104,777,853	192,992,109
Redeemed	(1,030,789)	(10,008,363)	(48,140,398)	(171,519,803)
Increase (Decrease) in Net Assets from Capital Share Transactions	767,037	(10,002,673)	56,637,455	21,472,306
Total Increase (Decrease) in Net Assets	5,047,635	(7,826,367)	109,173,964	204,645,105

Net Assets:
Beginning of Year/Period	26,155,060	33,981,427	1,104,163,816	899,518,711
End of Year/Period	$31,202,695	$26,155,060	$1,213,337,780	$1,104,163,816

Share Transactions:
Issued	50,000	—	1,290,000	2,650,000
Redeemed	(30,000)	(2,703,451)	(590,000)	(2,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	20,000	(2,703,451)	700,000	250,000

‡ The Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share were updated to reflect the effect of a 1 for 3 reverse share split on close of business August 29, 2025 (See Note 9 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X E-commerce ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$754,998	$895,815	$66,298	$200,031
Net Realized Gain (Loss)	2,134,877	21,136	2,703,078	9,799,894
Net Change in Unrealized Appreciation (Depreciation)	4,719,001	2,713,962	(9,831,126)	6,000,410
Net Increase (Decrease) in Net Assets Resulting from Operations	7,608,876	3,630,913	(7,061,750)	16,000,335
Distributions:	(1,055,995)	(872,114)	(105,703)	(241,541)

Capital Share Transactions:
Issued	16,140,953	22,513,304	4,265,185	32,405,084
Redeemed	(8,547,935)	(2,323,428)	(23,622,231)	(48,640,696)
Increase (Decrease) in Net Assets from Capital Share Transactions	7,593,018	20,189,876	(19,357,046)	(16,235,612)
Total Increase (Decrease) in Net Assets	14,145,899	22,948,675	(26,524,499)	(476,818)

Net Assets:
Beginning of Year/Period	33,779,750	10,831,075	55,754,665	56,231,483
End of Year/Period	$47,925,649	$33,779,750	$29,230,166	$55,754,665

Share Transactions:
Issued	780,000	1,260,000	130,000	1,110,000
Redeemed	(420,000)	(160,000)	(760,000)	(1,560,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	360,000	1,100,000	(630,000)	(450,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P Catholic Values Developed ex-U.S. ETF		Global X NASDAQ 100® Tail Risk ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$454,611	$497,608	$6,495	$14,299
Net Realized Gain (Loss)	(189,284)	1,527,002	159,445	97,633
Net Change in Unrealized Appreciation (Depreciation)	2,329,165	2,063,129	(133,841)	418,972
Net Increase in Net Assets Resulting from Operations	2,594,492	4,087,739	32,099	530,904
Distributions:	(518,770)	(453,571)	(506,795)	(14,683)

Capital Share Transactions:
Issued	17,547,180	16,634,386	917,945	968,701
Redeemed	—	(7,020,613)	(557,610)	(859,390)
Increase in Net Assets from Capital Share Transactions	17,547,180	9,613,773	360,335	109,311
Total Increase (Decrease) in Net Assets	19,622,902	13,247,941	(114,361)	625,532

Net Assets:
Beginning of Year/Period	25,977,123	12,729,182	3,332,678	2,707,146
End of Year/Period	$45,600,025	$25,977,123	$3,218,317	$3,332,678

Share Transactions:
Issued	460,000	500,000	30,000	30,000
Redeemed	—	(200,000)	(20,000)	(30,000)
Net Increase in Shares Outstanding from Share Transactions	460,000	300,000	10,000	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Collar 95-110 ETF		Global X S&P 500® Tail Risk ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$7,614	$11,401	$12,881	$21,142
Net Realized Gain (Loss)	(171,719)	342,757	(40,145)	145,873
Net Change in Unrealized Appreciation (Depreciation)	94,845	108,704	134,614	210,035
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,260)	462,862	107,350	377,050
Distributions:	(458,899)	(155,595)	(368,627)	(451,558)

Capital Share Transactions:
Issued	1,184,886	2,493,236	1,343,218	557,718
Redeemed	—	(1,286,795)	—	(568,466)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,184,886	1,206,441	1,343,218	(10,748)
Total Increase (Decrease) in Net Assets	656,727	1,513,708	1,081,941	(85,256)

Net Assets:
Beginning of Year/Period	3,317,226	1,803,518	2,486,427	2,571,683
End of Year/Period	$3,973,953	$3,317,226	$3,568,368	$2,486,427

Share Transactions:
Issued	40,000	80,000	50,000	20,000
Redeemed	—	(40,000)	—	(20,000)
Net Increase in Shares Outstanding from Share Transactions	40,000	40,000	50,000	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Collar 95-110 ETF		Global X Rare Earth & Critical Materials ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$15,390	$32,699	$191,849	$52,361
Net Realized Gain (Loss)	(50,521)	270,597	1,774,720	(80,147)
Net Change in Unrealized Appreciation (Depreciation)	40,394	119,737	2,464,204	2,044,154
Net Increase in Net Assets Resulting from Operations	5,263	423,033	4,430,773	2,016,368
Distributions:	(411,234)	(316,521)	(36,637)	(61,028)

Capital Share Transactions:
Issued	—	6,981,128	35,655,602	5,076,466
Redeemed	—	(5,349,211)	(7,017,493)	(2,766,359)
Increase in Net Assets from Capital Share Transactions	—	1,631,917	28,638,109	2,310,107
Total Increase (Decrease) in Net Assets	(405,971)	1,738,429	33,032,245	4,265,447

Net Assets:
Beginning of Year/Period	3,656,314	1,917,885	10,230,082	5,964,635
End of Year/Period	$3,250,343	$3,656,314	$43,262,327	$10,230,082

Share Transactions:
Issued	—	260,000	1,170,000	220,000
Redeemed	—	(200,000)	(240,000)	(170,000)
Net Increase in Shares Outstanding from Share Transactions	—	60,000	930,000	50,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 ETF		Global X U.S. Electrification ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(1)
Operations:
Net Investment Income	$9,536,189	$17,252,447	$2,773,698	$1,470,438
Net Realized Gain (Loss)	119,790,885	112,882,246	12,471,061	8,655,582
Net Change in Unrealized Appreciation (Depreciation)	59,862,268	48,116,912	36,067,186	15,984,906
Net Increase in Net Assets Resulting from Operations	189,189,342	178,251,605	51,311,945	26,110,926
Distributions:	(11,142,982)	(21,920,075)	(2,742,025)	(1,403,837)

Capital Share Transactions:
Issued	285,715,302	376,217,129	212,472,370	285,298,182
Redeemed	(377,552,038)	(626,682,397)	(64,211,854)	(62,852,587)
Increase (Decrease) in Net Assets from Capital Share Transactions	(91,836,736)	(250,465,268)	148,260,516	222,445,595
Total Increase (Decrease) in Net Assets	86,209,624	(94,133,738)	196,830,436	247,152,684

Net Assets:
Beginning of Year/Period	1,340,806,370	1,434,940,108	247,152,684	—
End of Year/Period	$1,427,015,994	$1,340,806,370	$443,983,120	$247,152,684

Share Transactions:
Issued	2,900,000	4,400,000	6,750,000	10,430,000
Redeemed	(3,670,000)	(7,250,000)	(2,040,000)	(2,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(770,000)	(2,850,000)	4,710,000	8,080,000

(1)	The Fund commenced operations on December 17, 2024.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® U.S. Market Leaders Top 50 ETF		Global X S&P 500® U.S. Revenue Leaders ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(1)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(1)
Operations:
Net Investment Income	$16,031	$19,710	$12,947	$14,414
Net Realized Gain (Loss)	23,856	315,959	35,862	248,494
Net Change in Unrealized Appreciation (Depreciation)	(34,384)	(60,948)	(26,829)	116,261
Net Increase in Net Assets Resulting from Operations	5,503	274,721	21,980	379,169
Distributions:	(19,799)	(4,415)	(14,567)	(4,713)

Capital Share Transactions:
Issued	277,721	3,915,595	289,545	4,141,712
Redeemed	(279,973)	(2,521,071)	(293,048)	(2,469,677)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,252)	1,394,524	(3,503)	1,672,035
Total Increase (Decrease) in Net Assets	(16,548)	1,664,830	3,910	2,046,491

Net Assets:
Beginning of Year/Period	1,664,830	—	2,046,491	—
End of Year/Period	$1,648,282	$1,664,830	$2,050,401	$2,046,491

Share Transactions:
Issued	10,000	150,000	10,000	160,000
Redeemed	(10,000)	(90,000)	(10,000)	(90,000)
Net Increase in Shares Outstanding from Share Transactions	—	60,000	—	70,000

(1)	The Fund commenced operations on April 15, 2025.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Christian Values ETF		Global X NYSE® 100 ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(1)	Period Ended April 30, 2026(2) (Unaudited)
Operations:
Net Investment Income	$14,587	$1,268	$211
Net Realized Gain (Loss)	(7,513)	76	852
Net Change in Unrealized Appreciation (Depreciation)	238,787	55,808	169,434
Net Increase in Net Assets Resulting from Operations	245,861	57,152	170,497
Distributions:	(5,651)	—	—

Capital Share Transactions:
Issued	2,443,777	2,394,252	3,261,382
Increase in Net Assets from Capital Share Transactions	2,443,777	2,394,252	3,261,382
Total Increase in Net Assets	2,683,987	2,451,404	3,431,879

Net Assets:
Beginning of Period	2,451,404	—	—
End of Period	$5,135,391	$2,451,404	$3,431,879

Share Transactions:
Issued	30,000	30,000	30,000
Net Increase in Shares Outstanding from Share Transactions	30,000	30,000	30,000

(1)	The Fund commenced operations on September 23, 2025.
(2)	The Fund commenced operations on March 25, 2026.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Lithium & Battery Tech ETF
2026 (Unaudited)§	62.37	0.35	24.51	24.86	(0.18)	—	—
2025	43.42	0.17	19.05	19.22	(0.27)	—	—
2024	47.33	0.37	(3.67)	(3.30)	(0.61)	—	—
2023	67.13	0.58	(19.66)	(19.08)	(0.72)	—	—
2022	91.07	0.26	(23.99)	(23.73)	(0.21)	—	—
2021	42.86	0.12	48.21	48.33	(0.12)	—	—
Global X SuperDividend® ETF
2026 (Unaudited)§	23.81	0.79	2.55	3.34	(1.15)	—	—
2025	21.99	1.98	2.16	4.14	(2.32)	—	—
2024	20.36	2.03	1.98	4.01	(2.38)	—	—
2023(1)	23.05	2.11	(2.02)	0.09	(2.22)	—	(0.56)
2022(1)	39.03	2.31	(14.68)	(12.37)	(2.65)	—	(0.96)
2021(1)	31.83	2.82	7.38	10.20	(3.00)	—	—
Global X Social Media ETF
2026 (Unaudited)§	58.02	0.03	(12.03)	(12.00)	(0.13)	—	—
2025	41.94	0.10	16.09	16.19	(0.11)	—	—
2024	34.75	0.04	7.31	7.35	(0.11)	—	(0.05)
2023	24.88	0.19	9.87	10.06	(0.19)	—	—
2022	61.26	0.03	(36.29)	(36.26)	—	—	(0.12)
2021	51.95	(0.31)	9.62	9.31	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.18)	87.05	39.97	2,046,904	0.75	†	1.00	†	9.26
(0.27)	62.37	44.60	1,384,356	0.75		0.40		51.63
(0.61)	43.42	(7.04)	1,275,152	0.75		0.84		22.87
(0.72)	47.33	(28.63)	2,095,791	0.75		0.92		19.76
(0.21)	67.13	(26.10)	3,899,509	0.75		0.33		38.73
(0.12)	91.07	112.89	5,375,399	0.75		0.17		39.09

(1.15)	26.00	14.36	1,274,928	0.58	†	6.41	†	49.72
(2.32)	23.81	20.40	1,014,283	0.58		9.02		68.09
(2.38)	21.99	20.42	789,022	0.58		9.23		92.54
(2.78)	20.36	(0.31)	699,111	0.58		9.18		91.59
(3.61)	23.05	(33.80)	676,279	0.61		7.39		91.10
(3.00)	39.03	32.21	930,431	0.58		6.98		82.37

(0.13)	45.89	(20.72)	92,240	0.65	†	0.11	†	6.53
(0.11)	58.02	38.63	149,693	0.65		0.19		9.79
(0.16)	41.94	21.15	119,100	0.65		0.10		16.85
(0.19)	34.75	40.40	140,397	0.65		0.53		29.09
(0.12)	24.88	(59.24)	103,245	0.65		0.06		21.59
—	61.26	17.94	401,893	0.65		(0.48)		30.89

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Guru® Index ETF
2026 (Unaudited)§	61.35	(0.04)	2.90	2.86	(0.05)	—	—
2025	48.38	—	13.06	13.06	(0.02)	—	(0.07)
2024	34.23	0.16	14.18	14.34	(0.19)	—	—
2023	33.48	0.12	0.75	0.87	(0.11)	—	(0.01)
2022	50.24	0.01	(16.72)	(16.71)	(0.01)	—	(0.04)
2021	37.31	0.69	13.14	13.83	(0.90)	—	—
Global X SuperIncome® Preferred ETF
2026 (Unaudited)§	9.19	0.28	0.30	0.58	(0.33)	—	—
2025	9.59	0.58	(0.38)	0.20	(0.60)	—	—
2024	8.21	0.55	1.39	1.94	(0.56)	—	—
2023	9.67	0.60	(1.44)	(0.84)	(0.62)	—	—
2022	11.94	0.54	(2.13)	(1.59)	(0.65)	—	(0.03)
2021	11.12	0.61	0.89	1.50	(0.68)	—	—
Global X SuperDividend® U.S. ETF
2026 (Unaudited)§	17.10	0.46	2.58	3.04	(0.63)	—	—
2025	18.50	0.83	(1.02)	(0.19)	(1.21)	—	—
2024	15.62	0.74	3.23	3.97	(1.09)	—	—
2023	19.18	0.69	(3.02)	(2.33)	(0.90)	—	(0.33)
2022	20.13	0.67	(0.41)	0.26	(0.81)	—	(0.40)
2021	14.99	0.65	5.59	6.24	(0.99)	—	(0.11)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.05)	64.16	4.67	58,384	0.75	†	(0.12	)†	59.28
(0.09)	61.35	27.04	56,442	0.75		0.01		86.33
(0.19)	48.38	41.98	44,995	0.75		0.37		100.83
(0.12)	34.23	2.58	41,757	0.75		0.35		100.70
(0.05)	33.48	(33.28)	46,535	0.75		0.02		111.39
(0.90)	50.24	37.43	75,856	0.75		1.47		121.91

(0.33)	9.44	6.40	130,060	0.48	†	6.15	†	36.63
(0.60)	9.19	2.33	133,427	0.48		6.35		73.21
(0.56)	9.59	24.16	150,709	0.48		5.93		63.31
(0.62)	8.21	(9.26)	157,490	0.53		6.47		109.60
(0.68)	9.67	(13.81)	195,159	0.58		5.04		39.39
(0.68)	11.94	13.71	234,953	0.58		5.13		98.47

(0.63)	19.51	18.09	750,803	0.45	†	5.03	†	32.84
(1.21)	17.10	(1.18)	624,026	0.45		4.58		41.47
(1.09)	18.50	26.21	644,835	0.45		4.28		53.21
(1.23)	15.62	(12.60)	590,900	0.45		3.91		63.24
(1.21)	19.18	1.16	683,864	0.45		3.34		38.51
(1.10)	20.13	42.53	669,734	0.45		3.41		60.53

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI SuperDividend® Emerging Markets ETF
2026 (Unaudited)§	29.22	0.60	3.61	4.21	(0.83)	—	—
2025	24.66	1.52	4.66	6.18	(1.47)	—	(0.15)
2024	22.48	1.70	2.28	3.98	(1.80)	—	—
2023(1)	21.36	1.95	1.00	2.95	(1.83)	—	—
2022(1)	33.78	1.67	(11.44)	(9.77)	(2.19)	—	(0.46)
2021(1)	28.59	3.06	4.35	7.41	(2.22)	—	—
Global X SuperDividend® REIT ETF
2026 (Unaudited)§	21.53	0.81	1.23	2.04	(0.89)	—	—
2025	21.42	1.36	0.52	1.88	(1.23)	—	(0.54)
2024	18.67	1.22	3.20	4.42	(1.34)	—	(0.33)
2023(1)	21.65	1.28	(2.60)	(1.32)	(1.10)	—	(0.56)
2022(1)	29.46	1.13	(7.14)	(6.01)	(1.10)	—	(0.70)
2021(1)	22.68	1.14	7.50	8.64	(1.23)	—	(0.63)
Global X Renewable Energy Producers ETF
2026 (Unaudited)§	33.25	0.29	6.27	6.56	(1.12)	—	—
2025(2)	29.22	0.15	4.19	4.34	(0.31)	—	—
2024(2)	27.90	0.36	1.41	1.77	(0.45)	—	—
2023(2)	39.15	0.45	(11.28)	(10.83)	(0.42)	—	—
2022(2)	50.46	0.45	(11.28)	(10.83)	(0.48)	—	—
2021(2)	44.61	0.69	6.15	6.84	(0.90)	(0.09)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on August 29, 2025. (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.83)	32.60	14.57	45,942	0.65	†	3.84	†	18.47
(1.62)	29.22	26.06	38,541	0.66		5.78		69.54
(1.80)	24.66	17.80	36,234	0.66		6.70		88.93
(1.83)	22.48	13.77	41,574	0.68		8.22		87.06
(2.65)	21.36	(30.80)	39,168	0.67		5.88		101.78
(2.22)	33.78	25.83	62,696	0.72		8.59		102.27

(0.89)	22.68	9.65	236,763	0.59	†	7.43	†	48.61
(1.77)	21.53	9.34	202,141	0.58		6.52		44.38
(1.67)	21.42	24.41	220,576	0.58		5.90		84.50
(1.66)	18.67	(6.97)	217,653	0.59		5.90		92.84
(1.80)	21.65	(21.21)	286,655	0.59		4.36		82.67
(1.86)	29.46	38.84	467,934	0.58		3.99		59.44

(1.12)	38.69	17.66	31,203	0.65	†	1.63	†	8.81
(0.31)	33.25	15.08	26,155	0.65		1.44		31.79
(0.45)	29.22	6.18	33,981	0.65		1.20		16.51
(0.42)	27.90	(27.93)	43,797	0.65		1.18		12.68
(0.48)	39.15	(21.57)	90,970	0.66		1.01		18.33
(0.99)	50.46	15.37	146,976	0.65		1.39		55.97

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Catholic Values ETF
2026 (Unaudited)§	82.77	0.35	3.70	4.05	(0.40)	—	—
2025	68.72	0.69	14.05	14.74	(0.69)	—	—
2024	50.89	0.70	17.80	18.50	(0.67)	—	—
2023	47.19	0.65	3.68	4.33	(0.63)	—	—
2022	57.22	0.61	(9.99)	(9.38)	(0.57)	(0.08)	—
2021	40.32	0.56	16.89	17.45	(0.55)	—	—
Global X MSCI SuperDividend® EAFE ETF
2026 (Unaudited)§	18.46	0.39	3.58	3.97	(0.55)	—	—
2025	14.84	0.91	3.66	4.57	(0.95)	—	—
2024	12.76	0.87	2.13	3.00	(0.92)	—	—
2023	11.98	0.78	0.92	1.70	(0.92)	—	—
2022	15.62	1.00	(3.70)	(2.70)	(0.94)	—	—
2021	11.44	0.79	4.10	4.89	(0.71)	—	—
Global X E-commerce ETF
2026 (Unaudited)§	33.59	0.05	(5.19)	(5.14)	(0.07)	—	—
2025	26.65	0.09	6.96	7.05	(0.11)	—	—
2024	16.96	0.06	9.69	9.75	(0.06)	—	—
2023	15.14	—	1.84	1.84	—	—	(0.02)
2022	31.19	0.08	(15.97)	(15.89)	(0.05)	(0.10)	(0.01)
2021	26.79	(0.04)	4.70	4.66	(0.13)	(0.13)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
Amounts designated as “—” are either $0 or have been rounded to $0.
§	For the period ended April 30, 2026.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.40)	86.42	4.92	1,213,338	0.29	†	0.85	†	1.88
(0.69)	82.77	21.59	1,104,164	0.29		0.94		9.79
(0.67)	68.72	36.53	899,519	0.29		1.11		8.42
(0.63)	50.89	9.22	671,797	0.29		1.28		6.70
(0.65)	47.19	(16.53)	549,288	0.29		1.17		6.79
(0.55)	57.22	43.54	593,985	0.29		1.09		8.29

(0.55)	21.88	21.86	47,926	0.55	†	3.88	†	12.42
(0.95)	18.46	32.01	33,780	0.55		5.26		34.85
(0.92)	14.84	23.95	10,831	0.55		5.98		64.02
(0.92)	12.76	14.08	10,082	0.56		5.76		37.00
(0.94)	11.98	(18.12)	8,384	0.57		6.89		34.00
(0.71)	15.62	43.05	14,058	0.55		5.12		88.53

(0.07)	28.38	(15.33)	29,230	0.50	†	0.32	†	10.18
(0.11)	33.59	26.48	55,755	0.50		0.30		19.38
(0.06)	26.65	57.51	56,231	0.50		0.26		31.04
(0.02)	16.96	12.13	62,069	0.50		(0.02)		26.67
(0.16)	15.14	(51.19)	42,241	0.50		0.34		25.82
(0.26)	31.19	17.39	197,751	0.50		(0.11)		14.64

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P Catholic Values Developed ex-U.S. ETF
2026 (Unaudited)§	36.59	0.51	2.54	3.05	(0.67)	—	—
2025	31.05	0.80	5.44	6.24	(0.70)	—	—
2024	25.87	0.74	5.44	6.18	(1.00)	—	—
2023	23.30	0.77	2.39	3.16	(0.59)	—	—
2022	32.80	0.77	(9.11)	(8.34)	(0.79)	(0.37)	—
2021	24.98	0.70	7.71	8.41	(0.59)	—	—
Global X NASDAQ 100® Tail Risk ETF
2026 (Unaudited)§	37.03	0.07	0.71	0.78	(0.09)	(5.54)	—
2025	30.08	0.16	6.96	7.12	(0.17)	—	—
2024	22.71	0.17	7.37	7.54	(0.17)	—	—
2023	19.08	0.07	3.63	3.70	(0.07)	—	—
2022	25.59	0.04	(6.03)	(5.99)	(0.03)	(0.49)	—
2021(1)	25.13	(0.01)	0.47	0.46	—	—	—
Global X NASDAQ 100® Collar 95-110 ETF
2026 (Unaudited)§	33.17	0.06	(0.67)	(0.61)	(0.07)	(4.10)	—
2025	30.06	0.14	5.54	5.68	(0.16)	(2.41)	—
2024	23.47	0.18	6.59	6.77	(0.18)	—	—
2023	22.00	0.08	1.46	1.54	(0.07)	—	—
2022	25.78	0.04	(3.38)	(3.34)	(0.02)	(0.42)	—
2021(1)	25.27	(0.01)	0.52	0.51	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.61%.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.67)	38.97	8.42	45,600	0.35	†	2.69	†	4.60
(0.70)	36.59	20.40	25,977	0.35		2.41		12.92
(1.00)	31.05	24.02	12,729	0.35		2.44		12.13
(0.59)	25.87	13.45	14,485	0.35		2.80		13.64
(1.16)	23.30	(26.11)	5,592	0.35		2.83		12.83
(0.59)	32.80	33.79	4,264	0.35		2.22		17.17

(5.63)	32.18	2.88	3,218	0.25	†	0.44	†	9.71
(0.17)	37.03	23.76	3,333	0.25		0.49		6.24
(0.17)	30.08	33.26	2,707	0.25		0.61		5.84
(0.07)	22.71	19.42	1,362	0.53		0.35		19.43
(0.52)	19.08	(23.90)	1,908	0.61		0.19		13.88
—	25.59	1.83	3,326	0.60	†	(0.12	)†	1.71

(4.17)	28.39	(1.91)	3,974	0.25	†	0.41	†	9.80
(2.57)	33.17	20.00	3,317	0.25		0.47		7.94
(0.18)	30.06	28.90	1,804	0.25		0.66		9.99
(0.07)	23.47	7.01	2,112	0.55		0.35		18.56
(0.44)	22.00	(13.19)	3,081	0.62	(2)	0.18		9.89
—	25.78	2.06	2,836	0.60	†	(0.11	)†	2.11

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Tail Risk ETF
2026 (Unaudited)§	31.08	0.13	0.84	0.97	(0.16)	(4.44)	—
2025	32.15	0.30	4.29	4.59	(0.32)	(5.34)	—
2024	24.23	0.35	7.93	8.28	(0.36)	—	—
2023	23.21	0.27	1.00	1.27	(0.25)	—	—
2022	27.72	0.23	(4.00)	(3.77)	(0.16)	(0.58)	—
2021(1)	27.33	0.03	0.36	0.39	—	—	—
Global X S&P 500® Collar 95-110 ETF
2026 (Unaudited)§	30.47	0.13	(0.08)	0.05	(0.18)	(3.25)	—
2025	31.96	0.30	3.36	3.66	(0.35)	(4.80)	—
2024	24.68	0.34	7.30	7.64	(0.36)	—	—
2023	24.47	0.28	0.26	0.54	(0.33)	—	—
2022	27.57	0.23	(2.77)	(2.54)	(0.16)	(0.40)	—
2021(1)	27.28	0.03	0.26	0.29	—	—	—
Global X Rare Earth & Critical Materials ETF
2026 (Unaudited)§	24.36	0.19	7.55	7.74	(0.05)	—	—
2025	16.12	0.18	8.29	8.47	(0.23)	—	—
2024	14.23	0.12	1.95	2.07	(0.18)	—	—
2023	18.07	0.34	(3.88)	(3.54)	(0.30)	—	—
2022(3)	23.75	0.45	(5.88)	(5.43)	(0.25)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.61%.
(3)	The Fund commenced operations on January 24, 2022.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(4.60)	27.45	3.61	3,568	0.25	†	0.95	†	1.50
(5.66)	31.08	16.60	2,486	0.25		1.03		3.07
(0.36)	32.15	34.36	2,572	0.25		1.19		3.45
(0.25)	24.23	5.51	2,423	0.54		1.10		2.71
(0.74)	23.21	(13.98)	3,017	0.61		0.92		7.40
—	27.72	1.43	3,604	0.60	†	0.58	†	6.21

(3.43)	27.09	0.14	3,250	0.25	†	0.93	†	1.00
(5.15)	30.47	13.09	3,656	0.25		1.04		20.62
(0.36)	31.96	31.11	1,918	0.25		1.17		3.46
(0.33)	24.68	2.20	2,221	0.55		1.11		3.09
(0.56)	24.47	(9.40)	3,915	0.64	(2)	0.90		8.96
—	27.57	1.06	3,308	0.60	†	0.58	†	6.44

(0.05)	32.05	31.80	43,262	0.59	†	1.26	†	11.51
(0.23)	24.36	53.32	10,230	0.59		1.03		46.17
(0.18)	16.12	14.61	5,965	0.59		0.83		22.42
(0.30)	14.23	(19.96)	7,684	0.59		1.84		36.55
(0.25)	18.07	(22.98)	3,433	0.60	†	2.72	†	25.34

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Russell 2000 ETF
2026 (Unaudited)§	96.60	0.69	12.36	13.05	(0.80)	—	—
2025	85.77	1.04	11.12	12.16	(1.30)	(0.03)	—
2024(1)	79.35	0.47	6.30	6.77	(0.35)	—	—
Global X U.S. Electrification ETF
2026 (Unaudited)§	30.59	0.28	4.12	4.40	(0.28)	—	—
2025(2)	24.64	0.42	5.91	6.33	(0.38)	—	—
Global X S&P 500® U.S. Market Leaders Top 50 ETF
2026 (Unaudited)§	27.75	0.27	(0.22)	0.05	(0.33)	—	—
2025(3)	25.15	0.21	2.43	2.64	(0.04)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	The Fund commenced operations on June 4, 2024.
(2)	The Fund commenced operations on December 17, 2024.
(3)	The Fund commenced operations on April 15, 2025.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.80)	108.85	13.60	1,427,016	0.08	†	1.38	†	5.70
(1.33)	96.60	14.35	1,340,806	0.08		1.20		13.42
(0.35)	85.77	8.53	1,434,940	0.08	†	1.36	†	7.75

(0.28)	34.71	14.49	443,983	0.50	†	1.81	†	5.14
(0.38)	30.59	25.93	247,153	0.50	†	1.76	†	18.09

(0.33)	27.47	0.16	1,648	0.29	†	1.96	†	4.40
(0.04)	27.75	10.52	1,665	0.29	†	1.47	†	24.90

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® U.S. Revenue Leaders ETF
2026 (Unaudited)§	29.24	0.18	0.08	0.26	(0.21)	—	—
2025(1)	24.91	0.19	4.22	4.41	(0.08)	—	—
Global X S&P 500® Christian Values ETF
2026 (Unaudited)§	81.71	0.34	3.68	4.02	(0.14)	—	—
2025(2)	79.61	0.05	2.05	2.10	—	—	—
Global X NYSE® 100 ETF
2026 (Unaudited)§(3)	99.70	0.02	14.68	14.70	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	The Fund commenced operations on April 15, 2025.
(2)	The Fund commenced operations on September 23, 2025.
(3)	The Fund commenced operations on March 25, 2026.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.21)	29.29	0.88	2,050	0.19	†	1.29	†	4.30
(0.08)	29.24	17.71	2,046	0.19	†	1.23	†	8.78
(0.14)	85.59	4.93	5,135	0.29	†	0.84	†	3.01
—	81.71	2.64	2,451	0.29	†	0.59	†	1.12
—	114.40	14.74	3,432	0.09	†	0.15	†	0.57

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2026, the Trust had one hundred twenty four portfolios, one hundred fifteen of which were operational. The financial statements herein and the related notes pertain to the Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperIncome® Preferred ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X MSCI SuperDividend® EAFE ETF, Global X E-commerce ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Collar 95-110 ETF, Global X Rare Earth & Critical Materials ETF, Global X Russell 2000 ETF, Global X U.S. Electrification ETF, Global X S&P 500® U.S. Market Leaders Top 50 ETF, Global X S&P 500® U.S. Revenue Leaders ETF, Global X S&P 500® Christian Values ETF and Global X NYSE®100 ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome® Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Collar 95-110 ETF, Global X Rare Earth & Critical Materials ETF, and Global X Russell 2000 ETF) has elected non-diversified status under the 1940 Act.

The Global X Disruptive Materials ETF was renamed to the Global X Rare Earth & Critical Materials ETF and its ticker changed to EART, effective as of March 1, 2026.

The Global X NYSE® 100 ETF commenced operations on March 25, 2026.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs — Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FOREIGN TAXES — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended April 30, 2026, the Global X MSCI SuperDividend® Emerging Markets ETF accrued foreign capital gains tax in the amount of $187,486 as shown on the Statements of Assets and Liabilities.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Funds’ security that is traded

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2026. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRAs”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2026, if applicable.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Lithium & Battery Tech ETF	10,000	$600	$600
Global X SuperDividend® ETF	10,000	700	700
Global X Social Media ETF	10,000	250	250
Global X Guru® Index ETF	10,000	250	250
Global X SuperIncome® Preferred ETF	10,000	250	250
Global X SuperDividend® U.S. ETF	10,000	150	150
Global X MSCI SuperDividend® Emerging Markets ETF	10,000	900	900
Global X SuperDividend® REIT ETF	10,000	250	250
Global X Renewable Energy Producers ETF	10,000	400	400
Global X S&P 500® Catholic Values ETF	10,000	1,250	1,250
Global X MSCI SuperDividend® EAFE ETF	10,000	300	300
Global X E-commerce ETF	10,000	250	250
Global X S&P Catholic Values Developed ex-U.S. ETF	10,000	1,900	1,900
Global X NASDAQ 100® Tail Risk ETF	10,000	250	250

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X NASDAQ 100® Collar 95-110 ETF	10,000	$300	$300
Global X S&P 500® Tail Risk ETF	10,000	800	800
Global X S&P 500® Collar 95-110 ETF	10,000	1,700	1,700
Global X Rare Earth & Critical Materials ETF	10,000	400	400
Global X Russell 2000 ETF	10,000	2,500	2,500
Global X U.S. Electrification ETF	10,000	250	250
Global X S&P 500® U.S. Market Leaders Top 50 ETF	10,000	250	250
Global X S&P 500® U.S. Revenue Leaders ETF	10,000	500	500
Global X S&P 500® Christian Values ETF	10,000	1,400	1,400
Global X NYSE® 100 ETF	10,000	300	300

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

OPTIONS/SWAPTIONS WRITING/PURCHASING — To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statements of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF and Global X S&P 500® Collar 95-110 ETF may write call and/or put options that correspond to their respective reference index. By writing a call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Trust’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of each Fund’s respective average daily net assets) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain Custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee

Global X Lithium & Battery Tech ETF	0.75%
Global X SuperDividend® ETF(1)	0.58%
Global X Social Media ETF	0.65%
Global X Guru® Index ETF	0.75%
Global X SuperIncome® Preferred ETF	0.48%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF	0.29%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X E-commerce ETF	0.50%
Global X S&P 500® Catholic Values Developed ex-U.S. ETF	0.35%
Global X NASDAQ 100® Tail Risk ETF	0.25%
Global X NASDAQ 100® Collar 95-110 ETF	0.25%
Global X S&P 500® Tail Risk ETF	0.25%
Global X S&P 500® Collar 95-110 ETF	0.25%
Global X Rare Earth & Critical Materials ETF	0.59%
Global X Russell 2000 ETF	0.08%
Global X U.S. Electrification ETF	0.50%
Global X S&P 500® U.S. Market Leaders Top 50 ETF	0.29%
Global X S&P 500® U.S. Revenue Leaders ETF	0.19%
Global X S&P 500® Christian Values ETF	0.29%
Global X NYSE® 100 ETF	0.09%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X SuperDividend® ETF to the extent necessary to assure that the operating expenses of the Global X SuperDividend® ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.58% of the average daily net assets of the Global X SuperDividend® ETF per year until at least March 1, 2027.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and Transfer Agent of the Global X Guru® Index ETF, Global X SuperIncome® Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Collar 95-110 ETF, Global X Russell 2000 ETF, Global X U.S. Electrification ETF, Global X S&P 500® U.S. Market Leaders Top 50 ETF, Global X S&P 500® U.S. Revenue Leaders ETF, Global X S&P 500® Christian Values ETF and the Global X NYSE® 100 ETF. For the Funds for which it serves as Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the Funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

For all Funds other than the Global X Guru® Index ETF, Global X SuperIncome® Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Collar 95-110 ETF and the Global X Russell 2000 ETF, BNY serves as Custodian and Transfer Agent to the Trust on behalf of the Funds. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a Transfer Agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Lithium & Battery Tech ETF	$291,843,450	$152,105,106
Global X SuperDividend® ETF	664,167,148	572,499,183
Global X Social Media ETF	27,721,205	32,120,593
Global X Guru® Index ETF	33,599,128	34,279,679
Global X SuperIncome® Preferred ETF	47,853,567	48,691,205
Global X SuperDividend® U.S. ETF	225,208,414	238,168,617
Global X MSCI SuperDividend® Emerging Markets ETF	9,826,545	8,208,232
Global X SuperDividend® REIT ETF	107,419,325	104,518,882
Global X Renewable Energy Producers ETF	2,513,781	2,445,368
Global X S&P 500® Catholic Values ETF	20,958,859	23,090,654
Global X MSCI SuperDividend® EAFE ETF	8,212,766	4,912,660
Global X E-commerce ETF	4,301,148	4,467,417
Global X S&P Catholic Values Developed ex-U.S. ETF	2,304,199	1,555,318
Global X NASDAQ 100® Tail Risk ETF	291,525	898,139
Global X NASDAQ 100® Collar 95-110 ETF	359,838	914,733
Global X S&P 500® Tail Risk ETF	41,545	446,794
Global X S&P 500® Collar 95-110 ETF	37,312	526,076
Global X Rare Earth & Critical Materials ETF	12,224,395	3,536,696

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales and Maturities
Global X Russell 2000 ETF	$78,648,740	$84,137,202
Global X U.S. Electrification ETF	16,117,216	16,639,399
Global X S&P 500® U.S. Market Leaders Top 50 ETF	109,287	72,532
Global X S&P 500® U.S. Revenue Leaders ETF	86,729	107,126
Global X S&P 500® Christian Values ETF	107,866	105,434
Global X NYSE® 100 ETF	352,140	12,497

During the period ended April 30, 2026, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Lithium & Battery Tech ETF	$90,548,835	$133,407,126	$72,649,225
Global X SuperDividend® ETF	228,939,688	176,331,840	53,953,948
Global X Social Media ETF	–	25,771,363	6,078,548
Global X Guru® Index ETF	24,474,746	25,004,981	7,368,434
Global X SuperIncome® Preferred ETF	33,720,569	39,739,742	7,969,124
Global X SuperDividend® U.S. ETF	127,538,051	83,838,354	19,371,256
Global X MSCI SuperDividend® Emerging Markets ETF	1,145,330	723,499	204,637
Global X SuperDividend® REIT ETF	42,215,993	22,806,159	4,124,634
Global X Renewable Energy Producers ETF	1,444,101	878,711	(2,225)
Global X S&P 500® Catholic Values ETF	104,341,550	47,662,224	29,094,859
Global X MSCI SuperDividend® EAFE ETF	12,411,070	8,615,357	2,460,490
Global X E-commerce ETF	4,254,768	23,555,898	5,909,157
Global X S&P Catholic Values Developed ex-U.S. ETF	16,595,038	–	–
Global X NASDAQ 100® Tail Risk ETF	917,285	536,092	185,771
Global X NASDAQ 100® Collar 95-110 ETF	1,166,003	–	–
Global X S&P 500® Tail Risk ETF	1,328,320	–	–
Global X S&P 500® Collar 95-110 ETF	–	–	–
Global X Rare Earth & Critical Materials ETF	25,944,407	5,846,652	2,322,546
Global X Russell 2000 ETF	285,401,621	376,540,002	125,480,527
Global X U.S. Electrification ETF	212,939,605	64,552,452	13,254,953
Global X S&P 500® U.S. Market Leaders Top 50 ETF	277,105	321,902	38,241
Global X S&P 500® U.S. Revenue Leaders ETF	286,659	270,887	51,255
Global X S&P 500® Christian Values ETF	2,449,954	–	–
Global X NYSE® 100 ETF	3,258,944	–	–

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of April 30, 2026.

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X SuperDividend® ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$285,084	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$285,084				$–

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$513	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$513				$–

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	Investments, at value	$8,835	**	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$8,835				$–

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	Investments, at value	$10,549	**	Equity contracts	Options written, at value	$230,670
Total Derivatives not accounted for as hedging instruments		$10,549				$230,670

Global X S&P 500® Tail Risk ETF
Equity contracts	Investments, at value	$8,849	**	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$8,849				$–

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X S&P 500® Collar 95-110 ETF
Equity contracts	Investments, at value	$7,658	**	Equity contracts	Options written, at value	$79,038
Total Derivatives not accounted for as hedging instruments		$7,658				$79,038

Global X Russell 2000 ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$56,766	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$56,766				$–

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

**Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026:

Amount of realized gain (loss) on derivatives reported within the income section of Statements of Operations:

	Purchased Options	Written Options	Futures Contracts
Global X SuperDividend® ETF
Equity contracts	$—	$—	$181,008

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	$—	$—	$2,195

Global X SuperDividend® REIT ETF
Equity contracts	$—	$—	$30,016

Global X MSCI SuperDividend® EAFE ETF
Equity contracts	$—	$—	$10,329

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(66,543)	$—	$—

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$(137,710)	$42,353	$—

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options	Futures Contracts
Global X S&P 500® Tail Risk ETF
Equity contracts	$(37,630)	$—	$—

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$—	$(78,136)	$—

Global X Russell 2000 ETF
Equity contracts	$—	$—	$(198,844)

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of Statements of Operations:

	Purchased Options	Written Options	Futures Contracts
Global X SuperDividend® ETF
Equity contracts	$—	$—	$191,937

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	$—	$—	$(7,600)

Global X SuperDividend® REIT ETF
Equity contracts	$—	$—	$132,408

Global X MSCI SuperDividend® EAFE ETF
Equity contracts	$—	$—	$(2,463)

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(21,727)	$—	$—

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$(59,237)	$(169,863)	$—

Global X S&P 500® Tail Risk ETF
Equity contracts	$(24,132)	$—	$—

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(38,434)	$(64,554)	$—

Global X Russell 2000 ETF
Equity contracts	$—	$—	$12,616

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The following table discloses the average monthly balances of the Funds’ futures activity during the period ended April 30, 2026:

	Average Notional Balance Short	Average Notional Balance Long
Global X SuperDividend® ETF	$-	$5,688,024
Global X MSCI SuperDividend® Emerging Markets ETF	-	162,433
Global X MSCI SuperDividend® EAFE ETF	-	147,662
Global X SuperDividend® REIT ETF	-	1,041,808
Global X Russell 2000 ETF	-	3,615,245

The following table discloses the average monthly balances of the Funds’ options activity during the period ended April 30, 2026:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X NASDAQ 100® Tail Risk ETF	$-	$39,052
Global X NASDAQ 100® Collar 95-110 ETF	(28,000)	80,174
Global X S&P 500® Tail Risk ETF	-	26,161
Global X S&P 500® Collar 95-110 ETF	(7,213)	51,171
Global X Russell 2000 ETF	-	3,437,122

6. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2025. Accordingly, the disclosures are for informational use by shareholders and are subject to changes attributable to activity through the end of the tax year ending December 31, 2025.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or period ended October 31, 2025 and October 31, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Lithium & Battery Tech ETF
2025	$6,394,452	$–	$–	$6,394,452
2024	22,783,171	–	–	22,783,171

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperDividend® ETF
2025	$88,083,476	$–	$–	$88,083,476
2024	82,970,679	–	–	82,970,679
Global X Social Media ETF
2025	$280,236	$–	$–	$280,236
2024	378,226	–	173,861	552,087
Global X Guru® Index ETF
2025	$22,051	$–	$63,785	$85,836
2024	217,907	–	–	217,907
Global X SuperIncome® Preferred ETF
2025	$9,102,947	$–	$–	$9,102,947
2024	9,677,017	–	–	9,677,017
Global X SuperDividend® U.S. ETF
2025	$43,258,173	$–	$–	$43,258,173
2024	38,896,520	–	–	38,896,520
Global X MSCI SuperDividend® Emerging Markets ETF
2025	$2,052,122	$–	$203,005	$2,255,127
2024	3,099,999	–	–	3,099,999
Global X SuperDividend® REIT ETF
2025	$13,205,649	$–	$5,032,543	$18,238,192
2024	15,618,158	–	3,572,605	19,190,763
Global X Renewable Energy Producers ETF
2025	$306,303	$–	$–	$306,303
2024	604,064	–	–	604,064
Global X S&P 500® Catholic Values ETF
2025	$9,146,709	$–	$–	$9,146,709
2024	8,941,586	–	–	8,941,586
Global X MSCI SuperDividend® EAFE ETF
2025	$872,114	$–	$–	$872,114
2024	677,906	–	–	677,906
Global X E-commerce ETF
2025	$241,541	$–	$–	$241,541
2024	154,261	–	–	154,261
Global X S&P Catholic Values Developed ex-U.S. ETF
2025	$453,571	$–	$–	$453,571
2024	400,397	–	–	400,397
Global X NASDAQ 100® Tail Risk ETF
2025	$14,683	$–	$–	$14,683
2024	10,896	–	–	10,896
Global X NASDAQ 100® Collar 95-110 ETF
2025	$155,595	$–	$–	$155,595
2024	13,700	–	–	13,700
Global X S&P 500® Tail Risk ETF
2025	$451,558	$–	$–	$451,558

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2024	32,910	–	–	32,910
Global X S&P 500® Collar 95-110 ETF
2025	$316,521	$–	$–	$316,521
2024	28,907	–	–	28,907
Global X Rare Earth & Critical Materials ETF
2025	$61,028	$–	$–	$61,028
2024	77,577	–	–	77,577
Global X Russell 2000 ETF
2025	$21,920,075	$–	$–	$21,920,075
2024	5,855,188	–	–	5,855,188
Global X U.S. Electrification ETF
2025	$1,403,837	$–	$–	$1,403,837
Global X S&P 500® U.S. Market Leaders Top 50 ETF
2025	$4,415	$–	$–	$4,415
Global X S&P 500® U.S. Revenue Leaders ETF
2025	$4,713	$–	$–	$4,713
Global X S&P 500® Christian Values ETF
2025	$–	$–	$–	$–

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

As of October 31, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Undistributed Ordinary Income	$4,033,926	$1,252,297	$307,487	$–
Capital Loss Carryforwards	(1,007,060,358)	(899,379,788)	(124,189,047)	(23,444,543)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	65,319,861	(5,429,998)	(17,194,091)	7,574,951
Late Year Loss Deferral	–	–	–	(2,335)
Other Temporary Differences	(13)	(20)	–	(8)
Total Accumulated Losses	$(937,706,584)	$(903,557,509)	$(141,075,651)	$(15,871,935)

	Global X SuperIncome® Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF(1)
Undistributed Ordinary Income	$721,719	$1,245,508	$–	$–
Capital Loss Carryforwards	(116,883,140)	(257,939,506)	(27,585,741)	(295,737,748)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,231,577	(22,481,072)	1,913,806	(5,461,342)
Late Year Loss Deferral	–	–	–	(321,606)
Other Temporary Differences	7	13	–	(1,556,075)
Total Accumulated Losses	$(114,929,837)	$(279,175,057)	$(25,671,935)	$(303,076,771)

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Undistributed Ordinary Income	$204,037	$3,579,296	$282,274	$95,066
Capital Loss Carryforwards	(22,006,561)	(18,185,420)	(2,584,694)	(42,931,326)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(17,613,443)	359,045,362	2,375,403	(1,712,183)
Other Temporary Differences	1	3	(5)	1
Total Distributable Earnings (Accumulated Losses)	$(39,415,966)	$344,439,241	$72,978	$(44,548,442)

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Undistributed Ordinary Income	$469,428	$503,726	$455,526	$364,062
Capital Loss Carryforwards	(763,649)	–	–	–
Unrealized Appreciation on Investments and Foreign Currency	2,082,885	–	–	–
Other Temporary Differences	–	(1)	4	(2)
Total Distributable Earnings	$1,788,664	$503,725	$455,530	$364,060

	Global X S&P 500® Collar 95- 110 ETF	Global X Rare Earth & Critical Materials ETF	Global X Russell 2000 ETF	Global X U.S. Electrification ETF
Undistributed Ordinary Income	$404,515	$34,751	$3,263,515	$66,601
Capital Loss Carryforwards	–	(2,054,586)	(19,192,025)	(1,436,937)
Unrealized Appreciation on Investments and Foreign Currency	–	1,030,205	139,527,551	15,952,515
Other Temporary Differences	(1)	(3)	–	–
Total Distributable Earnings (Accumulated Losses)	$404,514	$(989,633)	$123,599,041	$14,582,179

		Global X S&P 500® U.S. Market Leaders Top 50 ETF	Global X S&P 500® U.S. Revenue Leaders ETF	Global X S&P 500® Christian Values ETF
Undistributed Ordinary Income		$15,295	$9,778	$1,344
Capital Loss Carryforwards		(12,550)	(955)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency		(60,948)	116,198	55,808
Other Temporary Differences		–	(1)	–
Total Distributable Earnings (Accumulated Losses)		$(58,203)	$125,020	$57,152

(1) The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2026 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Lithium & Battery Tech ETF	$1,338,797,354	$788,510,848	$(66,715,380)	$721,795,468
Global X SuperDividend® ETF	1,277,128,446	123,557,530	(84,017,708)	39,539,822
Global X Social Media ETF	137,376,816	12,639,375	(50,773,677)	(38,134,302)
Global X Guru® Index ETF	55,283,967	6,958,287	(2,986,714)	3,971,573
Global X SuperIncome® Preferred ETF	130,266,329	4,255,006	(2,840,717)	1,414,289
Global X SuperDividend® U.S. ETF	677,140,545	120,437,218	(35,371,276)	85,065,942
Global X MSCI SuperDividend® Emerging Markets ETF	42,151,905	11,411,827	(6,759,897)	4,651,930
Global X SuperDividend® REIT ETF	222,178,585	19,533,613	(6,972,684)	12,560,929
Global X Renewable Energy Producers ETF	43,298,072	5,160,541	(18,069,003)	(12,908,462)
Global X S&P 500® Catholic Values ETF	811,564,996	432,925,496	(33,099,379)	399,826,117
Global X MSCI SuperDividend® EAFE ETF	40,156,682	7,491,361	(164,770)	7,326,591
Global X E-commerce ETF	38,219,685	2,253,905	(10,970,679)	(8,716,774)
Global X S&P Catholic Values Developed ex-U.S. ETF	40,508,486	7,039,995	(2,207,575)	4,832,420
Global X NASDAQ 100® Tail Risk ETF	2,514,382	852,101	(150,767)	701,334
Global X NASDAQ 100® Collar 95-110 ETF	3,459,948	997,967	(257,080)	740,887
Global X S&P 500® Tail Risk ETF	2,730,082	980,563	(146,015)	834,548
Global X S&P 500® Collar 95-110 ETF	2,725,534	814,808	(213,125)	601,683
Global X Rare Earth & Critical Materials ETF	39,522,652	4,842,875	(1,109,731)	3,733,144
Global X Russell 2000 ETF	1,244,187,413	285,501,211	(140,715,407)	144,785,804
Global X U.S. Electrification ETF	391,376,537	56,450,703	(4,398,611)	52,052,092
Global X S&P 500® U.S. Market Leaders Top 50 ETF	1,739,812	136,862	(232,194)	(95,332)
Global X S&P 500® U.S. Revenue Leaders ETF	1,959,785	276,337	(186,905)	89,432
Global X S&P 500® Christian Values ETF	4,837,492	524,582	(229,987)	294,595
Global X NYSE® 100 ETF	3,599,439	115,930	(60,121)	55,809

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Adviser uses an indexing approach in seeking to achieve each Fund’s investment objective. Except for the Global X Russell 2000 ETF, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in derivative instruments, such as options and futures, which expose the Funds to risks associated with investments in derivative instruments. Some derivatives are more sensitive to interest rate changes and market price fluctuations than

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

other securities. Adverse price movements in a derivative instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument.

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Mitsubishi UFJ Trust and Banking Corporation (“MUFJ”) is the securities lending agent for the Global X Guru® Index ETF, Global X SuperIncome® Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X Russell 2000 ETF and the Global X U.S. Electrification ETF.

BNY (together with MUFJ, each a “Securities Lending Agent”) serves as the Securities Lending Agent for Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend®REIT ETF, Global X Renewable Energy Producers ETF, and the Global X E-commerce ETF.

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with MUFJ and BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by the Custodian of the applicable Fund and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities on loan by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2026.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount(2)
Global X Lithium & Battery Tech ETF	$25,359,353	$12,574,445	$12,784,908	$—
Global X SuperDividend® ETF	67,587,287	52,656,155	14,931,132	—
Global X Social Media ETF	8,182,543	7,339,730	786,795	56,018
Global X Guru® Index ETF	870,755	870,755	—	—
Global X SuperIncome® Preferred ETF	2,264,245	2,264,245	—	—
Global X SuperDividend® U.S. ETF	23,057,670	13,750,309	9,307,361	—
Global X MSCI SuperDividend® Emerging Markets ETF	1,097,906	1,097,906	—	—

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount(2)
Global X SuperDividend® REIT ETF	627,517	578,854	48,663	—
Global X S&P 500® Catholic Values ETF	372,118	372,118	—	—
Global X E-commerce ETF	494,924	273,605	221,319	—
Global X Russell 2000 ETF	29,018,029	28,299,409	—	718,620

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.
(2)	The Fund adjusts collateral with the borrower by the next business day after valuing loaned securities. As a result, collateral may briefly fall below the value of securities on loan.

The value of loaned securities and related collateral outstanding at April 30, 2026 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2026, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Lithium & Battery Tech ETF
Repurchase Agreements	$12,574,445	$—	$—	$—	$12,574,445
U.S. Government Securities	—	18,499	17,487	12,824,283	12,860,269
Total	$12,574,445	$18,499	$17,487	$12,824,283	$25,434,714
Global X SuperDividend® ETF
Repurchase Agreements	$52,656,155	$—	$—	$—	$52,656,155
U.S. Government Securities	—	—	156,464	17,572,099	17,728,563
Total	$52,656,155	$—	$156,464	$17,572,099	$70,384,718
Global X Social Media ETF
Repurchase Agreements	$7,339,730	$—	$—	$—	$7,339,730
U.S. Government Securities	—	—	3,002	783,793	786,795
Total	$7,339,730	$—	$3,002	$783,793	$8,126,525

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X SuperDividend® U.S. ETF
Repurchase Agreements	$13,750,309	$—	$—	$—	$13,750,309
U.S. Government Securities	—	—	54,204	9,313,439	9,367,643
Total	$13,750,309	$—	$54,204	$9,313,439	$23,117,952
Global X MSCI SuperDividend® Emerging Markets ETF
Repurchase Agreements	$1,160,596	$—	$—	$—	$1,160,596
Total	$1,160,596	$—	$—	$—	$1,160,596
Global X Renewable Energy Producers ETF
Repurchase Agreements	$578,854	$—	$—	$—	$578,854
Total	$578,854	$—	$—	$—	$578,854
Global X E-commerce ETF
Repurchase Agreements	$273,605	$—	$—	$—	$273,605
U.S. Government Securities	—	915	5,945	353,689	360,549
Total	$273,605	$915	$5,945	$353,689	$634,154

9. REVERSE STOCK SPLIT

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X SuperDividend® ETF, Global X MSCI SuperDividend® Emerging Markets ETF and Global X SuperDividend® REIT ETF, (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X Renewable Energy Producers ETF, (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on August 29, 2025. The effect of this transaction for each Fund was to divide the number of outstanding

Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statements of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect

Notes to Financial Statements (Concluded)

April 30, 2026 (Unaudited)

9. REVERSE STOCK SPLIT (continued)

these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

12. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)    No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)    No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)    No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)    No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting (the “New Fund Board Meeting”) of the Global X Funds (the “Trust”) held on January 28, 2026, with respect to the Global X NYSE® 100 ETF (the “New Fund”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

At a Board meeting of the Trust held on November 20, 2025 (the “November Board Meeting” and together with the New Fund Board Meeting, the “Board Meetings”), called

Other Information (Form N-CSRS Items 8-11) (Unaudited)

for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Form N-CSR other than the Global X NYSE® 100 ETF (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund. With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the

Other Information (Form N-CSRS Items 8-11) (Unaudited)

New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the New Fund’s investment strategies and Global X Management’s experience with such strategies, including with respect to any unique aspect of its strategies; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund. With respect to this factor, the Board considered:

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and

Other Information (Form N-CSRS Items 8-11) (Unaudited)

quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Fund for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/ or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Fund compared to the average and median of the New Fund’s peer group. The Board noted that the New Fund’s proposed Management Fee and expected total expenses were each 7 basis points lower than the peer group average and 9 basis points lower than the peer group median and that Global X Management believed the proposed fees and expenses were appropriate and within the range of the fees and expenses of comparable funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale. With respect to this factor, the Board considered:

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in seeking to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue

Other Information (Form N-CSRS Items 8-11) (Unaudited)

to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	each Renewal Fund’s investment strategies and, to the extent that a Renewal Fund invests in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-, three-, and five-year or since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

•	the performance of each Renewal Fund in absolute terms and compared to its broad-based and additional performance benchmark or underlying index (as applicable) for

Other Information (Form N-CSRS Items 8-11) (Unaudited)

the one-, three-, and five-year or since-inception periods;

•	the tracking error of the Renewal Funds and the performance of each Renewal Fund compared against its underlying index. To the extent that a Renewal Fund experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund uses a replication strategy or a representative sampling strategy to seek investment results that correspond to the underlying index, the frequency with which the Renewal Fund’s underlying index is rebalanced, and whether the Renewal Fund participates in a securities lending program; and

•	the impact of prevailing market conditions on the performance of each Renewal Fund in light of its investment objective.

With respect to the following Renewal Funds, the Board noted that:

•	the Global X Lithium & Battery Tech ETF had returned negative performance for the three-year period ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one- and five-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

•	the Global X Renewable Energy Producers ETF had returned negative performance for the three- and five-year periods ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one-year period and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index; and

•	as of September 30, 2025, the Global X S&P 500 Christian Values ETF was a new fund with limited performance history and that meaningful data relating to the investment performance of that Renewal Fund was not available.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds). The Board also considered that, for certain Renewal Funds that had invested in affiliated acquired funds, Global X Management bore the costs of such acquired fund fees and expenses.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of each Renewal Fund’s shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the following Renewal Funds, the Board noted that:

•	the Global X Lithium & Battery Tech ETF’s Management Fee and total expenses

Other Information (Form N-CSRS Items 8-11) (Unaudited)

were each 23 basis points higher than the peer group average, respectively, and 22 basis points higher than the peer group median, respectively, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s global exposure and access to unique markets compared to the peer group;

•	the Global X SuperDividend ETF’s Management Fee was 5 basis points higher than the peer group average and 9 basis points higher than the peer group median and its total expenses were 3 basis points higher than the peer group average and 2 basis points higher than the peer group median, and that Global X Management had agreed to extend the expense limitation in place for the Renewal Fund and believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Social Media ETF’s Management Fee was 7 basis points higher than the peer group average and 15 basis points higher than the peer group median and its total expenses were 4 basis points higher than the peer group average and 8 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

•	the Global X Guru Index ETF’s Management Fee was 21 basis points higher than the peer group average and 27 basis points higher than the peer group median and its total expenses were 17 basis points higher than the peer group average and 25 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s differentiated approach, and that the fees and expenses were within the range of the comparable funds;

•	the Global X SuperDividend U.S. ETF’s Management Fee was 12 basis points higher than each of the peer group average and median and its total expenses were 4 basis points higher than the peer group average and 8 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the unique methodology utilized by the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

•	the Global X SuperDividend Emerging Markets ETF’s Management Fee was 15 basis points higher than the peer group average and 10 basis points higher than the peer group median and its total expenses were 16 basis points higher than the peer group average and 11 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the unique methodology utilized by the Renewal Fund;

•	the Global X SuperDividend REIT ETF’s Management Fee was 20 basis points higher than the peer group average and 15 basis points higher than the peer group median and its total expenses were 19 basis points higher than the peer group average and 14 basis points higher than the peer group median and that Global X Management believed the fees and expenses were appropriate in light of the unique methodology applied by the

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Renewal Fund;

•	the Global X Renewable Energy Producers ETF’s Management Fee was 16 basis points higher than the peer group average and 15 basis points higher than the peer group median and its total expenses were 9 basis points higher than each of the peer group average and median, and that Global X Management believed the fees and expenses were appropriate in light of the unique exposure of the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

•	the Global X MSCI SuperDividend EAFE ETF’s Management Fee was 21 basis points higher than the peer group average and 15 basis points higher than the peer group median and its total expenses were 20 basis points higher than the peer group average and 15 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the unique methodology utilized by the Renewal Fund;

•	the Global X U.S. Electrification ETF’s Management Fee was 1 basis point higher than the peer group average and equal to the peer group median and its total expenses were 6 basis points below each of the peer group average and median, and that Global X Management believed the fees and expenses were appropriate in light of the unique exposure of the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

•	the Global X S&P 500 U.S. Market Leaders Top 50 ETF’s Management Fee was equal to the peer group average and 10 basis points higher than the peer group median and its total expenses were 1 basis point lower than the peer group average and 10 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s unique approach to screening securities and were within the range of the fees and expenses of the comparable funds; and

•	the Global X S&P 500 U.S. Revenue Leader ETF’s Management Fee was 9 basis points lower than the peer group average and 4 basis points higher than the peer group median and its total expenses were 8 basis points lower than the peer group average and 3 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s unique approach to screening securities and were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Management Fee for the Renewal Funds reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board also considered:

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in seeking to assure that the Renewal Funds are attractive to investors;

•	with respect to the Global X SuperDividend ETF, that Global X Management had agreed to extend the expense limitation in place for the Renewal Fund; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-1600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 9, 2026